As filed with the Securities and Exchange Commission on April 25, 2023

File No. 333-260637

811-21250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

---------------------------------

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64

Wilton Reassurance Life Co of New York Variable Life Separate Account A

(Exact Name of Registrant)

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(Name of Depositor)

800 Westchester Avenue

Suite 641 North

Rye Brook, New York 10573

(203) 762-4400

(Address of Depositor’s principal executive offices)

CT Corporation System

28 Liberty Street, Floor 42

New York, NY 10005

(212) 894-8940

(Name, Address and Telephone Number of Agent for Service)

Copy to:

Karen Carpenter, Esquire

4840 N. River Blvd., Suite 400

Cedar Rapids, Iowa 52411

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing become effective (check appropriate box):

/    / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 2023, pursuant to paragraph (b) of Rule 485

/    / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/    / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

New FutureVest Variable Universal Life

Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by: Wilton Reassurance Life Company of New York

In connection with: Wilton Reassurance Life Co of New York Variable Life Separate Account A

Mailing Address:

P.O. Box 660191, Dallas, TX 75266-0191

Effective on or about May 27, 2023: P.O. Box 4272, Clinton, IA 52733-4272

Telephone Number: 1-800-268-5619

Effective on or about May 27, 2023: 1-800-262-1028

Date: May 1, 2023

This Prospectus describes information you should know about the New FutureVest VUL Individual Flexible Premium Variable Adjustable Life Insurance Policy. Please read it carefully.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

Effective October 1, 2021, this product is no longer being offered for sale.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Policies are not FDIC insured.

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Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured’s age at his or her last birthday.

Attained Age — The Insured’s age on his or her last birthday as of the Policy Issue Date and subsequent Policy Anniversaries.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Company — Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the Safety Net Premium provision.

Insured — The person whose life is covered by your Policy.

Investment Options — Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Automatic Payment — A method of paying a premium each month automatically, for example by bank draft or salary deduction.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

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Net Investment Factor — An index applied to measure the net investment performance of a Sub-Account from one Valuation Date to the next. It is used to determine the Policy Value of a Sub-Account in any Valuation Period.

Net Policy Value — The Policy Value, less any Policy Debt.

Net Premium — The Premium paid less the premium expense charge.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.

Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“You” “Your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

Policy Value — The sum of the values in the Sub-Accounts of the Separate Account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.

Portfolio Company(ies) — The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as Premium for the Policy by you or on your behalf.

Safety Net Premium — The period of time the Policy is guaranteed to stay inforce based on the payment of the Safety Net Premium.

SEC — The Securities and Exchange Commission.

Separate Account — Wilton Reassurance Life Co of New York Variable Life Separate Account A, which is a segregated investment account of Wilton Reassurance Life Company of New York.

Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

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Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

We, Us, Our — Our company, Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

You, Your — The person(s) having the rights of ownership defined in your Policy.

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Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of the lesser of 2% of amount withdrawn or $25.00 applies.

If the investor surrenders the Policy within the first 10 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 4,749% ($47.49) per $1,000 of Face Amount. For example, if you surrender your Policy, you could pay a surrender charge of up to $4,749 on a Policy with a $100,000 Face Amount.

				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges

In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee may be charged for the second and each subsequent transfer in each calendar month. (We are currently waiving the Transfer Fee.) Fees may also be charged to exercise optional benefits.

				Charges and Deductions - Premium Expense and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)

In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:

				Charges and Deductions - Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company’s Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.10%	1.04%

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Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment	This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 10 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.	Principal Risks of Investing in the Policy
Risks Associated with Investment Options	Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.	Principal Risks of Investing in the Policy and General Description of the Policy - The Fixed Account
Insurance Company Risks	An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Wilton Reassurance Life Company of New York, including its financial strength ratings, is available upon request by calling 1-800-268-5619, effective on or about May 27, 2023, 1-800-262-1028.	General Account and Financial Condition of Wilton Reassurance Life Company of New York
Contract Lapse

Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

How Your Policy Can Lapse

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Restrictions		Location in Prospectus
Investments

We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes		Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy and note that there is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.	Federal Taxes

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

Charges and Deductions - Commissions Paid to Broker-Dealers
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.	Charges and Deductions - Commissions Paid to Broker-Dealers and Surrender Charges

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Overview of the Policy

For Whom is this Policy Appropriate?

This Policy is designed to provide both life insurance protection, flexibility in Premium payments and a choice of Death Benefits. It may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, financial goals needing a Death Benefit with an added investment component and funds that are not required to meet current needs.

What Premium Payments are Required Under the Policy?

Because the Policy is a “flexible premium” policy you have a great amount of flexibility in determining the timing and amount of your Premiums. You are required to pay a first year Premium, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. After the first Policy Year, you do not have to pay the required Premium as long as you pay the cumulative Premium due under the Safety Net Premium Feature. Under the Safety Net Premium Feature, we agree to keep the Policy, including any optional benefits, inforce for a specified period regardless of the investment performance of the Sub-Accounts as long as your total premiums paid (reduced for withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. When the Safety Net Premium Feature is not in effect, your Policy remains inforce as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. Payment of insufficient premiums may result in a lapse of the Policy.

Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately.

The Policy currently offers multiple Investment Options, which include Sub-Accounts and a Fixed Account option. Each Sub-Account invests in a single Portfolio Company. You may invest in up to 21 Investment Options. You may transfer money among your investment choices, subject to restrictions. Additional information about each Portfolio Company is provided in the Appendix A at the back of this Prospectus.

What are the Primary Features of the Policy?

Death Benefit. While your Policy is inforce, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.

Withdrawal Options. You may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000.

Loan Provisions. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 75% of the Surrender Value so long as the Net Surrender Value

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after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

Optional Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. The riders we currently offer are described below in “Other Benefits Available Under the Policy.” In our discretion, we may offer additional riders or stop offering a rider. All riders can be concurrently elected. Riders requiring an additional cost will reduce your Policy Value due to the cost of the rider.

Riders

•

Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65.

•	Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.

•	Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.

•

Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

•	Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value.

•

Guaranteed Insurability Rider - This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of Insured’s ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption.

Other Benefits

•

Asset Allocation Program - You may elect to participate in the optional asset allocation program for no additional charge to you. The asset allocation program provides Policy Owners with an assessment questionnaire to help determine their investment time horizon and tolerance for risk. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Morningstar ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment.

•	Dollar Cost Averaging - You may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account or Fixed Account.

•	Portfolio Rebalancing - We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Expense Charge	When you pay a premium	6% of the Premium amount
Surrender Charge	When you surrender your Policy during the first 10 Policy Years	Maximum: $47.49 per $1,000 of Face Amount Minimum: $4.48 per $1,000 of Face Amount
Year One Charge for a Representative Investor(1) Surrender Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue	When you surrender your Policy	$20.88 per $1,000 of Face Amount
Partial Withdrawal Service Fee	When you make a withdrawal	The lesser of 2% of amount withdrawn or $25.00
Transfer Fee(2)	Second and each subsequent transfer in each calendar month	$10.00 Maximum; $0 current
Accelerated Death Benefit Rider, Terminal Illness	When Benefit Elected	$150
Overloan Protection Rider	When Benefit Elected	4.5% of Policy Value
(1)

The charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular charges that would apply to you by contacting the number on the cover page.

(2)	We are currently waiving this fee.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolio Company’s fees and expenses.

Periodic Charges Other Than Annual Portfolio Company’s Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Policy Charge:
Cost of Insurance(1) Maximum and Minimum Charge	Monthly	Maximum and current: $83.33 per $1,000 Net Amount at Risk Minimum and current: $0.01 per $1,000 Net Amount at Risk
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue, assuming $1,825.00 annual premium		Guaranteed: $0.16 per $1,000 Net Amount at Risk Current: $0.16 per $1,000 Net Amount at Risk First Month’s Charge: $18.37
Policy Fee	Monthly	Maximum: $15; current: $11
Mortality and Expense Risk Fees	Monthly	Years 1-10: 0.85% annually - guaranteed (0.70% annually - current) Sub-Account Policy Value Years 11+: 0.45% annually - guaranteed (0.30% annually - current) Sub-Account Policy Value
Administrative Expense Charge	Monthly for the first 30 Policy Years	Maximum: $0.35 per $1,000 Face Amount Minimum: $0.06 per $1,000 Face Amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue.		$0.16 per $1,000 on the first $100,000 $0.06 per $1,000 on the amount over $100,000
For Policies with applications signed prior to August 10, 2020:
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 2% annually; Interest Rate on Standard Loans 3% annually
For Policies with applications signed on or after August 10, 2020:
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 1% annually; Interest Rate on Standard Loans 2% annually

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Optional Benefit Charges
Children’s Level Term Rider	Monthly	$2.50 per $5,000 unit of coverage
Accidental Death Benefit Rider		Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.08 per $1,000 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue	Monthly	$0.10 per $1,000 Monthly Charge: $12.00
Continuation of Payment Rider		Maximum COI: $1.54 per $100 of benefit amount Minimum COI: $0.25 per $100 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue, assuming $1,825.00 annual premium	Monthly	$0.64 per $100 of benefit amount Monthly Charge: $11.68
Guaranteed Insurability Rider		Maximum COI: $0.12 per $1,000 benefit amount Minimum COI: $0.07 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue	Monthly	$0.11 per $1,000 Monthly Charge: $13.20

(1)

The cost of insurance or other charge varies based on individual characteristics. The cost of insurance charge or other charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular cost of insurance or other charges that would apply to you by contacting the number on the cover page.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of the Portfolio Companies available under the Policy, including their annual expenses, is located in the Appendix A at the back of this Prospectus.

The Portfolio Company’s Annual Expenses

	Minimum	Maximum

Total Annual Operating Expenses(1) (expenses that are deducted from the Portfolio Company’s assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.04%

(1)	Expenses are shown as a percentage of the Portfolio Company’s average daily net assets (before any waiver or reimbursement) as of December 31, 2022.

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Principal Risks of Investing in the Policy

Risk of Loss. You can lose money by investing in the Policy. Amounts you allocate to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolio Companies in which those Sub-Accounts invest. You bear the investment risk that the Portfolio Companies might not meet their investment objectives. Shares of the Portfolio Companies are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Not a Short-Term Investment. This Policy is designed to provide benefits on a long-term basis. It is not suitable as a short-terms savings vehicle. You should not purchase the Policy if you may need to access the Policy Value within a short time. If you are purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which you are purchasing the Policy.

Risks Associated with Investments. Your Policy Value will vary depending on the investments options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its unique risks. You should review these investment options before making an investment decision.

Insurance Company Risks. An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you.

Policy Lapse. Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstate Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

Access to Cash Value. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We will subtract a surrender charge from your surrender proceeds during the first ten Policy Years and the first ten years following an increase to the Face Amount. You also may withdraw a portion of your Policy Value through a partial withdrawal. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal. Surrenders and withdrawals may have adverse tax consequences.

Tax Consequences. Your Policy is structured to meet the definition of a life insurance policy under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

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Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance policies, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1⁄2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance policy under the Tax Code. For more information on the consequences of a Policy becoming a modified endowment contracts, see Federal Taxes -Modified Endowment Contracts. For more information on the tax treatment of the Policy, in general, see “Federal Taxes”.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

General Description of Depositor, Registrant, and Sub-Accounts

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“Company”) serves as depositor of the Separate Account. The home office is located at 800 Westchester Avenue, Suite 641 North, Rye Brook, New York 10573 and we have offices located at 20 Glover Avenue, 4th Floor, Norwalk, CT 06850, however our administrative mailing address is P.O. Box 660191, Dallas, TX 75266-0191, effective on or about May 27, 2023, P.O. Box 4272, Clinton, IA 52733-4272.

General Account and Financial Condition of Wilton Reassurance Life Company of New York. Any guarantees under the Policy that exceed your Policy Value are paid out of the Company’s general account and are subject to our financial strength and claims paying ability. Obligations funded by the general account are the death benefit, living benefits, the accelerated death benefit riders, and the Overloan Protection Rider.

We are obligated to pay all money we owe under the Policies — such as death benefits and income payments — if that amount exceeds the assets in the Separate Account. Any such amount is paid from our general account. Such amounts are subject to our financial strength and claims paying ability and our long-term ability to make such payments. We are regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account and requires us to hold a specific amount of reserves to meet contractual obligations payable out of our general account. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. State regulators also require Wilton Reassurance Life Company of New York to maintain a minimum amount of capital, to act as a cushion in the event the Company suffers a financial impairment. But there is no guarantee that we will always be able to meet our claims paying obligations, and there are risks associated with purchasing any insurance product.

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We encourage Policy Owners to read and understand our financial statements. Our financial statements are included in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information without charge by writing to us at P.O. Box 660191, Dallas, TX 75266-0191 or calling us at 1-800-268-5619. On or about May 27, 2023 please use the following: P.O. Box 4272, Clinton, IA 52733-4272, 1-800-262-1028.

The Separate Account. Wilton Reassurance Life Co of New York Variable Life Separate Account A is the registrant of the policies. It was originally established in 1995, as a segregated asset account of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York was acquired by Wilton Reassurance Company on October 1, 2021 and subsequently on November 1, 2021 merged into Wilton Reassurance Life Company of New York on the same date. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or the Company. Wilton Reassurance Life Co of New York Variable Life Separate Account A is a segregated separate account of the Company. Wilton Reassurance Life Company of New York owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Wilton Reassurance Life Company of New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Wilton Reassurance Life Company of New York’s other assets. Wilton Reassurance Life Company of New York is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolio Companies. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts, or the Portfolio Companies. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolio Companies and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

The street address for the Wilton Reassurance Life Co of New York Variable Life Separate Account A is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850, with a mailing address of P.O. Box 660191, Dallas, TX 75266-0191, , effective on or about May 27, 2023, P.O. Box 4272, Clinton, IA 52733-4272.

Sub-Accounts. You may allocate your purchase payments to various Sub-Accounts. Each Sub-Account invests in the shares of a corresponding Portfolio Company. Each Portfolio Company has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name; its type or a brief statement of its investment objectives; its investment adviser and any sub-investment adviser; current expenses; and performance is included in the Appendix A at the back of this Prospectus. Certain Portfolio Companies may not be available depending on the date you purchased your Policy. In addition, certain Portfolio Companies are closed to Policy Owners not invested in the specified Portfolio Companies by a designated date.

We do not provide investment advice, nor do we recommend any particular Sub-Account. You bear the risk of any decline in the value of Sub-Accounts resulting from the performance of the Sub-Accounts. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolio Companies when making an allocation to the Sub-Accounts.

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We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolio Companies held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of Portfolio Company shares as to which a Policy Owner may give instructions as of the record date for a Portfolio Company’s shareholder meeting.

The number of votes you are entitled to for a Portfolio Company’s shares held in a Sub-Account in which you are invested is determined by dividing your Sub-Account value attributable to the Portfolio Company by the net asset value of a single Portfolio Company share. Fractional shares will be counted.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio Company shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio Company are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolio Companies or to approve or disapprove an investment advisory contract for one or more of the Portfolio Companies.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolio Companies if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio Company or would result in the purchase of securities for the Portfolio Company which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio Company. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio Company shares without obtaining instructions from our Policy Owners, and we may choose to do so.

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Charges and Deductions

Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the premium expense charge. The premium expense charge equals 6.00% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

New York does not currently have a premium tax.

Monthly Deduction. On the Issue Date and on each Monthly Activity Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)	the policy fee;
2)	the administrative expense charge;
3)	the mortality and expense risk charge;
4)	the cost of insurance charge for your Policy; and
5)	the cost of certain additional benefits provided by riders, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

Policy Fee. The monthly policy fee will never be more than $15.00 per month. We currently charge $11.00. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The policy fee is waived after the Insured’s age 121.

Administrative Expense Charge. The monthly Administrative Expense Charge applies for the first thirty Policy Years, and varies based on the Insured’s age at issue of the Policy, sex, payment class, and Face Amount. The current monthly Administrative Expense Charge is tiered such that one rate per $1,000 is charged on the first $100,000 of Face Amount and another rate per $1,000 is charged on the Face Amount above $100,000. See Periodic Charges Other Than Annual Portfolio Company’s Expenses. The guaranteed amount is the same as the current amount. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s Attained Age at the time of the increase. The applicable charge applies for thirty years from the date of the increase. If you decrease the Face Amount, the Administrative Expense Charge remains the same. The Administrative Expense Charge is waived after the Insured’s age 121.

Mortality and Expense Risk Charge. The current monthly mortality and expense risk charge is calculated at a monthly rate of 0.06% of the net Policy Value allocated to the Sub-Accounts for the first ten years and 0.03% thereafter. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Activity Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The mortality and expense risk charge is waived after the Insured’s age 121.

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Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the prior Monthly Activity Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Activity Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex, payment class and Face Amount, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (45-Year Old Non-Smoking Male):

Face Amount	$100,000

Death Benefit Option	1

Policy Value on the Current Monthly Activity Day	$30,000

Insured’s Attained Age	45

Corridor Percentage	215%

Death Benefit	$100,000

On the Monthly Activity Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 215% = $64,500). See Standard Death Benefits - Death Benefits- Death Benefit Options. Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) – $50,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Purchase of Policy and Premiums - Policy Value ”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

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We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 2017 Commissioners Standard Ordinary (“2017 CSO”) Smoker and Non-Smoker Mortality Table, based on the Insured’s sex, smoker status, and age.

Beginning on the Policy Anniversary following the Insured’s 121st birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.

Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. The annual interest rate charged for preferred loans of 2.0% for Policies with an application signed prior to August 10, 2020, and 1.0% for Policies with an application signed date on or after August 10, 2020, while standard loans are charged an annual interest rate of 3.0% for Policies with an application signed prior to August 10, 2020 and 2.0% for Policies with an application signed date on or after August 10, 2020. See Policy Loans for information regarding how Policy loans are deducted from the relevant accounts. Because amounts allocated to the Loan Account are credited interest, the loan credited rate is 2.0% per year for Policies with an application signed prior to August 10, 2020, and 1.0% per year for Policies with an application signed date on or after August 10, 2020. Preferred loans have a zero net cost and standard loans are subject to a net interest rate of 1.0%. For additional information please refer to Policy Loans section.

Rider Charges. If your Policy includes one or more optional benefits, a rider charge applicable to each optional benefit you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The charge for the Children’s Level Term Rider is $2.50 per $5,000 unit of coverage; up to 5 units may be purchased. The Accidental Death Benefit Rider cost of insurance charge varies based on the insured’s age; the maximum cost of insurance for this rider is $0.13 per $1,000 of benefit amount and the minimum cost of insurance is $0.08 per $1,000 of benefit amount. The Continuation of Payment Rider cost of insurance charge varies based on the insured’s age and sex; the maximum cost of insurance for this rider is $1.54 per $100 of benefit amount and the minimum cost of insurance is $0.25 per $100 of benefit amount. The Guaranteed Insurability Rider cost of insurance charge varies based on the insured’s age; the maximum cost of insurance for this rider is $0.12 per $1,000 of benefit amount and the minimum cost of insurance is $0.07 per $1,000 of benefit amount. Rider charges for a representative insured are in the “Periodic Charges Other Than Portfolio Company’s Operating Expenses” table of this Prospectus. The Accelerated Death Benefit Rider, Terminal Illness has a $150 administrative fee if the benefit is elected. The Accelerated Death Benefit Rider, Chronic Illness has a $250 administrative fee if the benefit is elected. The Overloan Protection Rider has a transaction fee of 4.5% of the Policy Value if the benefit is elected. For a description of the optional riders, see “Other Benefits Available Under the Policy”.

Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

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Portfolio Company Charges. You indirectly bear the charges and expenses of the Portfolio Companies whose shares are held by the Sub-Accounts to which you allocate your Policy Value. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the prospectuses for the appropriate Portfolio Companies.

We receive compensation from the investment advisers or administrators of some of the Portfolio Companies. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolio Companies. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio Company and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolio Companies for providing certain services primarily intended to assist in the account servicing of the Portfolio Company’s shares held by corresponding Sub-Accounts.

Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$20.88

Male Smoker	$25.97

Female Non-Smoker	$18.80

Female Smoker	$21.28

Unisex Non-Smoker	$20.51

Unisex Smoker	$25.58

Accordingly, if the Insured were a male non-smoker age 45 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $2,088.00.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rate is $47.49 per thousand.

If you surrender your Policy after ten Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, status as a smoker or non-smoker, and the number of years elapsed since your Policy was

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issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 45	Male, Smoker Age 45	Female, Nonsmoker Age 45	Female, Smoker Age 45	Unisex, Nonsmoker Age 45	Unisex, Smoker Age 45

1	100%	100%	100%	100%	100%	100%

2	93%	93%	93%	93%	93%	93%

3	87%	87%	87%	87%	87%	87%

4	82%	82%	82%	82%	82%	82%

5	77%	77%	77%	77%	77%	77%

6	64%	64%	64%	64%	64%	64%

7	51%	51%	51%	51%	51%	51%

8	38%	38%	38%	38%	38%	38%

9	25%	25%	25%	25%	25%	25%

10	12%	12%	12%	12%	12%	12%

11+	0%	0%	0%	0%	0%	0%

Thus, in the example given above, if the Policy were surrendered during the seventh Policy Year, the surrender charge would equal [$1,064.88 ($2,088.00 × 51%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a ten Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face Amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent or contact our Service Center at the number on the cover page of this prospectus. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The premium expense charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the

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premium expense charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

Partial Withdrawal Service Fee. We do not assess a surrender charge for a partial withdrawal. We do, however, subtract a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, for a partial withdrawal from the remaining Policy Value to cover our expenses relating to the partial withdrawal. The partial withdrawal fee will be deducted in the same proportions as the partial withdrawal, see Making Withdrawals: Accessing the Money in Your Policy - Partial Withdrawals.

Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account and to require a minimum transfer amount of $100. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Commissions Paid to Broker-Dealers. The Policies were offered on a continuous basis until October 1, 2021. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents. Commissions paid vary, but we may pay a maximum sales commission of 135% of first year premiums, plus up to 5% of any additional Premiums in Years 2-5. In addition, we may pay a trail commission of up to 0.20% of Policy Value on Policies that have been inforce for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments.

From time to time, we pay asset-based compensation to broker-dealers. These payments vary among broker-dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion of the Policies, and they vary among broker-dealers. The distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the broker-dealer’s distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the broker-dealer’s registered representatives. A list of broker-dealers that Everlake Distributors, LLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and the terms of the arrangement may differ among broker-dealers.

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General Description of the Policy

Policy Rights. The Policy provides a number of Policy roles. They are the Policy Owner, the Insured, and the Beneficiaries.

Policy Owner. The Policy Owner controls the Policy during the lifetime of the Insured. The Insured is the Policy Owner if no other person is named in the application as the Policy Owner. Unless you provide otherwise, as Policy Owner, you may exercise all rights granted by the Policy without the consent of anyone else. If the last-named Policy Owner dies before the Insured, then any contingent owner is the new Policy Owner. If no Policy Owner named is living, then the Policy Owner will be the estate of the last-named Policy Owner.

You may name a new Policy Owner. You must make this request in writing in a form satisfactory to us and file it with us. No such request is binding upon us until we accept it. When we accept it, it is effective as of the date you signed the request, subject to any action we have taken before we accept it.

Insured. The Insured is the person whose life is covered by this Policy.

Beneficiaries. You name the Beneficiary(ies) (Primary Beneficiary, Contingent Beneficiary) in the application for the Policy. You may change the Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their written consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions regarding the amount each Beneficiary is to receive, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

Dividends. We do not pay any dividend under the Policies.

Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

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If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge”, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.

The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of these acts. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Wilton New York. Wilton New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than those rates.

Policy and/or Registrant Changes

Changes to the Policy. We reserve the right to amend the Policy to comply with changes in requirements imposed by our regulators. Only officers of Wilton Reassurance Life Company of New York have authority to change this Policy. No agent may do this. Any change must be made in writing by us and is subject to any necessary regulatory approvals.

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PROSPECTUS

Changes to the Separate Account

Additions, Deletions and Substitutions of Securities. We reserve the right, subject to applicable law:

•	Operate the Separate Account in any form permitted by law;

•	Take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

•

Transfer assets from one Sub-Account to another, or to our general account and to substitute the Portfolio Companies in which the Sub-Accounts invest subject to requirements of the Investment Company Act of 1940;

•	Add, combine, or remove Sub-Accounts in the Separate Account

•	Assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and

•

Change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged by the Separate Account and the Portfolio Companies in connection with the Policies.

•	De-register the Separate Account under the Investment Company Act of 1940;

•	Manage the Separate Account under the direction of a committee or discharge such committee at any time;

•	Restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account;

•	Combine the Separate Account with one or more other separate accounts; and

•

Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this Policy belongs, to another separate account. If this type of transfer is made, the term “Separate Account”, as used in the Policy, shall mean the separate account to which the assets were transferred.

We also reserve the right, subject to applicable laws and regulations and after providing notice to you, to discontinue accepting Premium payments and/or discontinue permitting transfers into Sub-Accounts of the Separate Account.

Transfers

General. While the Policy is inforce, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee, although currently we are waiving it.

You currently may not have Policy Value in more 21 Investment Options. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

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Generally, we only make transfers on Valuation Dates. See “Purchase of Policy and Premiums - Policy Value”. If we receive your request on a day that is not a Valuation Date, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent Valuation Date.

Special requirements apply to transfers from the Fixed Account. You may transfer a single payment from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

To give a third-party authorization, you must first send us a completed authorization form.

The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effective on that day at that day’s price. Calls completed after 4:00 p.m. will be effective on the Valuation Date, at that day’s price.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is inforce you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing so long as your Policy Value is spread among no more than 21 Investment Options. The interval between transfers may be monthly, quarterly, semi-annually or annually, at your option. There are no fees associated with the Dollar Cost Averaging program. Transfers made under a Dollar Cost Averaging program will not be assessed a transfer fee and do not

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count towards the number of transfers you can make before a transfer fee applies. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after you elect the Dollar Cost Averaging program. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers — General” for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the Investment Options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. There are no fees associated with Portfolio Rebalancing. Transfers made under a Portfolio Rebalancing program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. No more than 21 Investment Options can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancing’s occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

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Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio Company and raise its expenses, which can impair the Portfolio Company’s performance and adversely affect your Policy Value. Our Policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolio Companies also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio Company, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•

we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio Company or otherwise would be to the disadvantage of other Policy Owners; or

•

we are informed by one or more of the Portfolio Companies that they intend to restrict the purchase, exchange, or redemption of the Portfolio Company shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of the Portfolio Company shares.

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In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•

the total dollar amount being transferred, both in the aggregate and in the transfer request; the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

•

whether your transfers follow a pattern that appears designed to take advantage of short-term market fluctuations, particularly within certain Sub-Account underlying the Portfolio Company that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

•	whether the manager of the underlying Portfolio Company has indicated that the transfers interfere with the Portfolio Company management or otherwise adversely impact the Portfolio Company; and

•	the investment objectives and/or size of the Sub-Account’s underlying the Portfolio Company.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio Company may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Wilton Reassurance Life Company of New York has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Wilton New York’s trading Policy. Under these agreements, Wilton New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy Value to the fund.

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PROSPECTUS

Short-Term Trading Fees. The underlying Portfolio Companies are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio Company’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio Company. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio Company. If a Portfolio Company elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio Company. Please consult the Portfolio Company’s prospectus for more complete information regarding the fees and charges associated with each Portfolio Company.

Investment Policy Changes. If there is a material change of the Separate Account’s investment policy, you may exchange this variable policy plan without evidence of insurability for a plan of permanent fixed benefit insurance so that values do not vary with the investment experience of the Separate Account within 60 days of the later of:

1. The effective date of such change; or

2. The receipt of the notice of the change.

This exchange will be implemented by transferring your Policy Value to the Fixed Account and removing your future right to allocate funds to the Separate Account. We will issue an endorsement amending the Policy upon the implementation of this exchange. This transfer will not be subject to the excess transfer fee.

Exchange of Plan. You may exchange this variable policy plan within 18 months of the Issue Date, for a plan of permanent fixed benefit insurance so that values do not vary with the investment experience of the Separate Account. This exchange will be implemented by transferring your Policy Value to the Fixed Account and removing your future right to allocate funds to the Separate Account. We will issue an endorsement amending the Policy upon the implementation of this exchange. This transfer will not be subject to the excess transfer fee.

Purchase of Policy and Premiums

Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. The maximum issue age is 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Not all riders may be available in all states. This Prospectus describes all material features of the Policy including all material variations.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all underwriting requirements have been met.

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If you pay a Premium with your application, we provide you with up to $1,000,000 of temporary conditional insurance if you meet all of the terms of the Temporary Insurance Agreement. The Temporary Insurance Agreement provides coverage during the underwriting of your application but only if you meet its requirements, including you are free of certain excluded medical conditions. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams have been completed and lab specimens provided. The Issue Date determines Monthly Activity Days, Policy Months, and Policy Years.

Premium Payments. The minimum initial payment as shown in your Policy must be paid in full for the Policy coverage to begin. The required premium for the Policy is based on the Insured’s age, sex, underwriting classification, Face Amount of the Policy, death benefit option, optional riders selected, and charges and expenses. After the initial payment, payments are flexible. You may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance policy under the Tax Code, as explained in “Federal Taxes”. If you pay too little, the Policy will lapse subject to the Grace Period.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see “How Your Policy Can Lapse”. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.

Premiums must be sent to us at our address on the first page. You may also make a Monthly Automatic Payment. If you would like to make your payment through Monthly Automatic Payment, you may contact us at the number on the cover page, and we will provide you with information on the current methods available. Currently electronic fund transfers from your bank account are available. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy will lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes—Modified Endowment Contracts”  for more information.

Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) inforce during a specified period regardless of changes in the Policy Value. If the Insured is

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PROSPECTUS

age 60 or less at the Issue Date, the specified period is the first twenty Policy Years. If the Insured is age 61 to 75 at the Issue Date, it runs from the Issue Date until the next Policy Anniversary after the Insured’s 80th birthday. If the Insured is over age 75 at the Issue Date, it runs from the Issue Date until five years after the Issue Date.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “How Your Policy Can Lapse”. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount is the minimum Premium required in order to issue the Policy. In subsequent years, the Safety Net Premium is the same as that of the first year provided there are no changes made to your Policy. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional riders, adding optional riders to your Policy increases your Safety Net Premium amount. Face amount increases or decreases, partial withdrawals, and death benefit option changes may also affect the monthly Safety Net Premiums.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. The Safety Net Premium feature can be reinstated at any time before the Safety Net expiry date if total Premium payments received, less partial withdrawals and Policy Debt are greater than the sum of the required monthly Safety Net Premiums. For more detail about the circumstances in which the Policy will lapse, see “How Your Policy Can Lapse”.

The following are examples of how the Safety Net Premium may change as a result of changes in your Policy:

Base Policy	Monthly Safety Net Premium
Face Amount $250,000, 45 Male Non-Smoker, Death Benefit Option 1, no riders	$211.88
Changes to Base Policy
Increase Face Amount to $300,000 in year 5	$263.92
Decrease Face Amount to $200,000 in year 5	$169.50
Partial Withdrawal of $3,000 in year 5	$209.34

Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes — Modified Endowment Contracts.”

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PROSPECTUS

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your Policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your Policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional Premium into such a Policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may allocate Policy Value among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may change or waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, your Premiums are not allocated until all requirements are satisfied. In these cases, the Premium is held in an account without interest until the outstanding requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Sub-Account Valuation. Net Premium payments are credited to the Sub-Accounts on the basis of the Sub-Account valuation next determined after receipt of the Premium. For Premiums received before the New York Stock Exchange closes the Net Premium is allocated to the Sub-Accounts based on the Sub-Account Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00p.m. Central Time). If we receive the Premium after the close of the New York Stock Exchange, it is allocated based on the Sub-Account Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange. We convert amounts allocated to the Sub-Accounts into Accumulation Units by dividing the dollar amount allocated by the Accumulation Unit value for that Sub-Account on the Valuation Date when the allocation occurs.

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Policy Value. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account plus the value of the Fixed Account and the Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio Company. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio Company held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio Company during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio Company held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolio Companies for a description of how the assets of each Portfolio Company are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:

(1)	The total value of your Accumulation Units in the Sub-Account; plus

(2)	Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

(3)	Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus

(4)	Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus

(6)	The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)	Any Net Premium allocated to it, plus

(2)	Any Policy Value transferred to it from the Sub-Accounts; plus

(3)	Interest credited to it; minus

(4)	Any Policy Value transferred out of it; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)	The portion of any Monthly Deduction allocated to the Fixed Account.

(7)	All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

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Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.”

Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

We may postpone paying any amount for a total surrender, a partial withdrawal, or the disbursement of a Policy loan to authenticate the signature on a request. In the event that we postpone payment, the request will not be effective until we have validated the signature on the request to our satisfaction. Once accepted, the request for a total surrender, a partial withdrawal, or a Policy loan will be paid within seven days.

Standard Death Benefits

Death Benefits. While your Policy is inforce, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options,” we pay the Death Benefit proceeds in one sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Riders which may impact the death benefit include the Accidental Death Benefit Rider, the Overloan Protection Rider, and the Accelerated Death Benefit Riders. Please see “Other Benefits Available Under Your Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

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Death Benefit Options. The minimum Death Benefit is equal to the Face Amount. You may choose one of two Death Benefit Options:

Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the net amount at risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant net amount at risk. If this Policy is inforce on the Policy Anniversary following the insured’s 100th birthday and Option 2 has been selected, the death benefit option will change to Option 1.

While your Policy remains inforce, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 100 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, for a given Premium and Face Amount, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B
Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured’s Attained Age	45	45
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	215%	215%
Death Benefit	$103,200	$100,000

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In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).

Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Activity Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a Death Benefit Option change. In addition, changes to the death benefit option may have tax consequences.

Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge” of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been inforce for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement

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while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

Other Benefits Available Under the Policy

General. In addition to the standard death benefits associated with the Policy, other standard and/or optional benefits may also be available to you.

The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is the Benefit Standard or Optional?	Brief Description of Restrictions or Limitations
Children’s Level Term Rider	Provides for level term insurance on the Insured’s children.	Optional	We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you.
Accidental Death Benefit Rider	Provide additional insurance if the Insured dies from accidental bodily injury.	Optional	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.
Continuation of Payment Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	Optional	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

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Guaranteed Insurability Rider	This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of certain Insured’s ages without proof of insurability.	Optional

Only available at Policy issue ages 38 and younger.

Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available.

Accelerated Death Benefit Rider, Terminal Illness	Provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.	Standard

A terminal illness is a medical condition that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.

There is a charge when the benefit is elected.

The maximum accelerated death benefit you may receive is less than the Death Benefit and capped and subject to discounting, fees, required unpaid Premiums and any outstanding charges.

Overloan Protection Rider	Guarantees the Policy will not lapse due to Policy loans exceeding the Surrender Value.	Standard

Only available at Policy issue.

No additional premiums, withdrawals or loans are permitted.

There is a one-time charge of 4.5% of the Policy Value upon election.

The rider benefit is only available if certain conditions are met.

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Asset Allocation	The asset allocation program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. If you participate in this program, you may select one of the available Morningstar ETF Asset Allocation Series Portfolios.	Standard	Each transfer modifying the program counts towards the number of transfers used to determine if there is a transfer fee*. *We are currently waiving this fee.
Dollar Cost Averaging	You may automatically transfer a set amount every month from any Sub-Account or the Fixed Account to any Sub-Account or the Fixed Account.	Standard	There is a minimum transfer amount of $100 per transfer. This cannot be used with Portfolio Rebalancing.
Portfolio Rebalancing	We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.	Standard

If rebalancing is stopped, there is a 30 day waiting period to resume the program.

May not change allocation percentages more than twice in a 12 month period and total change to Fixed Account may not exceed 20%.

This cannot be used with Dollar Cost Averaging.

Riders

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Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains inforce until the child reaches age 25. The rider may be exchanged for a new term Policy on the earlier of each child’s 25th birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider. For example, if this rider is selected with a benefit amount of $10,000, and the insured child dies prior to their 25th birthday when the Insured is 65 or younger, we would pay you the $10,000 benefit.

•

Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider. For example, if this rider is selected

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with a $100,000 benefit and the Insured dies in an accident, such as a car wreck, prior to their 70th birthday, we would pay the Policy Beneficiary $100,000 in addition to the Death Benefit of the Policy.

•

Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider. For example, if this rider is selected with a benefit amount of $750, and the Insured becomes disabled before they reach 60, we will pay $750 to the Policy every month during the Insured’s disability.

•

Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

•	80% of the Death Benefit as of the date the first request is paid; or

•	$250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

•	any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

•	an administrative expense charge of up to $150 for each accelerated benefit request;

•	pro-rata amount of any outstanding Policy loan; and

•

an actuarial discount that reflects the early payment of the accelerated benefit amount. It will be based on an annual interest rate which has been declared by us and the future expected lifetime of the insured. The maximum interest used will be the greater of:

•	The current yield on 90-day U.S. Treasury Bills; or

•	The current maximum statutory adjustable Policy loan interest rate.

For example, if the Insured’s Face Amount is $100,000 and they are diagnosed with a terminal illness, such as pancreatic cancer, and their life expectancy is less than twelve months, upon the Policy Owner’s request we will pay the Policy Owner $80,000 less an administrative fee of $150. The remaining Death Benefit for the Policy payable at the Insured’s death is $20,000.

•

Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. Once the overloan protection benefit has been exercised, the Death Benefit will be the greater of: the Face Amount immediately before exercise; the Policy Value multiplied by the applicable corridor percentage; or 101% of the greater of the Policy Value or Policy Debt. No additional premiums, withdrawals or loans are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are:

○	the Policy has been inforce for at least 15 Policy Years;

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○	the Insured has attained age 75;

○	the death benefit option for the Policy must be Option 1;

○	the Policy Debt is greater than the Face Amount;

○	the Policy Debt has accumulated to at least 90% of the Surrender Value;

○	the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

○	the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

○	the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

For example, if the Policy has a Face Amount of $100,000, the Policy Owner purchased the Policy in 2005, the current year is 2021 and the Insured’s attained age is 95. All Premiums have been withdrawn from the Policy and loans were taken. The Policy Debt currently is greater than the Face Amount and all other rider conditions are met. The Overloan Protection Rider is exercised, the one-time 4.5% charge is taken and the Policy remains inforce for the rest of the Insured’s lifetime. Once the rider has been exercised, the Policy Owner can no longer pay premiums or take loans or withdrawals.

•

Guaranteed Insurability Rider - This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of Insured’s ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption. Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available. This rider is available to Insureds 38 years old and younger. For example, if the Policy has a Face Amount of $100,000 and this rider is selected, on the Insured’s 31st birthday, the Policy Owner may increase the Policy Face Amount by $50,000 without additional underwriting. If the Insured gets married the next year, the Policy Owner can again increase the Face Amount without underwriting, but they cannot do another increase at age 34. They will have to wait until age 37 for the next Face Amount increase without underwriting unless they have a new child prior to the Insured’s 37th birthday.

Other Benefits

•

Asset Allocation Program - As a Policy Owner, you may elect to participate in the optional asset allocation program for no additional charge to you. The asset allocation program can be elected at issue or any time your Policy is inforce. The asset allocation program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Morningstar Associates and included in the asset allocation program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Morningstar ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

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Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program at issue, you may select one of the currently available Morningstar ETF Asset Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Morningstar Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Morningstar ETF Asset Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select a Morningstar ETF Asset Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Morningstar ETF Asset Allocation Series Sub-Account. Additional investment options available with the asset allocation program at issue include the Fixed Account and the Fidelity VIP Government Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Morningstar ETF Asset Allocation Series carefully before participating in the asset allocation program. For example, an investor that is interested in the Asset Allocation Program completes the assessment questionnaire. The questionnaire result suggests that the investor’s investment style is Income and Growth. The investor then discusses this questionnaire result with their sales representative and receives the prospectus for the Morningstar Income and Growth ETF Asset Allocation Portfolio Company, the investment that corresponds to the questionnaire result, to determine if this Portfolio Company is in the best interest and suitable for the investor. After this discussion, the investor may opt to invest in this Sub-Account.

Once your Policy is inforce you may elect to participate in the asset allocation program if it was not elected at time of issue. You may also allocate Policy Value among the Morningstar ETF Asset Allocation Series Portfolios and any other investment options offered on your Policy as desired once your Policy is inforce. You can discontinue participation in the asset allocation program at any time by submitting a Fund Change form. Each transfer you make to modify your asset allocation program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the asset allocation program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Morningstar ETF Asset Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Morningstar ETF Series Portfolios.

Wilton Reassurance Life Company of New York, the principal underwriter of the Policy and the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the asset allocation program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The asset allocation program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the asset

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allocation program at any time. If the program is terminated, but the Morningstar ETF Asset Allocation Series Portfolios are still available, the Policyholder’s allocation will remain in the Morningstar ETF Asset Allocation Series Portfolios Sub-Accounts previously elected.

•

Dollar Cost Averaging - Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account See “Transfers - Dollar Cost Averaging”. In this example, the owner elects to transfer a specified fixed amount of $1,000 monthly from Sub-Account A to Sub-Account B.

Balance of Sub-Account A Prior to Transfer	$100,000
Balance of Sub-Account B Prior to Transfer	$100,000
Transfer from Sub-Account A to Sub-Account B	$1,000
Balance of Sub-Account A After Transfer	$99,000
Balance of Sub-Account B After Transfer	$101,000

•

Portfolio Rebalancing - If you select our Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account in the Portfolio Rebalancing Program. See “Transfers - Portfolio Rebalancing”. In this example, the owner decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The owner rebalances on an annual basis. One year after $100,000 is invested in three different portfolio companies, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation Fund		Performance Year End	Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the sub-accounts within the Separate Account to reflect the specified allocation. The number of units for each Sub-Account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

Settlement Options

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a one sum payment or under one of the settlement options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest-bearing account, if available. You may request a settlement option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement option, which will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

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The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest used to calculate the monthly benefit will not be less than an effective annual rate of 1%. We may pay interest in excess of the guaranteed rate.

We currently offer the two settlement options described below:

Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period.

Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no settlement option is in effect, the Beneficiary may choose a settlement option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

Making Withdrawals: Accessing the Money in Your Policy

Surrender. While your Policy is inforce, you may surrender the Policy. Your Policy and all riders terminate on the day we receive your written request, or the surrender effective date requested by you, whichever is later. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a single payment or under any of the settlement options we offer. See “Settlement Options” above for additional information.

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The following is an example of the calculation of the Net Surrender Value for a Policy surrendered the first Policy Year:

Example (45-Year Old Non-Smoking Male):
Face Account =	$100,000
Annual Premium =	$4,700
Policy Value =	$4,300
Surrender Charge =	$2,088
Net Surrender Value =	$2,212

Partial Withdrawal. While the Policy is inforce, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Face Amount below $25,000. After a partial withdrawal, the Net Surrender Value must be at least $500. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal.

The partial withdrawal will be taken from each sub-account and the fixed account on a pro rata basis unless you specify how much of your partial withdrawal you want taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form. A partial withdrawal will decrease cumulative premiums paid into your Policy. Riders do not impact the ability to take partial withdrawals.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

The following are examples of calculations as discussed above using a 45-Year Old Non-Smoking Male insured. The initial surrender charge is shown above as $2,088 and full calculation details can be found above, “Charges and Deductions - Surrender Charge”. The maximum withdrawal allowable is

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the Net Surrender Value minus $500. The Net Surrender Value is calculated as the Policy Value minus the surrender charge. After the withdrawal, the Policy Value is reduced by the requested withdrawal amount and the $25 withdrawal fee.

Example 1 (45-Year Old Non-Smoking Male):
Death Benefit Option 1, Partial Withdrawal in Policy Year 2
Prior to Partial Withdrawal
Policy Value	$8,600
Surrender Charge	$1,942
Net Surrender Value	$6,658
Maximum Withdrawal Allowable	$6,158
Face Amount	$100,000
Death Benefit	$100,000
Partial Withdrawal Requested	$2,000

After Partial Withdrawal
Policy Value	$6,575
Surrender Charge	$1,942
Net Surrender Value	$4,633
Face Amount	$98,000
Death Benefit	$98,000

For this example, the withdrawal is assumed to occur in Year 2. The Year 2 surrender charge is calculated as 93% of the Year 1 surrender charge shown above. This is $2,088 * 0.93 = $1,942. The maximum withdrawal allowable is $6,658 - 500 = $6,158. The withdrawal assumed to be taken is less than the maximum. After the withdrawal, the Policy Value is reduced by the withdrawal and withdrawal fee and calculated as $8,600 - 2000 - 25 = $6,575. The Net Surrender Value after the withdrawal is calculated as $6,575 - 1,942 = $4,633. The $100,000 Death Benefit also is reduced by the $2,000 withdrawal and after the withdrawal it is $98,000.

Example 2 (45-Year Old Non-Smoking Male):
Death Benefit Option 2, Partial Withdrawal in Policy Year 2
Prior to Partial Withdrawal
Policy Value	$8,600
Surrender Charge	$1,942
Net Surrender Value	$6,658
Maximum Withdrawal Allowable	$6,158
Face Amount	$100,000
Death Benefit	$108,600
Partial Withdrawal	$2,000

After Partial Withdrawal
Policy Value	$6,575
Surrender Charge	$1,942
Net Surrender Value	$4,633
Face Amount	$100,000
Death Benefit	$106,575

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For this example, the calculations for the Policy Value and Net Surrender Value after the withdrawal are the same as Example 1. This example assumes the Policy is Death Benefit Option 2. The Face Amount for a Death Benefit Option 2 Policy is not reduced by the withdrawal but because the Policy Value is reduced by the withdrawal the resulting Death Benefit is reduced.

Example 3 (45-Year Old Non-Smoking Male):
Death Benefit Option 1, Partial Withdrawal in Policy Year 3
Initial Face Amount	$100,000
Increase in Year 2 Face Amount	$200,000
Total Policy Year 3 Face Amount	$300,000

Prior to Partial Withdrawal
Policy Value	$12,700
Surrender Charge	$5,814
Net Surrender Value	$6,886
Maximum Withdrawal Allowable	$6,386
Death Benefit	$300,000
Partial Withdrawal	$2,000

After Partial Withdrawal
Policy Value	$10,675
Surrender Charge	$5,814
Net Surrender Value	$4,861
Initial Face Amount	$100,000
Increase Face Amount	$198,000
Total Face Amount	$298,000
Death Benefit	$298,000

This example assumes there was a face increase in year 2 and a withdrawal in year 3. The Year 3 surrender charge is made up of the initial surrender charge plus the additional surrender charge for the face increase. The Year 3 surrender charge is calculated as 87% of the initial Year 1 surrender charge shown above. This is $2,088 * 0.87 = $1,817. The additional surrender charge due to the face increase is based on an attained age factor per $1,000 of 21.49 and a durational factor of 93%, 21.49 *200 *0.93 = $3,997. The total Year 3 surrender charge is the sum of those two, or $1,817 + 3,997 = $5,814. After the withdrawal, the Policy Value is reduced by the withdrawal of $2,000 and also by the $25 withdrawal fee and calculated as $12,700 - 2000 - 25 = $10,675. The Net Surrender Value after the withdrawal is calculated as $10,675 - 5,814 = $4,861. The most recent Face Amount increase of $200,000 is reduced by the $2,000 withdrawal and after the withdrawal it is $198,000. The total Face Amount is $298,000.

Effect on Rider Benefits. A partial withdrawal will decrease cumulative premiums paid into your Policy. Riders do not impact the ability to take partial withdrawals.

Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.

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Reduced Paid-Up.    You may stop making payments and keep the Policy in force as reduced paid-up endowment at age 121 insurance. The Net Surrender Value will be used as a single premium based on the Insured’s sex, Age and payment class at the time the option is elected. The amounts of paid-up endowment at age 121 which can be purchased per $100.00 of Net Surrender Value are shown in the Policy. These amounts are calculated at an interest rate of 4% and are based on the mortality tables referenced in the Policy. You may request this benefit by writing to us. The reduced paid-up policy will have its own Surrender Value. The Surrender Value of a paid-up option surrendered within 30 days of a Policy Anniversary will not be less than the present value of future guaranteed benefits on the anniversary. If the Net Surrender Value is greater than the net single premium for the Policy Death Benefit, we will limit the net single payment to the net single premium, and pay you the difference in a lump sum.

Policy Loans

General. While the Policy is inforce, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy loans is 75% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request so long as the Net Surrender Value after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Outstanding Policy loans and loan interest reduce the amount you may request. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will reduce your Net Policy Value and will reduce the Death Proceeds. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Purchase of Policy and Premiums - Postponement of Payments.”

When we make a Policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. Loan amounts are transferred from the Separate Account and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. If this is the case, the transfers from the Separate Account will be increased proportionately based on the premium allocation percentages without the Fixed Account. The amounts allocated to the Loan Account are credited at the loan credited rate of 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020.

Loan Interest. Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest becomes part of the Policy loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The annual interest rate charged for preferred loans is 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. A

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standard loan is the amount that may be borrowed from the sum of Premiums paid. All nonpreferred loans will be treated as a standard loan. The annual interest rate charged for standard loans is currently 3.0% for Policies with an application signed prior to August 10, 2020 and 2.0% for Policies with an application signed date on or after August 10, 2020. As stated above, the amounts allocated to the Loan Account are credited at the loan credited rate of 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. As a result, preferred loans have a zero net cost while standard loans have a 1.0% net cost.

Upon expiration of the initial surrender charge period of 10 years, all new and existing loans will be treated as preferred loans.

Loan Repayment. While the Policy remains inforce, you may repay the Policy loan in whole or in part without any penalty at any time while the Insured is living. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. If you have a Policy loan outstanding, we assume that any payment we receive from you is to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a premium payment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, and the Safety Net Premium guarantee is not in effect, we notify you and any assignee in writing. To keep the Policy inforce, we require you to pay a Premium sufficient to keep the Policy inforce for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “How Your Policy Can Lapse” below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.

Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that Policy to buy one from us, usually you would repay the old loan during the process of surrendering the old Policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange. We limit the maximum loaned amount and will only accept a Policy that will have a positive net surrender value at the end of the first Policy Year. This may require a loan repayment before the exchange is processed. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

Effect on Policy Value. A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy loan. However, if the Sub-Accounts or the

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Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy loan. The combination of an increasing loan balance, deductions for Policy charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. If eligible, you may be able to elect the Overloan Protection Rider, which converts the Policy to a paid-up Policy, which would prevent the Policy from lapsing. (See “Other Benefits Available Under the Policy - Overloan Protection Rider”.) Also, if you do not repay a Policy loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

How Your Policy Can Lapse

Lapse. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Activity Day and the Safety Net Premium is not in effect, your Policy may lapse. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy inforce after the end of the Grace Period. Additional Premiums may be necessary to assure the safety net premium guarantee remains inforce. This additional Premium may be paid during the Grace Period.

At least 61 days before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional Premiums are necessary to keep the Policy inforce.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

Effect of Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. If such amounts are not received, your Policy will terminate, with no Death Benefit or any other coverage under your Policy. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within three years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy inforce for three months. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.

The Safety Net will apply upon reinstatement if the Safety Net Premium guarantee expiry date has not expired and cumulative premiums received at time of reinstatement exceed the Safety Net Premium times the number of months that coverage was in force, plus three additional Safety Net Premiums.

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You cannot reinstate the Policy once it has been surrendered.

Statements to Policy Owners

We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Federal Taxes

Introduction. The following discussion is general and is not intended as tax advice. Wilton Reassurance Life Company of New York makes no guarantee regarding the tax treatment of any policy or transaction involving a policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

Taxation of the Company and the Separate Account. Wilton Reassurance Life Company of New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Wilton Reassurance Life Company of New York and its operations form a part of Wilton Reassurance Life Company of New York. Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Wilton Reassurance Life Company of New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Wilton Reassurance Life Company of New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Wilton Reassurance Life Company of New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

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Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes.

If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.

If a policy fails to qualify as life insurance under Section 7702, the policy will not provide any of the tax advantages normally provided by life insurance. Wilton Reassurance Life Company of New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the policy is the gross Premium paid for the policy minus any amounts previously received from the policy if such amounts were properly excluded from your gross income. If your policy is not a Modified Endowment Contract, Policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the policy may result in a taxable distribution before the investment in the policy is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the policy’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts”.

If you are owner and Insured under the policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:

•	Change Beneficiaries,

•	Assign the policy,

•	Revoke an assignment,

•	Pledge the policy; or

•	Obtain a Policy loan.

If you are owner and Insured under the policy, and you transfer all incidents of ownership in the policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the policy or Death Benefit, either during life or at death, to individuals two or more

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generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance policies to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally, for Policies issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

•	the insured was an employee within 12 months of death;

•	proceeds are paid to the insured’s beneficiary;

•	proceeds are used to buy back any equity interest owned by the insured at the time of death; or

•	the insured was a “highly compensated employee” or “highly compensated individual.”

For purposes of the COLI rules, “highly compensated employees” are:

•	more than 5% owners;

•	directors; and

•	anyone else in the top 35% of employees ranked by pay.

“Highly compensated individuals” are individuals who are:

•	more than 10% owners;

•	one of the five highest paid officers; or

•	among the highest paid 35% of all employees.

The COLI provision also includes notice and consent requirements, and reporting requirements.

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Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the policy before the policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your policy will be treated as though it were a new policy on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy Value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the policy. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

•	distributions made on or after the date on which the taxpayer attains age 59 1⁄2;

•	distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

•

any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the Policies required to be aggregated. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed as distributions from a Modified Endowment Contract. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

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Income Tax Withholding. Generally, Wilton Reassurance Life Company of New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, code Section 1441 provides that Wilton Reassurance Life Company of New York , as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act (“FATCA”) which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions. In addition, you may be subject to taxes imposed by your country of citizenship or residence. Consult with a qualified tax advisor regarding U.S. and foreign taxation with respect to a life insurance policy.

Diversification Requirements. For a policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the policy. Although Wilton Reassurance Life Company of New York does not have control over the Portfolio Companies or their investments, we expect the Portfolio Companies to meet the diversification requirements.

Ownership Treatment. In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the policy does not give you investment control over Separate Account assets, we reserve the right to modify the policies as necessary to prevent a policyowner from being treated as the owner of the Separate Account assets supporting the policy.

Generation-Skipping Transfer Tax. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more

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generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance policy or any interest in such a policy with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the Reportable Policy Sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a Reportable Policy Sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a Reportable Policy Sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale policies are required to be reported on an IRS Form 1099-R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.

Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the policy will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the policy.

Legal Proceedings

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Wilton New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters

All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Jaime Merritt, Assistant Secretary of Wilton New York.

59

PROSPECTUS

Financial Statements

The statements of net assets of each of the Sub-Accounts, which comprise the Separate Account, as of December 31, 2022, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2022 appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 of Wilton Reassurance Life Company of New York are incorporated herein from Wilton Reassurance Life Company of New York Post-Effective Amendment No. 3 to Form S-1, SEC File No.333-260634, filed on April 11, 2023. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

60

PROSPECTUS

Appendix A: Portfolio Companies Available Under the Policy

The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://WRNYaccess.wrli.com/FutureVest. You can also request this information at no cost by calling 1-800-268-5619 or by sending an email request to service@allstate.com. Effective on or after May 27, 2023 please call 1-800-262-1028 or send an email request to var.phs.wiltonre@dxc.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/2022)
			1 year	5 years	10 years
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.89	-2.61%	6.59%	8.87%
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Invesco Advisers, Inc.	0.86	-30.98%	8.64%	11.83%
To provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I Invesco Advisers, Inc.	0.67	-1.68%	6.24%	9.80%
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I Invesco Advisers, Inc.	0.88	-9.55%	1.36%	2.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund- Series I Invesco Advisers, Inc.	0.91	-18.31%	1.51%	4.41%
Seeks current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2 Fred Alger Management, LLC	1.04	-11.31	6.11%	7.99%
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC	0.94	-36.52%	7.42%	11.90%
Seeks long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.97*	-36.07%	5.74%	9.61%
Seeks long-term capital appreciation.	Alger Small Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	1.00	-38.01%	5.01%	8.58%
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.64	-12.92%	4.85%	7.45%

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PROSPECTUS

Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.63	-12.60%	3.06%	5.17%
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.61*	-11.61%	0.78%	2.00%
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.62	-12.96%	4.10%	6.59%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.62*	-12.31%	2.02%	3.61%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.60	-26.31%	8.66%	11.43%
Seeks capital appreciation.	Fidelity® VIP Disciplined Small Cap Portfolio - Initial Class Fidelity Management & Research Company (FMR)	0.48	-18.23%	4.67%	8.94%
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)	0.92	-20.17%	1.71%	4.61%
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.51	-4.96%	8.16%	10.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.24	1.44%	1.08%	0.64%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class Fidelity Management & Research Comp any (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.61	-24.46%	12.42%	14.81%

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PROSPECTUS

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))	0.10	-18.21%	9.30%	12.45%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.40	-12.96%	0.64%	1.53%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.61	-14.74%	5.95%	9.96%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)	0.77	-24.48%	2.61%	5.74%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.64	-27.51%	1.70%	5.11%
Seeks capital appreciation.	Fidelity® VIP Value Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.64	-4.11%	8.59%	11.10%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio -Institutional Shares Janus Henderson Investors US LLC	0.62	-16.40%	6.69%	8.43%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.72	-15.94%	9.62%	13.39%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.57*	-13.66%	0.50%	1.35%
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.55	-33.55%	9.75%	13.00%
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.72	-36.95%	10.57%	15.63%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.67	-5.56%	4.75%	8.52%

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PROSPECTUS

Long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.56	-29.89%	8.17%	11.44%

*	The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

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PROSPECTUS

We have filed a Statement of Additional Information, dated May 1, 2023, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Policies, the Separate Account and Wilton New York, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, please write to us at P.O. Box 660191, Dallas, TX 75266-0191, or call us at 1-800-268-5619. Effective on or after May 27, 2023 please write us at P.O. Box 4272, Clinton, IA 52733-4272 or call 1-800-262-1028. You may also contact us at the same number to request other information about the Policy and to make investor inquiries.

SEC reports and other information about the Separate Account and Wilton New York are also available to the public at the SEC’s website at http://www.sec.gov. Copies of any of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000233814

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

New FutureVest Variable Universal Life

Individual Flexible Premium Variable Adjustable Life Insurance Policies

REGISTRANT: WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(“Separate Account”)

DEPOSITOR: WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Wilton Reassurance Life Company of New York

Mailing Address

P.O. Box 660191,

Dallas, Texas 75266-0191

1-800-268-5619

Effective on or about May 27, 2023

P.O. Box 4272,

Clinton, Iowa 52733-4272

1-800-262-1028

This Statement of Additional Information (“SAI”) is not a prospectus. Please review the Prospectus dated May 1, 2023, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-268-5619, effective on or around May 27, 2023 1-800-262-1028, going to https://WRNYaccess.wrli.com/FutureVest, or writing to us at the address above.

This Statement of Additional Information uses the same defined terms as the prospectus for the Policies, except as specifically noted.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
Depositor
Registrant
Non-Principal Risks of Investing in the Policy
ADMINISTRATION
PREMIUMS
Administrative Procedures
Loan Repayment
Allocation of Premium Payments
UNDERWRITERS
Principal Underwriter
Offering and Commissions
Other Payments
EXPERTS
FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY

Depositor

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“WRNY”) is a stock life insurance company organized under the laws of the State of New York. WRNY was incorporated in 1955.

On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction closed on October 1, 2021. On November 1, 2021 Allstate New York merged into WRNY.

WRNY is currently licensed to operate in all fifty states, the District of Columbia and the U.S. Virgin Islands. The Policies were only offered in New York. Our headquarters is located at 800 Westchester Avenue, Suite 641, North Rye Brook, NY 10573. Our service center is located in Norwalk, Connecticut.

WRNY is a direct wholly-owned subsidiary of Wilton Reassurance Company (“WRAC”), an insurance company incorporated under the laws of the State of Minnesota. WRAC is a wholly-owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware, with the ultimate controlling parent being Wilton Re Ltd.

Registrant

Wilton Reassurance Life Co of New York Variable Life Separate Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995 as a separate account under New York law. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or WRNY. . As of November 1, 2021, WRNY became the owner of the assets of the Wilton Reassurance Life Co of New York Variable Life Separate Account A. Our principal place of business address is listed above.

Non-Principal Risks of Investing in the Policy

Cyber Security Risk. We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s Values, and the disclosure of your personal or confidential information. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information system failures (e.g. hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third party service providers may adversely affect us and your interest in the Policy. For instance, system failures and cyber-attacks may interfere with our processing of Policy transactions, (including the processing of orders from our website or with the Portfolios), impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Business Continuity Risk. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Policies. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Policy-related transactions or to calculate Policy Values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Policy could be impaired.

ADMINISTRATION

We have primary responsibility for all administration of the Policies and the Variable Account. We entered into a master services agreement with DXC Technology Company (“DXC”) whereby, starting on or around May 27, 2023, DXC or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. DXC is located at 1775 Tysons Blvd, Tysons, VA 22102. They are paid per policy transaction related basis.

PREMIUMS

Administrative Procedures

Premiums for this Policy are also referred to as payments. Payments are flexible. This means you may change the amount of planned payments and the time between payments. Payments are payable to us. The amount you pay will affect the Policy Value. If you pay too little, the Policy will lapse subject to the grace period.

Loan Repayment. As long as the Policy remains in force, the Policy debt may be repaid in whole or in part without penalty at any time while the Insured is living. You may designate whether a payment to us is a loan payment and/or Premium. Any payment received will be assumed to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a Premium payment. Loan repayments will be returned to the Separate Account.

Allocation of Premium Payments. We will invest the net Premium payments in the Fixed Account and the Sub-Accounts you selected on the application. Allocations are made according to the selections you made on the application unless you have changed your allocations in accordance with this provision. Your allocation selections must be in whole percentages from 0% to 100%. The total allocation must equal 100%. You may change your allocation percentages at any time by making a written request in a form satisfactory to us. We will establish a maximum number of Sub-Accounts to which you may allocate net Premium payments.

All net Premium payments will be allocated to the Fixed Account and the Sub-Accounts as of the valuation date payments are received by us.

UNDERWRITERS

Principal Underwriter. Everlake Distributors, LLC (f/k/a Allstate Distributors, L.L.C), (“Everlake”) serves as principal underwriter of the Policies. Everlake is an affiliate of Everlake Life Insurance Company. Everlake is a registered broker dealer under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and is a member of FINRA. The principal business address for Everlake is 3100 Sanders Road, suite 303, Northbrook, IL 60062.

On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Policy, Allstate Distributors, LLC, to Everlake US Holdings Company (f/k/a Antelope US Holdings Company), a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transfer”). The Transfer closed in the fourth quarter of 2021.

Offering and Commissions. The Policies were offered on a continuous basis until October 1, 2021. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents, either individually or through an incorporated insurance agency.

The following reflects the aggregate dollar amount of underwriting commissions paid to and kept by Everlake during the last three fiscal years.

	2020	2021	2022

Commission paid to Everlake that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by Everlake	0	0	0

Other Payments. The underwriting agreement with Everlake provides that we will reimburse Everlake for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

	2020	2021	2022

Other fees paid to Everlake for distribution services	0	0	0

WRNY pays Everlake a fee for its customary services as principal underwriter.

EXPERTS

The financial statements and financial highlights of each of the Sub-Accounts comprising the Wilton Reassurance Life Co of New York Variable Life Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The statutory-basis financial statements of Wilton Reassurance Life Company of New York, as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022, incorporated by reference in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unqualified opinion on such financial statements prepared in accordance with accounting practices prescribed or permitted by the New York Department of Financial Services (“statutory-basis”) and expresses an adverse opinion that the statutory-basis financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America). Such financial statements are incorporated by reference in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 695 East Main Street, Stamford, CT, 06901-2150.

FINANCIAL STATEMENTS

The statements of net assets of each of the Sub-Accounts, which comprise the Separate Account, as of December 31, 2022, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2022 appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 of Wilton Reassurance Life Company of New York are incorporated herein from Wilton Reassurance Life Company of New York Post Effective Amendment No. 3 to Form S-1, SEC File No.333-260634, filed on April 11, 2023. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

Wilton Reassurance Life Co of New York Variable Life Separate Account A

Financial Statements as of December 31, 2022 and for the years ended December 31, 2022 and 2021, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Company of New York and the policyholders of Wilton Reassurance Life Co of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets for each of the sub-accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A (the “Account”) listed in Appendix A as of December 31, 2022, the related statement of operations, statements of changes in net assets, and financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2022, and the results of their operations, changes in their net assets, and financial highlights for each of the periods presented in Appendix A in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

April 3, 2023

We have served as the auditor of Wilton Reassurance Life Co of New York Variable Life Separate Account A since 2002.

Wilton Reassurance Life Co of New York Variable Life Separate Account A

APPENDIX A

Sub- account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AB VPS Growth and Income Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AB VPS International Value Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AB VPS Small Cap Growth Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AB VPS Small/Mid Cap Value Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
AB VPS Sustainable International Thematic Portfolio - Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alger Balanced Class I-2	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alger Capital Appreciation Class I-2	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alger Large Cap Growth Class I-2	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alger MidCap Growth Class I-2	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Alger Small Cap Growth Portfolio Class I-2	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022
DWS Equity 500 Index VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Global Income Builder VIP Class A II	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
DWS Small Cap Index VIP Class A	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Asset Manager Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP ContrafundSM Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022
Fidelity® VIP Emerging Markets Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Equity-Income PortfolioSM Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Government Money Market Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Growth & Income Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Growth Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP High Income Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Index 500 Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Index 500 Portfolio Service Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Wilton Reassurance Life Co of New York Variable Life Separate Account A

APPENDIX A (Cont.)

Sub- account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity® VIP Mid Cap Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Overseas Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Real Estate Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Fidelity® VIP Value Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022
Fidelity® VIP Value Strategies Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Global Bond VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Income VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Mutual Shares VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Small Cap Value VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton Strategic Income VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Franklin Templeton U.S. Government Securities VIP Fund Class 1	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Guggenheim VT U.S. Long Short Equity Fund	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Franchise	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. American Value	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Conservative Balanced Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Bond Fund Series I	—	31-Dec-22	For the Year ended December 31, 2021 and for the Period January 1, 2022 to April 29, 2022#	Four years ended December 31, 2021 and for the period January 1, 2022 to April 29, 2022#
Invesco V.I. Core Equity	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Core Plus Bond Fund - Series I	31-Dec-22	31-Dec-22	For the Period April 29, 2022* to December 31, 2022	For the Period April 29, 2022* to December 31, 2022
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Diversified Dividend Fund Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022

Wilton Reassurance Life Co of New York Variable Life Separate Account A

APPENDIX A (Cont.)

Sub- account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. EQV International Equity Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022
Invesco V.I. Global Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Fund - Series II	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Global Strategic Income Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Government Securities	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Growth and Income Fund Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. High Yield	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Fund® - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street MidCap Fund - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Main Street Small Cap Fund® - Series I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Invesco V.I. Value Opportunity	—	—	For the Period January 1, 2021 to April 30, 2021 #	For Three Years ended December 31, 2020 and for the Period January 1, 2021 to April 30, 2021 #
Janus Henderson Balanced Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Balanced Portfolio Service Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Enterprise Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Flexible Bond Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Forty Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Global Research Portfolio Service Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Mid Cap Value Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Mid Cap Value Portfolio Service Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Overseas Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Overseas Portfolio Service Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Janus Henderson Research Portfolio Institutional Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	For the Period August 13, 2018* to December 31, 2018 and for the Four Years ended December 31, 2022

Wilton Reassurance Life Co of New York Variable Life Separate Account A

APPENDIX A (Cont.)

Sub- account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Lazard Retirement Emerging Markets Equity Portfolio	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® High Yield Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® Investors Trust Series Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® Mass. Investors Growth Stock Portfolio Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® New Discovery Series Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® Total Return Series Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® Utilities Series Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
MFS® Value Series Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF Growth Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morningstar Balanced ETF Asset Allocation Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morningstar Conservative ETF Asset Allocation Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morningstar Growth ETF Asset Allocation Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Real Return Portfolio Admin. Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
PIMCO VIT Total Return Portfolio Admin. Shares	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT High Yield Fund Class IA	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
Putnam VT International Value Fund Class IA	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
T. Rowe Price Equity Income Portfolio I	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
VanEck VIP Emerging Markets Fund Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022
VanEck VIP Global Resources Fund - Initial Class	31-Dec-22	31-Dec-22	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

*	represents the date sub-account commenced operations
#	represents the date sub-account ceased operations

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	AB VPS Growth and Income Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

ASSETS
Investments, at fair value	$23,968	$19,217	$44,782	$2,940	$12,956	$24,623

Total assets	$23,968	$19,217	$44,782	$2,940	$12,956	$24,623

NET ASSETS
Accumulation units	$23,968	$19,217	$44,782	$2,940	$12,956	$24,623

Total net assets	$23,968	$19,217	$44,782	$2,940	$12,956	$24,623

FUND SHARE INFORMATION
Number of shares	826	1,484	4,921	177	787	1,501

Cost of investments	$24,087	$20,316	$74,616	$3,301	$16,539	$25,173

ACCUMULATION UNIT VALUE [1]
Lowest	$32.30	$8.23	$39.75	$30.14	$11.98	$14.34
Highest	$32.30	$8.23	$39.75	$30.14	$11.98	$23.25

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	AB VPS Growth and Income Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A	AB VPS Small/Mid Cap Value Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

NET INVESTMENT INCOME (LOSS)
Dividends	$332	$1,097	$—	$34	$—	$297

Net investment income (loss)	332	1,097	—	34	—	297

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,088	11,307	9,880	1,484	16,555	1,378
Cost of investments sold	852	12,584	10,968	1,415	20,044	1,379

Realized gains (losses) on fund shares	236	(1,277)	(1,088)	69	(3,489)	(1)
Realized gain distributions	3,773	—	19,388	461	4,373	1,093

Net realized gains (losses)	4,009	(1,277)	18,300	530	884	1,092
Change in unrealized gains (losses)	(5,364)	(5,336)	(44,882)	(1,242)	(11,100)	(4,163)

Net realized and change in unrealized gains (losses) on investments	(1,355)	(6,613)	(26,582)	(712)	(10,216)	(3,071)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,023)	$(5,516)	$(26,582)	$(678)	$(10,216)	$(2,774)

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

*See	Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

ASSETS
Investments, at fair value	$317,277	$331,396	$459,092	$34,121	$197,255	$62,472

Total assets	$317,277	$331,396	$459,092	$34,121	$197,255	$62,472

NET ASSETS
Accumulation units	$317,277	$331,396	$459,092	$34,121	$197,255	$62,472

Total net assets	$317,277	$331,396	$459,092	$34,121	$197,255	$62,472

FUND SHARE INFORMATION
Number of shares	5,806	7,043	33,559	2,405	8,588	3,090

Cost of investments	$446,786	$439,470	$688,386	$60,487	$162,521	$69,935

ACCUMULATION UNIT VALUE
Lowest	$15.70	$30.96	$14.85	$14.43	$65.23	$23.11
Highest	$87.23	$46.50	$59.08	$14.43	$65.23	$23.11

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$2,714	$2,180

Net investment income (loss)	—	—	—	—	2,714	2,180

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,121	15,456	13,890	455	15,063	13,402
Cost of investments sold	14,380	15,051	18,440	666	10,475	14,216

Realized gains (losses) on fund shares	(2,259)	405	(4,550)	(211)	4,588	(814)
Realized gain distributions	28,347	18,630	16,418	6,143	12,646	6,323

Net realized gains (losses)	26,088	19,035	11,868	5,932	17,234	5,509
Change in unrealized gains (losses)	(197,368)	(221,452)	(256,910)	(18,847)	(66,112)	(19,772)

Net realized and change in unrealized gains (losses) on investments	(171,280)	(202,417)	(245,042)	(12,915)	(48,878)	(14,263)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(171,280)	$(202,417)	$(245,042)	$(12,915)	$(46,164)	$(12,083)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

ASSETS
Investments, at fair value	$49,762	$91,247	$1,135,528	$19,476	$65,165	$1,150,713

Total assets	$49,762	$91,247	$1,135,528	$19,476	$65,165	$1,150,713

NET ASSETS
Accumulation units	$49,762	$91,247	$1,135,528	$19,476	$65,165	$1,150,713

Total net assets	$49,762	$91,247	$1,135,528	$19,476	$65,165	$1,150,713

FUND SHARE INFORMATION
Number of shares	4,106	6,372	29,977	1,430	6,602	48,842

Cost of investments	$58,046	$96,843	$1,032,130	$22,215	$78,976	$1,077,854

ACCUMULATION UNIT VALUE
Lowest	$60.02	$32.52	$16.43	$14.00	$12.45	$16.06
Highest	$60.02	$32.52	$74.14	$14.00	$16.22	$49.97

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$536	$2,009	$6,368	$151	$1,176	$22,115

Net investment income (loss)	536	2,009	6,368	151	1,176	22,115

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,876	782	78,298	224	4,169	77,732
Cost of investments sold	7,354	778	60,544	246	5,278	68,283

Realized gains (losses) on fund shares	(478)	4	17,754	(22)	(1,109)	9,449
Realized gain distributions	10,083	6,020	59,789	2,351	—	38,767

Net realized gains (losses)	9,605	6,024	77,543	2,329	(1,109)	48,216
Change in unrealized gains (losses)	(24,321)	(23,539)	(494,122)	(5,342)	(13,457)	(133,097)

Net realized and change in unrealized gains (losses) on investments	(14,716)	(17,515)	(416,579)	(3,013)	(14,566)	(84,881)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(14,180)	$(15,506)	$(410,211)	$(2,862)	$(13,390)	$(62,766)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

ASSETS
Investments, at fair value	$581,396	$71,644	$1,443,197	$28,754	$1,579,234	$507,099

Total assets	$581,396	$71,644	$1,443,197	$28,754	$1,579,234	$507,099

NET ASSETS
Accumulation units	$581,396	$71,644	$1,443,197	$28,754	$1,579,234	$507,099

Total net assets	$581,396	$71,644	$1,443,197	$28,754	$1,579,234	$507,099

FUND SHARE INFORMATION
Number of shares	581,396	2,983	20,182	6,520	4,214	1,359

Cost of investments	$581,396	$65,838	$1,346,025	$34,483	$1,189,296	$386,756

ACCUMULATION UNIT VALUE
Lowest	$10.59	$32.06	$19.60	$19.31	$17.21	$35.79
Highest	$15.60	$32.06	$62.37	$19.31	$54.33	$35.79

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

NET INVESTMENT INCOME (LOSS)
Dividends	$8,327	$1,208	$9,751	$1,534	$24,237	$7,328

Net investment income (loss)	8,327	1,208	9,751	1,534	24,237	7,328

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	67,221	21,444	67,966	725	41,701	20,224
Cost of investments sold	67,221	18,511	52,989	850	24,785	8,135

Realized gains (losses) on fund shares	—	2,933	14,977	(125)	16,916	12,089
Realized gain distributions	—	1,445	117,358	—	11,734	3,895

Net realized gains (losses)	—	4,378	132,335	(125)	28,650	15,984
Change in unrealized gains (losses)	—	(7,891)	(614,748)	(4,868)	(380,396)	(130,821)

Net realized and change in unrealized gains (losses) on investments	—	(3,513)	(482,413)	(4,993)	(351,746)	(114,837)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,327	$(2,305)	$(472,662)	$(3,459)	$(327,509)	$(107,509)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

ASSETS
Investments, at fair value	$358,077	$60,499	$343,280	$53,268	$3,339	$15,429

Total assets	$358,077	$60,499	$343,280	$53,268	$3,339	$15,429

NET ASSETS
Accumulation units	$358,077	$60,499	$343,280	$53,268	$3,339	$15,429

Total net assets	$358,077	$60,499	$343,280	$53,268	$3,339	$15,429

FUND SHARE INFORMATION
Number of shares	33,155	1,849	15,819	3,221	200	1,073

Cost of investments	$426,545	$64,586	$328,760	$60,878	$3,417	$15,077

ACCUMULATION UNIT VALUE
Lowest	$10.38	$15.02	$12.28	$11.28	$16.39	$31.65
Highest	$19.27	$30.37	$28.89	$20.26	$16.39	$31.65

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$8,528	$308	$3,870	$786	$43	$178

Net investment income (loss)	8,528	308	3,870	786	43	178

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	23,382	15,520	26,314	7,787	951	650
Cost of investments sold	26,044	15,977	21,874	7,625	968	699

Realized gains (losses) on fund shares	(2,662)	(457)	4,440	162	(17)	(49)
Realized gain distributions	19,235	3,991	3,173	1,602	98	729

Net realized gains (losses)	16,573	3,534	7,613	1,764	81	680
Change in unrealized gains (losses)	(78,303)	(13,624)	(118,976)	(20,292)	(221)	(1,993)

Net realized and change in unrealized gains (losses) on investments	(61,730)	(10,090)	(111,363)	(18,528)	(140)	(1,313)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(53,202)	$(9,782)	$(107,493)	$(17,742)	$(97)	$(1,135)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

ASSETS
Investments, at fair value	$30,954	$22,013	$4,357	$4,183	$57,873	$28,559

Total assets	$30,954	$22,013	$4,357	$4,183	$57,873	$28,559

NET ASSETS
Accumulation units	$30,954	$22,013	$4,357	$4,183	$57,873	$28,559

Total net assets	$30,954	$22,013	$4,357	$4,183	$57,873	$28,559

FUND SHARE INFORMATION
Number of shares	2,354	1,430	252	269	4,345	2,128

Cost of investments	$37,701	$22,537	$4,756	$4,882	$67,636	$39,557

ACCUMULATION UNIT VALUE
Lowest	$14.99	$21.80	$22.31	$20.90	$30.66	$31.38
Highest	$14.99	$21.80	$22.31	$20.90	$30.66	$31.38

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$1,387	$73	$91	$883	$—

Net investment income (loss)	—	1,387	73	91	883	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,516	9,621	684	331	15,782	1,160
Cost of investments sold	7,018	9,654	666	322	18,260	1,238

Realized gains (losses) on fund shares	(1,502)	(33)	18	9	(2,478)	(78)
Realized gain distributions	—	529	360	461	12,681	6,824

Net realized gains (losses)	(1,502)	496	378	470	10,203	6,746
Change in unrealized gains (losses)	174	(3,636)	(665)	(876)	(19,016)	(20,941)

Net realized and change in unrealized gains (losses) on investments	(1,328)	(3,140)	(287)	(406)	(8,813)	(14,195)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,328)	$(1,753)	$(214)	$(315)	$(7,930)	$(14,195)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

ASSETS
Investments, at fair value	$16,393	$15,334	$35,733	$121,665	$308,123	$110,577

Total assets	$16,393	$15,334	$35,733	$121,665	$308,123	$110,577

NET ASSETS
Accumulation units	$16,393	$15,334	$35,733	$121,665	$308,123	$110,577

Total net assets	$16,393	$15,334	$35,733	$121,665	$308,123	$110,577

FUND SHARE INFORMATION
Number of shares	1,803	1,469	2,368	72,420	7,192	7,043

Cost of investments	$19,197	$18,663	$31,742	$150,986	$397,149	$127,153

ACCUMULATION UNIT VALUE
Lowest	$16.51	$12.81	$27.83	$16.32	$29.31	$15.25
Highest	$16.51	$12.81	$27.83	$53.75	$29.31	$46.25

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

NET INVESTMENT INCOME (LOSS)
Dividends	$715	$413	$172	$—	$—	$836

Net investment income (loss)	715	413	172	—	—	836

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	735	905	668	7,946	17,881	8,757
Cost of investments sold	878	1,111	536	8,498	12,741	9,153

Realized gains (losses) on fund shares	(143)	(206)	132	(552)	5,140	(396)
Realized gain distributions	—	—	—	24,876	92,656	20,396

Net realized gains (losses)	(143)	(206)	132	24,324	97,796	20,000
Change in unrealized gains (losses)	(2,404)	(1,824)	(6,177)	(67,269)	(235,764)	(23,956)

Net realized and change in unrealized gains (losses) on investments	(2,547)	(2,030)	(6,045)	(42,945)	(137,968)	(3,956)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,832)	$(1,617)	$(5,873)	$(42,945)	$(137,968)	$(3,120)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I*	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I

ASSETS
Investments, at fair value	$28,682	$—	$28,561	$10,359	$281,368	$3,900

Total assets	$28,682	$—	$28,561	$10,359	$281,368	$3,900

NET ASSETS
Accumulation units	$28,682	$—	$28,561	$10,359	$281,368	$3,900

Total net assets	$28,682	$—	$28,561	$10,359	$281,368	$3,900

FUND SHARE INFORMATION
Number of shares	2,061	—	1,163	1,863	5,069	156

Cost of investments	$32,830	$—	$35,374	$10,908	$363,796	$4,282

ACCUMULATION UNIT VALUE
Lowest	$15.15	$—	$29.27	$9.52	$12.19	$14.17
Highest	$15.15	$—	$29.27	$9.52	$40.23	$14.17

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I*	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$412	$332	$285	$60	$—	$67

Net investment income (loss)	412	332	285	60	—	67

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,837	10,146	817	167	28,340	109
Cost of investments sold	2,873	11,650	827	173	25,154	108

Realized gains (losses) on fund shares	(36)	(1,504)	(10)	(6)	3,186	1
Realized gain distributions	2,248	—	4,844	6	84,920	442

Net realized gains (losses)	2,212	(1,504)	4,834	—	88,106	443
Change in unrealized gains (losses)	(8,147)	120	(12,430)	(548)	(212,613)	(509)

Net realized and change in unrealized gains (losses) on investments	(5,935)	(1,384)	(7,596)	(548)	(124,507)	(66)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,523)	$(1,052)	$(7,311)	$(488)	$(124,507)	$1

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Invesco V.I. EQV International Equity Fund - Series I*	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

ASSETS
Investments, at fair value	$7,675	$20,446	$412,935	$7,771	$49,826	$390,603

Total assets	$7,675	$20,446	$412,935	$7,771	$49,826	$390,603

NET ASSETS
Accumulation units	$7,675	$20,446	$412,935	$7,771	$49,826	$390,603

Total net assets	$7,675	$20,446	$412,935	$7,771	$49,826	$390,603

FUND SHARE INFORMATION
Number of shares	265	657	13,628	1,972	4,943	19,747

Cost of investments	$9,621	$25,571	$487,370	$9,305	$57,290	$383,924

ACCUMULATION UNIT VALUE
Lowest	$11.52	$23.97	$36.87	$13.85	$11.43	$29.07
Highest	$11.52	$23.97	$36.87	$13.85	$11.43	$57.21

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Invesco V.I. EQV International Equity Fund - Series I*	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$129	$—	$—	$—	$1,037	$6,686

Net investment income (loss)	129	—	—	—	1,037	6,686

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	178	1,327	12,790	1,275	4,524	25,949
Cost of investments sold	200	1,259	9,465	1,408	4,985	23,186

Realized gains (losses) on fund shares	(22)	68	3,325	(133)	(461)	2,763
Realized gain distributions	825	3,573	79,014	—	—	38,045

Net realized gains (losses)	803	3,641	82,339	(133)	(461)	40,808
Change in unrealized gains (losses)	(2,111)	(12,042)	(266,764)	(835)	(6,270)	(71,458)

Net realized and change in unrealized gains (losses) on investments	(1,308)	(8,401)	(184,425)	(968)	(6,731)	(30,650)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,179)	$(8,401)	$(184,425)	$(968)	$(5,694)	$(23,964)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

ASSETS
Investments, at fair value	$66,111	$11,702	$124,912	$884,933	$22,201	$495,992

Total assets	$66,111	$11,702	$124,912	$884,933	$22,201	$495,992

NET ASSETS
Accumulation units	$66,111	$11,702	$124,912	$884,933	$22,201	$495,992

Total net assets	$66,111	$11,702	$124,912	$884,933	$22,201	$495,992

FUND SHARE INFORMATION
Number of shares	14,691	726	14,558	38,342	554	11,679

Cost of investments	$76,255	$17,306	$161,323	$848,287	$20,902	$391,731

ACCUMULATION UNIT VALUE
Lowest	$10.91	$15.41	$34.15	$35.62	$14.94	$47.52
Highest	$15.06	$15.41	$34.15	$77.94	$29.50	$47.52

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$3,123	$187	$468	$4,985	$293	$5,236

Net investment income (loss)	3,123	187	468	4,985	293	5,236

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,708	1,295	6,202	48,510	3,689	39,981
Cost of investments sold	5,234	1,231	7,046	40,409	3,328	27,244

Realized gains (losses) on fund shares	(526)	64	(844)	8,101	361	12,737
Realized gain distributions	—	4,824	27,968	108,172	746	15,923

Net realized gains (losses)	(526)	4,888	27,124	116,273	1,107	28,660
Change in unrealized gains (losses)	(9,236)	(8,033)	(47,975)	(287,790)	(5,787)	(137,562)

Net realized and change in unrealized gains (losses) on investments	(9,762)	(3,145)	(20,851)	(171,517)	(4,680)	(108,902)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,639)	$(2,958)	$(20,383)	$(166,532)	$(4,387)	$(103,666)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

ASSETS
Investments, at fair value	$48,986	$34,092	$133,106	$58,320	$74,449	$23,970

Total assets	$48,986	$34,092	$133,106	$58,320	$74,449	$23,970

NET ASSETS
Accumulation units	$48,986	$34,092	$133,106	$58,320	$74,449	$23,970

Total net assets	$48,986	$34,092	$133,106	$58,320	$74,449	$23,970

FUND SHARE INFORMATION
Number of shares	704	3,430	3,928	1,205	7,200	1,465

Cost of investments	$53,184	$41,016	$157,045	$49,064	$106,247	$23,639

ACCUMULATION UNIT VALUE
Lowest	$17.67	$10.30	$17.28	$40.48	$18.80	$13.80
Highest	$41.12	$16.69	$66.70	$40.48	$54.69	$26.97

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$83	$868	$295	$542	$—	$310

Net investment income (loss)	83	868	295	542	—	310

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	19,844	1,603	10,964	746	6,579	3,176
Cost of investments sold	19,775	1,832	11,826	385	6,092	2,999

Realized gains (losses) on fund shares	69	(229)	(862)	361	487	177
Realized gain distributions	6,702	638	22,601	6,830	13,046	1,785

Net realized gains (losses)	6,771	409	21,739	7,191	13,533	1,962
Change in unrealized gains (losses)	(15,034)	(6,325)	(87,468)	(21,625)	(48,107)	(3,549)

Net realized and change in unrealized gains (losses) on investments	(8,263)	(5,916)	(65,729)	(14,434)	(34,574)	(1,587)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,180)	$(5,048)	$(65,434)	$(13,892)	$(34,574)	$(1,277)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

ASSETS
Investments, at fair value	$188,086	$36,840	$91,210	$932	$24,892	$216,840

Total assets	$188,086	$36,840	$91,210	$932	$24,892	$216,840

NET ASSETS
Accumulation units	$188,086	$36,840	$91,210	$932	$24,892	$216,840

Total net assets	$188,086	$36,840	$91,210	$932	$24,892	$216,840

FUND SHARE INFORMATION
Number of shares	12,026	956	2,481	30	1,389	10,761

Cost of investments	$184,053	$33,178	$78,707	$1,309	$27,180	$216,669

ACCUMULATION UNIT VALUE
Lowest	$40.73	$11.98	$11.62	$16.25	$54.52	$42.20
Highest	$40.73	$11.98	$11.62	$16.25	$54.52	$42.20

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$2,208	$571	$1,517	$3	$861	$2,892

Net investment income (loss)	2,208	571	1,517	3	861	2,892

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,025	11,845	3,780	1,204	1,137	8,139
Cost of investments sold	7,498	10,441	3,931	1,419	1,139	7,862

Realized gains (losses) on fund shares	527	1,404	(151)	(215)	(2)	277
Realized gain distributions	14,972	—	—	253	—	8,262

Net realized gains (losses)	15,499	1,404	(151)	38	(2)	8,539
Change in unrealized gains (losses)	(29,370)	(3,993)	(9,555)	(491)	(4,783)	(26,398)

Net realized and change in unrealized gains (losses) on investments	(13,871)	(2,589)	(9,706)	(453)	(4,785)	(17,859)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(11,663)	$(2,018)	$(8,189)	$(450)	$(3,924)	$(14,967)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

ASSETS
Investments, at fair value	$118,886	$62,064	$20,093	$96,488	$215,507	$157,442

Total assets	$118,886	$62,064	$20,093	$96,488	$215,507	$157,442

NET ASSETS
Accumulation units	$118,886	$62,064	$20,093	$96,488	$215,507	$157,442

Total net assets	$118,886	$62,064	$20,093	$96,488	$215,507	$157,442

FUND SHARE INFORMATION
Number of shares	20,568	13,149	623	5,002	19,055	7,001

Cost of investments	$150,968	$75,336	$17,813	$99,566	$316,510	$158,950

ACCUMULATION UNIT VALUE
Lowest	$24.18	$13.47	$47.00	$23.62	$83.30	$43.69
Highest	$24.18	$13.47	$47.00	$23.62	$83.30	$43.69

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$8,303	$3,493	$147	$106	$—	$2,729

Net investment income (loss)	8,303	3,493	147	106	—	2,729

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,868	4,704	12,342	2,604	9,157	3,837
Cost of investments sold	3,537	5,398	8,636	2,095	9,745	3,283

Realized gains (losses) on fund shares	(669)	(694)	3,706	509	(588)	554
Realized gain distributions	—	—	2,817	13,761	70,175	13,649

Net realized gains (losses)	(669)	(694)	6,523	14,270	69,587	14,203
Change in unrealized gains (losses)	(26,315)	(10,121)	(12,901)	(37,355)	(159,994)	(33,458)

Net realized and change in unrealized gains (losses) on investments	(26,984)	(10,815)	(6,378)	(23,085)	(90,407)	(19,255)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(18,681)	$(7,322)	$(6,231)	$(22,979)	$(90,407)	$(16,526)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

ASSETS
Investments, at fair value	$96,471	$77,232	$26,001	$107,970	$125,714	$602,631

Total assets	$96,471	$77,232	$26,001	$107,970	$125,714	$602,631

NET ASSETS
Accumulation units	$96,471	$77,232	$26,001	$107,970	$125,714	$602,631

Total net assets	$96,471	$77,232	$26,001	$107,970	$125,714	$602,631

FUND SHARE INFORMATION
Number of shares	2,656	3,584	2,181	12,023	9,685	48,599

Cost of investments	$79,702	$64,981	$30,880	$255,435	$159,262	$617,864

ACCUMULATION UNIT VALUE
Lowest	$93.39	$48.05	$9.69	$36.30	$45.21	$13.83
Highest	$93.39	$48.05	$9.69	$56.26	$45.21	$21.61

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$2,336	$1,071	$110	$—	$1,741	$11,661

Net investment income (loss)	2,336	1,071	110	—	1,741	11,661

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,447	3,428	859	7,291	6,119	79,022
Cost of investments sold	5,486	2,442	812	9,497	4,513	77,247

Realized gains (losses) on fund shares	1,961	986	47	(2,206)	1,606	1,775
Realized gain distributions	3,703	4,566	2,655	71,208	30,460	23,538

Net realized gains (losses)	5,664	5,552	2,702	69,002	32,066	25,313
Change in unrealized gains (losses)	(7,094)	(11,555)	(10,595)	(207,093)	(79,132)	(122,762)

Net realized and change in unrealized gains (losses) on investments	(1,430)	(6,003)	(7,893)	(138,091)	(47,066)	(97,449)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$906	$(4,932)	$(7,783)	$(138,091)	$(45,325)	$(85,788)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

ASSETS
Investments, at fair value	$454,941	$60,075	$1,165,824	$194,587	$54,374	$156,513

Total assets	$454,941	$60,075	$1,165,824	$194,587	$54,374	$156,513

NET ASSETS
Accumulation units	$454,941	$60,075	$1,165,824	$194,587	$54,374	$156,513

Total net assets	$454,941	$60,075	$1,165,824	$194,587	$54,374	$156,513

FUND SHARE INFORMATION
Number of shares	47,990	6,277	111,137	22,679	5,718	13,610

Cost of investments	$515,495	$69,236	$1,253,981	$227,597	$60,949	$175,577

ACCUMULATION UNIT VALUE
Lowest	$12.29	$10.60	$13.16	$11.47	$23.12	$19.51
Highest	$18.75	$14.35	$29.94	$16.49	$23.12	$19.51

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar- Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$9,558	$1,314	$22,159	$4,596	$824	$11,926

Net investment income (loss)	9,558	1,314	22,159	4,596	824	11,926

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	49,717	16,919	49,016	28,686	1,597	16,065
Cost of investments sold	49,669	19,172	47,471	31,298	1,620	16,943

Realized gains (losses) on fund shares	48	(2,253)	1,545	(2,612)	(23)	(878)
Realized gain distributions	22,032	2,594	47,096	9,819	22	—

Net realized gains (losses)	22,080	341	48,641	7,207	(1)	(878)
Change in unrealized gains (losses)	(89,756)	(10,674)	(229,547)	(38,060)	(6,776)	(33,086)

Net realized and change in unrealized gains (losses) on investments	(67,676)	(10,333)	(180,906)	(30,853)	(6,777)	(33,964)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(58,118)	$(9,019)	$(158,747)	$(26,257)	$(5,953)	$(22,038)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

ASSETS
Investments, at fair value	$281,567	$89,119	$38,209	$240,639	$589,700	$112,770

Total assets	$281,567	$89,119	$38,209	$240,639	$589,700	$112,770

NET ASSETS
Accumulation units	$281,567	$89,119	$38,209	$240,639	$589,700	$112,770

Total net assets	$281,567	$89,119	$38,209	$240,639	$589,700	$112,770

FUND SHARE INFORMATION
Number of shares	31,355	16,847	3,750	7,778	21,833	12,962

Cost of investments	$339,178	$104,559	$35,991	$203,030	$559,227	$151,418

ACCUMULATION UNIT VALUE
Lowest	$21.84	$34.44	$34.09	$49.28	$55.77	$33.57
Highest	$21.84	$34.44	$34.09	$49.28	$55.77	$33.57

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$7,652	$4,766	$746	$—	$11,237	$318

Net investment income (loss)	7,652	4,766	746	—	11,237	318

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,164	2,693	2,933	20,632	38,731	4,487
Cost of investments sold	10,575	3,073	2,627	9,987	31,506	4,997

Realized gains (losses) on fund shares	(1,411)	(380)	306	10,645	7,225	(510)
Realized gain distributions	—	171	1,171	12,708	30,487	22,061

Net realized gains (losses)	(1,411)	(209)	1,477	23,353	37,712	21,551
Change in unrealized gains (losses)	(52,345)	(15,693)	(4,258)	(172,436)	(69,530)	(55,040)

Net realized and change in unrealized gains (losses) on investments	(53,756)	(15,902)	(2,781)	(149,083)	(31,818)	(33,489)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(46,104)	$(11,136)	$(2,035)	$(149,083)	$(20,581)	$(33,171)

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2022

VanEck VIP Global Resources Fund - Initial Class

ASSETS
Investments, at fair value	$93,977

Total assets	$93,977

NET ASSETS
Accumulation units	$93,977

Total net assets	$93,977

FUND SHARE INFORMATION
Number of shares	3,310

Cost of investments	$72,179

ACCUMULATION UNIT VALUE
Lowest	$34.01
Highest	$34.01

STATEMENT OF OPERATIONS For the Year Ended December 31, 2022
VanEck VIP Global Resources Fund - Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$1,633

Net investment income (loss)	1,633

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,780
Cost of investments sold	15,889

Realized gains (losses) on fund shares	5,891
Realized gain distributions	—

Net realized gains (losses)	5,891
Change in unrealized gains (losses)	174

Net realized and change in unrealized gains (losses) on investments	6,065

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,698

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	AB VPS Growth and Income Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$332	$1,097	$—
Net realized gains (losses)	4,009	(1,277)	18,300
Change in unrealized gains (losses)	(5,364)	(5,336)	(44,882)

Increase (decrease) in net assets from operations	(1,023)	(5,516)	(26,582)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,430	1,470	4,794
Transfers for policy benefits and terminations	—	(10,886)	(4,285)
Loans	—	—	1,409
Policy maintenance charge	(2,464)	(940)	(3,285)
Transfers among the sub-accounts and with the Fixed Account - net	(487)	1,402	1,872

Increase (decrease) in net assets from policy transactions	479	(8,954)	505

INCREASE (DECREASE) IN NET ASSETS	(544)	(14,470)	(26,077)
NET ASSETS AT BEGINNING OF PERIOD	24,512	33,687	70,859

NET ASSETS AT END OF PERIOD	$23,968	$19,217	$44,782

Accumulation Units outstanding at beginning of period	727	3,535	1,086
Units issued	49	296	249
Units redeemed	(34)	(1,497)	(208)

Accumulation Units outstanding at end of period	742	2,334	1,127

	2022
	AB VPS Small/Mid Cap Value Class A	AB VPS Sustainable International Thematic Portfolio - Class A*	Alger Balanced Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$34	$—	$297
Net realized gains (losses)	530	884	1,092
Change in unrealized gains (losses)	(1,242)	(11,100)	(4,163)

Increase (decrease) in net assets from operations	(678)	(10,216)	(2,774)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,174	3,825	8,030
Transfers for policy benefits and terminations	(798)	(15,364)	—
Loans	—	—	—
Policy maintenance charge	(635)	(2,542)	(3,872)
Transfers among the sub-accounts and with the Fixed Account - net	(554)	2,182	(324)

Increase (decrease) in net assets from policy transactions	(813)	(11,899)	3,834

INCREASE (DECREASE) IN NET ASSETS	(1,491)	(22,115)	1,060
NET ASSETS AT BEGINNING OF PERIOD	4,431	35,071	23,563

NET ASSETS AT END OF PERIOD	$2,940	$12,956	$24,623

Accumulation Units outstanding at beginning of period	124	2,119	1,101
Units issued	21	368	291
Units redeemed	(47)	(1,406)	(65)

Accumulation Units outstanding at end of period	98	1,081	1,327

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	26,088	19,035	11,868
Change in unrealized gains (losses)	(197,368)	(221,452)	(256,910)

Increase (decrease) in net assets from operations	(171,280)	(202,417)	(245,042)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	56,169	16,641	41,622
Transfers for policy benefits and terminations	(2,547)	(2,012)	(8,109)
Loans	2,699	(53)	(2,518)
Policy maintenance charge	(28,059)	(16,180)	(22,767)
Transfers among the sub-accounts and with the Fixed Account - net	7,797	12,172	27,543

Increase (decrease) in net assets from policy transactions	36,059	10,568	35,771

INCREASE (DECREASE) IN NET ASSETS	(135,221)	(191,849)	(209,271)
NET ASSETS AT BEGINNING OF PERIOD	452,498	523,245	668,363

NET ASSETS AT END OF PERIOD	$317,277	$331,396	$459,092

Accumulation Units outstanding at beginning of period	5,144	7,042	8,429
Units issued	1,598	505	1,239
Units redeemed	(279)	(276)	(418)

Accumulation Units outstanding at end of period	6,463	7,271	9,250

	2022
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$2,714	$2,180
Net realized gains (losses)	5,932	17,234	5,509
Change in unrealized gains (losses)	(18,847)	(66,112)	(19,772)

Increase (decrease) in net assets from operations	(12,915)	(46,164)	(12,083)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	19,898	7,515	5,278
Transfers for policy benefits and terminations	(269)	(8,160)	—
Loans	—	154	(1,507)
Policy maintenance charge	(5,353)	(7,347)	(3,919)
Transfers among the sub-accounts and with the Fixed Account - net	4,994	(4,281)	(8,701)

Increase (decrease) in net assets from policy transactions	19,270	(12,119)	(8,849)

INCREASE (DECREASE) IN NET ASSETS	6,355	(58,283)	(20,932)
NET ASSETS AT BEGINNING OF PERIOD	27,766	255,538	83,404

NET ASSETS AT END OF PERIOD	$34,121	$197,255	$62,472

Accumulation Units outstanding at beginning of period	1,193	3,199	3,068
Units issued	1,200	43	193
Units redeemed	(29)	(218)	(558)

Accumulation Units outstanding at end of period	2,364	3,024	2,703

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$536	$2,009	$6,368
Net realized gains (losses)	9,605	6,024	77,543
Change in unrealized gains (losses)	(24,321)	(23,539)	(494,122)

Increase (decrease) in net assets from operations	(14,180)	(15,506)	(410,211)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,563	5,612	92,791
Transfers for policy benefits and terminations	(5,616)	—	(40,740)
Loans	105	1,653	(12,210)
Policy maintenance charge	(2,733)	(3,658)	(58,472)
Transfers among the sub-accounts and with the Fixed Account - net	70	258	6,102

Increase (decrease) in net assets from policy transactions	(5,611)	3,865	(12,529)

INCREASE (DECREASE) IN NET ASSETS	(19,791)	(11,641)	(422,740)
NET ASSETS AT BEGINNING OF PERIOD	69,553	102,888	1,558,268

NET ASSETS AT END OF PERIOD	$49,762	$91,247	$1,135,528

Accumulation Units outstanding at beginning of period	920	2,691	17,865
Units issued	19	138	1,694
Units redeemed	(110)	(23)	(1,521)

Accumulation Units outstanding at end of period	829	2,806	18,038

	2022
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$151	$1,176	$22,115
Net realized gains (losses)	2,329	(1,109)	48,216
Change in unrealized gains (losses)	(5,342)	(13,457)	(133,097)

Increase (decrease) in net assets from operations	(2,862)	(13,390)	(62,766)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,291	25,070	72,565
Transfers for policy benefits and terminations	(182)	(1,119)	(39,573)
Loans	—	(1,806)	2,566
Policy maintenance charge	(4,580)	(8,836)	(49,042)
Transfers among the sub-accounts and with the Fixed Account - net	624	1,398	(33,756)

Increase (decrease) in net assets from policy transactions	8,153	14,707	(47,240)

INCREASE (DECREASE) IN NET ASSETS	5,291	1,317	(110,006)
NET ASSETS AT BEGINNING OF PERIOD	14,185	63,848	1,260,719

NET ASSETS AT END OF PERIOD	$19,476	$65,165	$1,150,713

Accumulation Units outstanding at beginning of period	829	3,714	25,525
Units issued	579	1,423	1,112
Units redeemed	(17)	(299)	(2,079)

Accumulation Units outstanding at end of period	1,391	4,838	24,558

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,327	$1,208	$9,751
Net realized gains (losses)	—	4,378	132,335
Change in unrealized gains (losses)	—	(7,891)	(614,748)

Increase (decrease) in net assets from operations	8,327	(2,305)	(472,662)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	64,299	20,144	88,484
Transfers for policy benefits and terminations	(34,266)	(10,943)	(40,216)
Loans	1,255	(1,819)	(10,286)
Policy maintenance charge	(33,128)	(6,729)	(66,137)
Transfers among the sub-accounts and with the Fixed Account - net	(27,702)	(2,555)	8,557

Increase (decrease) in net assets from policy transactions	(29,542)	(1,902)	(19,598)

INCREASE (DECREASE) IN NET ASSETS	(21,215)	(4,207)	(492,260)
NET ASSETS AT BEGINNING OF PERIOD	602,611	75,851	1,935,457

NET ASSETS AT END OF PERIOD	$581,396	$71,644	$1,443,197

Accumulation Units outstanding at beginning of period	42,212	2,249	24,990
Units issued	2,835	637	1,112
Units redeemed	(5,004)	(651)	(1,286)

Accumulation Units outstanding at end of period	40,043	2,235	24,816

	2022
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,534	$24,237	$7,328
Net realized gains (losses)	(125)	28,650	15,984
Change in unrealized gains (losses)	(4,868)	(380,396)	(130,821)

Increase (decrease) in net assets from operations	(3,459)	(327,509)	(107,509)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,498	291,034	79,687
Transfers for policy benefits and terminations	(61)	(10,200)	(3,946)
Loans	—	(14,983)	456
Policy maintenance charge	(2,919)	(118,361)	(36,249)
Transfers among the sub-accounts and with the Fixed Account - net	(128)	(1,571)	(9,136)

Increase (decrease) in net assets from policy transactions	2,390	145,919	30,812

INCREASE (DECREASE) IN NET ASSETS	(1,069)	(181,590)	(76,697)
NET ASSETS AT BEGINNING OF PERIOD	29,823	1,760,824	583,796

NET ASSETS AT END OF PERIOD	$28,754	$1,579,234	$507,099

Accumulation Units outstanding at beginning of period	1,369	37,229	13,328
Units issued	157	9,262	1,369
Units redeemed	(37)	(1,045)	(528)

Accumulation Units outstanding at end of period	1,489	45,446	14,169

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,528	$308	$3,870
Net realized gains (losses)	16,573	3,534	7,613
Change in unrealized gains (losses)	(78,303)	(13,624)	(118,976)

Increase (decrease) in net assets from operations	(53,202)	(9,782)	(107,493)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	45,023	20,593	37,690
Transfers for policy benefits and terminations	(15,316)	(8,613)	(17,121)
Loans	(958)	692	2,621
Policy maintenance charge	(22,994)	(10,066)	(17,034)
Transfers among the sub-accounts and with the Fixed Account - net	(4,105)	(1,804)	6,581

Increase (decrease) in net assets from policy transactions	1,650	802	12,737

INCREASE (DECREASE) IN NET ASSETS	(51,552)	(8,980)	(94,756)
NET ASSETS AT BEGINNING OF PERIOD	409,629	69,479	438,036

NET ASSETS AT END OF PERIOD	$358,077	$60,499	$343,280

Accumulation Units outstanding at beginning of period	19,747	2,324	12,181
Units issued	1,499	807	1,661
Units redeemed	(1,309)	(525)	(918)

Accumulation Units outstanding at end of period	19,937	2,606	12,924

	2022
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$786	$43	$178
Net realized gains (losses)	1,764	81	680
Change in unrealized gains (losses)	(20,292)	(221)	(1,993)

Increase (decrease) in net assets from operations	(17,742)	(97)	(1,135)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,205	2,530	1,693
Transfers for policy benefits and terminations	(5,105)	(120)	—
Loans	211	—	—
Policy maintenance charge	(4,813)	(1,150)	(1,143)
Transfers among the sub-accounts and with the Fixed Account - net	(294)	(226)	(24)

Increase (decrease) in net assets from policy transactions	7,204	1,034	526

INCREASE (DECREASE) IN NET ASSETS	(10,538)	937	(609)
NET ASSETS AT BEGINNING OF PERIOD	63,806	2,402	16,038

NET ASSETS AT END OF PERIOD	$53,268	$3,339	$15,429

Accumulation Units outstanding at beginning of period	2,835	141	471
Units issued	897	119	37
Units redeemed	(391)	(56)	(21)

Accumulation Units outstanding at end of period	3,341	204	487

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,387	$73
Net realized gains (losses)	(1,502)	496	378
Change in unrealized gains (losses)	174	(3,636)	(665)

Increase (decrease) in net assets from operations	(1,328)	(1,753)	(214)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,326	2,445	934
Transfers for policy benefits and terminations	(402)	(7,686)	—
Loans	224	469	—
Policy maintenance charge	(2,542)	(1,665)	(769)
Transfers among the sub-accounts and with the Fixed Account - net	(117)	(1,205)	(284)

Increase (decrease) in net assets from policy transactions	489	(7,642)	(119)

INCREASE (DECREASE) IN NET ASSETS	(839)	(9,395)	(333)
NET ASSETS AT BEGINNING OF PERIOD	31,793	31,408	4,690

NET ASSETS AT END OF PERIOD	$30,954	$22,013	$4,357

Accumulation Units outstanding at beginning of period	2,018	1,365	201
Units issued	401	90	26
Units redeemed	(354)	(445)	(32)

Accumulation Units outstanding at end of period	2,065	1,010	195

	2022
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$91	$883	$—
Net realized gains (losses)	470	10,203	6,746
Change in unrealized gains (losses)	(876)	(19,016)	(20,941)

Increase (decrease) in net assets from operations	(315)	(7,930)	(14,195)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	983	6,405	2,917
Transfers for policy benefits and terminations	—	(12,544)	(362)
Loans	—	—	—
Policy maintenance charge	(796)	(4,470)	(2,172)
Transfers among the sub-accounts and with the Fixed Account - net	(81)	(2,473)	54

Increase (decrease) in net assets from policy transactions	106	(13,082)	437

INCREASE (DECREASE) IN NET ASSETS	(209)	(21,012)	(13,758)
NET ASSETS AT BEGINNING OF PERIOD	4,392	78,885	42,317

NET ASSETS AT END OF PERIOD	$4,183	$57,873	$28,559

Accumulation Units outstanding at beginning of period	195	2,320	896
Units issued	21	88	47
Units redeemed	(16)	(521)	(33)

Accumulation Units outstanding at end of period	200	1,887	910

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$715	$413	$172
Net realized gains (losses)	(143)	(206)	132
Change in unrealized gains (losses)	(2,404)	(1,824)	(6,177)

Increase (decrease) in net assets from operations	(1,832)	(1,617)	(5,873)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,505	809	2,317
Transfers for policy benefits and terminations	—	—	—
Loans	234	—	—
Policy maintenance charge	(779)	(747)	(1,542)
Transfers among the sub-accounts and with the Fixed Account - net	(45)	(267)	(12)

Increase (decrease) in net assets from policy transactions	915	(205)	763

INCREASE (DECREASE) IN NET ASSETS	(917)	(1,822)	(5,110)
NET ASSETS AT BEGINNING OF PERIOD	17,310	17,156	40,843

NET ASSETS AT END OF PERIOD	$16,393	$15,334	$35,733

Accumulation Units outstanding at beginning of period	939	1,212	1,256
Units issued	98	53	51
Units redeemed	(44)	(68)	(23)

Accumulation Units outstanding at end of period	993	1,197	1,284

	2022
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$836
Net realized gains (losses)	24,324	97,796	20,000
Change in unrealized gains (losses)	(67,269)	(235,764)	(23,956)

Increase (decrease) in net assets from operations	(42,945)	(137,968)	(3,120)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,160	15,323	9,683
Transfers for policy benefits and terminations	(4,709)	(12,697)	(599)
Loans	623	359	(103)
Policy maintenance charge	(6,616)	(14,233)	(7,526)
Transfers among the sub-accounts and with the Fixed Account - net	6,172	9,858	(3,559)

Increase (decrease) in net assets from policy transactions	5,630	(1,390)	(2,104)

INCREASE (DECREASE) IN NET ASSETS	(37,315)	(139,358)	(5,224)
NET ASSETS AT BEGINNING OF PERIOD	158,980	447,481	115,801

NET ASSETS AT END OF PERIOD	$121,665	$308,123	$110,577

Accumulation Units outstanding at beginning of period	3,783	10,517	2,640
Units issued	440	504	231
Units redeemed	(218)	(509)	(221)

Accumulation Units outstanding at end of period	4,005	10,512	2,650

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Core Bond Fund Series I*	Invesco V.I. Core Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$412	$332	$285
Net realized gains (losses)	2,212	(1,504)	4,834
Change in unrealized gains (losses)	(8,147)	120	(12,430)

Increase (decrease) in net assets from operations	(5,523)	(1,052)	(7,311)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,297	656	1,884
Transfers for policy benefits and terminations	(1,648)	(90)	(256)
Loans	—	—	159
Policy maintenance charge	(3,223)	(286)	(1,028)
Transfers among the sub-accounts and with the Fixed Account - net	424	(9,982)	(245)

Increase (decrease) in net assets from policy transactions	1,850	(9,702)	514

INCREASE (DECREASE) IN NET ASSETS	(3,673)	(10,754)	(6,797)
NET ASSETS AT BEGINNING OF PERIOD	32,355	10,754	35,358

NET ASSETS AT END OF PERIOD	$28,682	$—	$28,561

Accumulation Units outstanding at beginning of period	1,776	886	960
Units issued	296	39	43
Units redeemed	(178)	(925)	(27)

Accumulation Units outstanding at end of period	1,894	—	976

	2022
	Invesco V.I. Core Plus Bond Fund - Series I*	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$60	$—	$67
Net realized gains (losses)	—	88,106	443
Change in unrealized gains (losses)	(548)	(212,613)	(509)

Increase (decrease) in net assets from operations	(488)	(124,507)	1

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,474	26,395	3,502
Transfers for policy benefits and terminations	—	(24,476)	—
Loans	—	18,782	—
Policy maintenance charge	(589)	(13,913)	(1,144)
Transfers among the sub-accounts and with the Fixed Account - net	9,962	4,950	(87)

Increase (decrease) in net assets from policy transactions	10,847	11,738	2,271

INCREASE (DECREASE) IN NET ASSETS	10,359	(112,769)	2,272
NET ASSETS AT BEGINNING OF PERIOD	—	394,137	1,628

NET ASSETS AT END OF PERIOD	$10,359	$281,368	$3,900

Accumulation Units outstanding at beginning of period	—	7,367	113
Units issued	1,105	1,276	170
Units redeemed	(17)	(734)	(8)

Accumulation Units outstanding at end of period	1,088	7,909	275

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Invesco V.I. EQV International Equity Fund - Series I*	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$129	$—	$—
Net realized gains (losses)	803	3,641	82,339
Change in unrealized gains (losses)	(2,111)	(12,042)	(266,764)

Increase (decrease) in net assets from operations	(1,179)	(8,401)	(184,425)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,465	2,760	26,393
Transfers for policy benefits and terminations	—	(968)	(1,249)
Loans	—	—	(149)
Policy maintenance charge	(1,796)	(1,629)	(18,547)
Transfers among the sub-accounts and with the Fixed Account - net	12	2,404	12,889

Increase (decrease) in net assets from policy transactions	2,681	2,567	19,337

INCREASE (DECREASE) IN NET ASSETS	1,502	(5,834)	(165,088)
NET ASSETS AT BEGINNING OF PERIOD	6,173	26,280	578,023

NET ASSETS AT END OF PERIOD	$7,675	$20,446	$412,935

Accumulation Units outstanding at beginning of period	438	748	10,671
Units issued	244	155	812
Units redeemed	(16)	(50)	(283)

Accumulation Units outstanding at end of period	666	853	11,200

	2022
	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,037	$6,686
Net realized gains (losses)	(133)	(461)	40,808
Change in unrealized gains (losses)	(835)	(6,270)	(71,458)

Increase (decrease) in net assets from operations	(968)	(5,694)	(23,964)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,538	6,339	20,217
Transfers for policy benefits and terminations	—	(1,329)	(15,748)
Loans	—	(188)	6,733
Policy maintenance charge	(1,320)	(4,293)	(14,228)
Transfers among the sub-accounts and with the Fixed Account - net	(12)	(756)	6,355

Increase (decrease) in net assets from policy transactions	206	(227)	3,329

INCREASE (DECREASE) IN NET ASSETS	(762)	(5,921)	(20,635)
NET ASSETS AT BEGINNING OF PERIOD	8,533	55,747	411,238

NET ASSETS AT END OF PERIOD	$7,771	$49,826	$390,603

Accumulation Units outstanding at beginning of period	546	4,376	7,223
Units issued	106	362	528
Units redeemed	(91)	(378)	(474)

Accumulation Units outstanding at end of period	561	4,360	7,277

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Invesco V.I. High Yield	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,123	$187	$468
Net realized gains (losses)	(526)	4,888	27,124
Change in unrealized gains (losses)	(9,236)	(8,033)	(47,975)

Increase (decrease) in net assets from operations	(6,639)	(2,958)	(20,383)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,968	1,138	7,950
Transfers for policy benefits and terminations	(2,458)	(408)	(3,806)
Loans	(377)	—	786
Policy maintenance charge	(5,774)	(932)	(5,331)
Transfers among the sub-accounts and with the Fixed Account - net	(1,080)	(56)	3,908

Increase (decrease) in net assets from policy transactions	5,279	(258)	3,507

INCREASE (DECREASE) IN NET ASSETS	(1,360)	(3,216)	(16,876)
NET ASSETS AT BEGINNING OF PERIOD	67,471	14,918	141,788

NET ASSETS AT END OF PERIOD	$66,111	$11,702	$124,912

Accumulation Units outstanding at beginning of period	4,653	773	3,560
Units issued	847	65	273
Units redeemed	(334)	(78)	(175)

Accumulation Units outstanding at end of period	5,166	760	3,658

	2022
	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,985	$293	$5,236
Net realized gains (losses)	116,273	1,107	28,660
Change in unrealized gains (losses)	(287,790)	(5,787)	(137,562)

Increase (decrease) in net assets from operations	(166,532)	(4,387)	(103,666)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	58,535	6,761	34,699
Transfers for policy benefits and terminations	(24,522)	(2,479)	(26,003)
Loans	1,131	—	(6,987)
Policy maintenance charge	(36,093)	(4,069)	(24,101)
Transfers among the sub-accounts and with the Fixed Account - net	(2,632)	(105)	(3,536)

Increase (decrease) in net assets from policy transactions	(3,581)	108	(25,928)

INCREASE (DECREASE) IN NET ASSETS	(170,113)	(4,279)	(129,594)
NET ASSETS AT BEGINNING OF PERIOD	1,055,046	26,480	625,586

NET ASSETS AT END OF PERIOD	$884,933	$22,201	$495,992

Accumulation Units outstanding at beginning of period	11,815	830	10,977
Units issued	745	172	283
Units redeemed	(792)	(121)	(822)

Accumulation Units outstanding at end of period	11,768	881	10,438

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$83	$868	$295
Net realized gains (losses)	6,771	409	21,739
Change in unrealized gains (losses)	(15,034)	(6,325)	(87,468)

Increase (decrease) in net assets from operations	(8,180)	(5,048)	(65,434)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,703	7,301	11,727
Transfers for policy benefits and terminations	(12,081)	—	(3,137)
Loans	—	—	(1,057)
Policy maintenance charge	(5,281)	(3,526)	(7,778)
Transfers among the sub-accounts and with the Fixed Account - net	(7,181)	(218)	5,432

Increase (decrease) in net assets from policy transactions	(2,840)	3,557	5,187

INCREASE (DECREASE) IN NET ASSETS	(11,020)	(1,491)	(60,247)
NET ASSETS AT BEGINNING OF PERIOD	60,006	35,583	193,353

NET ASSETS AT END OF PERIOD	$48,986	$34,092	$133,106

Accumulation Units outstanding at beginning of period	1,266	2,339	2,120
Units issued	460	465	369
Units redeemed	(497)	(123)	(258)

Accumulation Units outstanding at end of period	1,229	2,681	2,231

	2022
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$542	$—	$310
Net realized gains (losses)	7,191	13,533	1,962
Change in unrealized gains (losses)	(21,625)	(48,107)	(3,549)

Increase (decrease) in net assets from operations	(13,892)	(34,574)	(1,277)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,045	29,171	8,940
Transfers for policy benefits and terminations	—	(5,514)	(1,975)
Loans	—	—	(750)
Policy maintenance charge	(1,766)	(8,406)	(2,630)
Transfers among the sub-accounts and with the Fixed Account - net	56	2,736	(881)

Increase (decrease) in net assets from policy transactions	1,335	17,987	2,704

INCREASE (DECREASE) IN NET ASSETS	(12,557)	(16,587)	1,427
NET ASSETS AT BEGINNING OF PERIOD	70,877	91,036	22,543

NET ASSETS AT END OF PERIOD	$58,320	$74,449	$23,970

Accumulation Units outstanding at beginning of period	1,408	2,049	1,387
Units issued	50	834	380
Units redeemed	(17)	(104)	(201)

Accumulation Units outstanding at end of period	1,441	2,779	1,566

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,208	$571	$1,517
Net realized gains (losses)	15,499	1,404	(151)
Change in unrealized gains (losses)	(29,370)	(3,993)	(9,555)

Increase (decrease) in net assets from operations	(11,663)	(2,018)	(8,189)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,556	15,021	7,040
Transfers for policy benefits and terminations	(1,008)	(10,467)	(1,076)
Loans	1,006	—	7,946
Policy maintenance charge	(6,996)	(2,328)	(3,179)
Transfers among the sub-accounts and with the Fixed Account - net	(6,709)	(860)	(1,249)

Increase (decrease) in net assets from policy transactions	(2,151)	1,366	9,482

INCREASE (DECREASE) IN NET ASSETS	(13,814)	(652)	1,293
NET ASSETS AT BEGINNING OF PERIOD	201,900	37,492	89,917

NET ASSETS AT END OF PERIOD	$188,086	$36,840	$91,210

Accumulation Units outstanding at beginning of period	4,671	2,860	7,052
Units issued	144	1,163	1,117
Units redeemed	(197)	(948)	(322)

Accumulation Units outstanding at end of period	4,618	3,075	7,847

	2022
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3	$861	$2,892
Net realized gains (losses)	38	(2)	8,539
Change in unrealized gains (losses)	(491)	(4,783)	(26,398)

Increase (decrease) in net assets from operations	(450)	(3,924)	(14,967)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,303	1,826	14,068
Transfers for policy benefits and terminations	(809)	—	(1,759)
Loans	—	42	(745)
Policy maintenance charge	(591)	(825)	(10,558)
Transfers among the sub-accounts and with the Fixed Account - net	12	1,551	(1,973)

Increase (decrease) in net assets from policy transactions	(85)	2,594	(967)

INCREASE (DECREASE) IN NET ASSETS	(535)	(1,330)	(15,934)
NET ASSETS AT BEGINNING OF PERIOD	1,467	26,222	232,774

NET ASSETS AT END OF PERIOD	$932	$24,892	$216,840

Accumulation Units outstanding at beginning of period	63	408	5,161
Units issued	64	68	173
Units redeemed	(70)	(19)	(196)

Accumulation Units outstanding at end of period	57	457	5,138

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,303	$3,493	$147
Net realized gains (losses)	(669)	(694)	6,523
Change in unrealized gains (losses)	(26,315)	(10,121)	(12,901)

Increase (decrease) in net assets from operations	(18,681)	(7,322)	(6,231)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,730	5,137	1,012
Transfers for policy benefits and terminations	(724)	(3,921)	(10,796)
Loans	(613)	384	(703)
Policy maintenance charge	(5,829)	(2,693)	(977)
Transfers among the sub-accounts and with the Fixed Account - net	1,468	(361)	(229)

Increase (decrease) in net assets from policy transactions	2,032	(1,454)	(11,693)

INCREASE (DECREASE) IN NET ASSETS	(16,649)	(8,776)	(17,924)
NET ASSETS AT BEGINNING OF PERIOD	135,535	70,840	38,017

NET ASSETS AT END OF PERIOD	$118,886	$62,064	$20,093

Accumulation Units outstanding at beginning of period	4,836	4,707	676
Units issued	196	238	13
Units redeemed	(116)	(337)	(261)

Accumulation Units outstanding at end of period	4,916	4,608	428

	2022
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$106	$—	$2,729
Net realized gains (losses)	14,270	69,587	14,203
Change in unrealized gains (losses)	(37,355)	(159,994)	(33,458)

Increase (decrease) in net assets from operations	(22,979)	(90,407)	(16,526)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,733	16,463	10,627
Transfers for policy benefits and terminations	—	(6,208)	—
Loans	360	149	—
Policy maintenance charge	(3,426)	(9,162)	(6,340)
Transfers among the sub-accounts and with the Fixed Account - net	(673)	2,573	(2,232)

Increase (decrease) in net assets from policy transactions	(6)	3,815	2,055

INCREASE (DECREASE) IN NET ASSETS	(22,985)	(86,592)	(14,471)
NET ASSETS AT BEGINNING OF PERIOD	119,473	302,099	171,913

NET ASSETS AT END OF PERIOD	$96,488	$215,507	$157,442

Accumulation Units outstanding at beginning of period	4,085	2,547	3,558
Units issued	105	146	134
Units redeemed	(104)	(106)	(88)

Accumulation Units outstanding at end of period	4,086	2,587	3,604

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,336	$1,071	$110
Net realized gains (losses)	5,664	5,552	2,702
Change in unrealized gains (losses)	(7,094)	(11,555)	(10,595)

Increase (decrease) in net assets from operations	906	(4,932)	(7,783)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,047	5,044	2,883
Transfers for policy benefits and terminations	—	(2,335)	(581)
Loans	208	452	—
Policy maintenance charge	(4,762)	(3,384)	(1,145)
Transfers among the sub-accounts and with the Fixed Account - net	(4,958)	(963)	1,484

Increase (decrease) in net assets from policy transactions	(4,465)	(1,186)	2,641

INCREASE (DECREASE) IN NET ASSETS	(3,559)	(6,118)	(5,142)
NET ASSETS AT BEGINNING OF PERIOD	100,030	83,350	31,143

NET ASSETS AT END OF PERIOD	$96,471	$77,232	$26,001

Accumulation Units outstanding at beginning of period	1,079	1,632	2,407
Units issued	34	48	354
Units redeemed	(80)	(73)	(78)

Accumulation Units outstanding at end of period	1,033	1,607	2,683

	2022
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$1,741	$11,661
Net realized gains (losses)	69,002	32,066	25,313
Change in unrealized gains (losses)	(207,093)	(79,132)	(122,762)

Increase (decrease) in net assets from operations	(138,091)	(45,325)	(85,788)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,951	10,674	206,132
Transfers for policy benefits and terminations	(2,362)	(1,064)	(59,892)
Loans	2,246	(3,243)	(9,663)
Policy maintenance charge	(6,170)	(5,014)	(85,157)
Transfers among the sub-accounts and with the Fixed Account - net	18,135	387	(2,630)

Increase (decrease) in net assets from policy transactions	25,800	1,740	48,790

INCREASE (DECREASE) IN NET ASSETS	(112,291)	(43,585)	(36,998)
NET ASSETS AT BEGINNING OF PERIOD	220,261	169,299	639,629

NET ASSETS AT END OF PERIOD	$107,970	$125,714	$602,631

Accumulation Units outstanding at beginning of period	1,715	2,732	28,712
Units issued	605	156	7,886
Units redeemed	(109)	(107)	(3,900)

Accumulation Units outstanding at end of period	2,211	2,781	32,698

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,558	$1,314	$22,159
Net realized gains (losses)	22,080	341	48,641
Change in unrealized gains (losses)	(89,756)	(10,674)	(229,547)

Increase (decrease) in net assets from operations	(58,118)	(9,019)	(158,747)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	161,773	15,505	279,711
Transfers for policy benefits and terminations	(41,643)	(14,687)	(31,247)
Loans	328	—	(4,104)
Policy maintenance charge	(83,851)	(7,421)	(135,496)
Transfers among the sub-accounts and with the Fixed Account - net	6,495	(774)	21,269

Increase (decrease) in net assets from policy transactions	43,102	(7,377)	130,133

INCREASE (DECREASE) IN NET ASSETS	(15,016)	(16,396)	(28,614)
NET ASSETS AT BEGINNING OF PERIOD	469,957	76,471	1,194,438

NET ASSETS AT END OF PERIOD	$454,941	$60,075	$1,165,824

Accumulation Units outstanding at beginning of period	23,803	4,737	56,597
Units issued	6,497	677	11,463
Units redeemed	(2,706)	(1,183)	(2,770)

Accumulation Units outstanding at end of period	27,594	4,231	65,290

	2022
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,596	$824	$11,926
Net realized gains (losses)	7,207	(1)	(878)
Change in unrealized gains (losses)	(38,060)	(6,776)	(33,086)

Increase (decrease) in net assets from operations	(26,257)	(5,953)	(22,038)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	65,205	6,540	9,835
Transfers for policy benefits and terminations	(24,669)	(1,003)	(6,475)
Loans	(1,500)	339	(2,543)
Policy maintenance charge	(28,723)	(3,311)	(6,965)
Transfers among the sub-accounts and with the Fixed Account - net	(424)	(174)	(3,273)

Increase (decrease) in net assets from policy transactions	9,889	2,391	(9,421)

INCREASE (DECREASE) IN NET ASSETS	(16,368)	(3,562)	(31,459)
NET ASSETS AT BEGINNING OF PERIOD	210,955	57,936	187,972

NET ASSETS AT END OF PERIOD	$194,587	$54,374	$156,513

Accumulation Units outstanding at beginning of period	11,498	2,251	8,489
Units issued	2,593	166	323
Units redeemed	(1,809)	(66)	(788)

Accumulation Units outstanding at end of period	12,282	2,351	8,024

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2022
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,652	$4,766	$746
Net realized gains (losses)	(1,411)	(209)	1,477
Change in unrealized gains (losses)	(52,345)	(15,693)	(4,258)

Increase (decrease) in net assets from operations	(46,104)	(11,136)	(2,035)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	22,075	6,038	2,356
Transfers for policy benefits and terminations	(4,237)	(507)	(583)
Loans	3,002	208	—
Policy maintenance charge	(13,887)	(3,804)	(1,367)
Transfers among the sub-accounts and with the Fixed Account - net	3,240	739	2,132

Increase (decrease) in net assets from policy transactions	10,193	2,674	2,538

INCREASE (DECREASE) IN NET ASSETS	(35,911)	(8,462)	503
NET ASSETS AT BEGINNING OF PERIOD	317,478	97,581	37,706

NET ASSETS AT END OF PERIOD	$281,567	$89,119	$38,209

Accumulation Units outstanding at beginning of period	12,457	2,511	1,032
Units issued	838	152	176
Units redeemed	(404)	(76)	(87)

Accumulation Units outstanding at end of period	12,891	2,587	1,121

	2022
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$11,237	$318
Net realized gains (losses)	23,353	37,712	21,551
Change in unrealized gains (losses)	(172,436)	(69,530)	(55,040)

Increase (decrease) in net assets from operations	(149,083)	(20,581)	(33,171)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,093	30,057	10,720
Transfers for policy benefits and terminations	(13,364)	(7,491)	(2,626)
Loans	4,274	11,009	4,783
Policy maintenance charge	(11,614)	(22,151)	(4,935)
Transfers among the sub-accounts and with the Fixed Account - net	7,436	(22,219)	4,278

Increase (decrease) in net assets from policy transactions	(175)	(10,795)	12,220

INCREASE (DECREASE) IN NET ASSETS	(149,258)	(31,376)	(20,951)
NET ASSETS AT BEGINNING OF PERIOD	389,897	621,076	133,721

NET ASSETS AT END OF PERIOD	$240,639	$589,700	$112,770

Accumulation Units outstanding at beginning of period	4,866	10,764	3,013
Units issued	338	494	473
Units redeemed	(320)	(685)	(126)

Accumulation Units outstanding at end of period	4,884	10,573	3,360

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2022
VanEck VIP Global Resources Fund - Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,633
Net realized gains (losses)	5,891
Change in unrealized gains (losses)	174

Increase (decrease) in net assets from operations	7,698

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,115
Transfers for policy benefits and terminations	—
Loans	2,096
Policy maintenance charge	(5,499)
Transfers among the sub-accounts and with the Fixed Account - net	(13,597)

Increase (decrease) in net assets from policy transactions	(6,885)

INCREASE (DECREASE) IN NET ASSETS	813
NET ASSETS AT BEGINNING OF PERIOD	93,164

NET ASSETS AT END OF PERIOD	$93,977

Accumulation Units outstanding at beginning of period	2,969
Units issued	430
Units redeemed	(636)

Accumulation Units outstanding at end of period	2,763

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	AB VPS Growth and Income Class A	AB VPS International Value Class A	AB VPS Small Cap Growth Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$183	$672	$—
Net realized gains (losses)	260	71	15,181
Change in unrealized gains (losses)	4,815	2,456	(9,226)
Increase (decrease) in net assets from operations	5,258	3,199	5,955
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,487	1,499	7,048
Transfers for policy benefits and terminations	—	—	(1,620)
Loans	—	—	582
Policy maintenance charge	(2,189)	(990)	(3,848)
Transfers among the sub-accounts and with the Fixed Account - net	(467)	2,473	(373)
Increase (decrease) in net assets from policy transactions	831	2,982	1,789
INCREASE (DECREASE) IN NET ASSETS	6,089	6,181	7,744
NET ASSETS AT BEGINNING OF PERIOD	18,423	27,506	63,115
NET ASSETS AT END OF PERIOD	$24,512	$33,687	$70,859

Accumulation Units outstanding at beginning of period	700	3,207	1,059
Units issued	54	416	84
Units redeemed	(27)	(88)	(57)
Accumulation Units outstanding at end of period	727	3,535	1,086

	2021
	AB VPS Small/Mid Cap Value Class A	AB VPS Sustainable International Thematic Portfolio - Class A	Alger Balanced Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$32	$—	$183
Net realized gains (losses)	190	5,268	809
Change in unrealized gains (losses)	1,018	(2,461)	2,428
Increase (decrease) in net assets from operations	1,240	2,807	3,420
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,349	3,766	7,551
Transfers for policy benefits and terminations	—	(4,484)	(544)
Loans	—	—	—
Policy maintenance charge	(724)	(2,775)	(3,583)
Transfers among the sub-accounts and with the Fixed Account - net	(1,020)	487	264
Increase (decrease) in net assets from policy transactions	(395)	(3,006)	3,688
INCREASE (DECREASE) IN NET ASSETS	845	(199)	7,108
NET ASSETS AT BEGINNING OF PERIOD	3,586	35,270	16,455
NET ASSETS AT END OF PERIOD	$4,431	$35,071	$23,563

Accumulation Units outstanding at beginning of period	136	2,307	874
Units issued	24	215	305
Units redeemed	(36)	(403)	(78)
Accumulation Units outstanding at end of period	124	2,119	1,101

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Alger Capital Appreciation Class I-2	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$—
Net realized gains (losses)	104,423	138,266	248,674
Change in unrealized gains (losses)	(32,107)	(78,296)	(221,777)
Increase (decrease) in net assets from operations	72,316	59,970	26,897
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	44,850	17,719	39,441
Transfers for policy benefits and terminations	(15,771)	(30,677)	(6,765)
Loans	(1,176)	1,369	(1,645)
Policy maintenance charge	(25,615)	(17,820)	(24,586)
Transfers among the sub-accounts and with the Fixed Account - net	58	(4,828)	7,851
Increase (decrease) in net assets from policy transactions	2,346	(34,237)	14,296
INCREASE (DECREASE) IN NET ASSETS	74,662	25,733	41,193
NET ASSETS AT BEGINNING OF PERIOD	377,836	497,512	627,170
NET ASSETS AT END OF PERIOD	$452,498	$523,245	$668,363

Accumulation Units outstanding at beginning of period	4,510	7,480	7,695
Units issued	1,072	149	1,127
Units redeemed	(438)	(587)	(393)
Accumulation Units outstanding at end of period	5,144	7,042	8,429

	2021
	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$3,399	$1,838
Net realized gains (losses)	8,768	20,609	1,281
Change in unrealized gains (losses)	(10,743)	33,257	5,052
Increase (decrease) in net assets from operations	(1,975)	57,265	8,171
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,904	8,059	5,397
Transfers for policy benefits and terminations	(54)	(25,450)	(554)
Loans	—	99	—
Policy maintenance charge	(3,987)	(6,662)	(3,869)
Transfers among the sub-accounts and with the Fixed Account - net	4,489	1,789	287
Increase (decrease) in net assets from policy transactions	16,352	(22,165)	1,261
INCREASE (DECREASE) IN NET ASSETS	14,377	35,100	9,432
NET ASSETS AT BEGINNING OF PERIOD	13,389	220,438	73,972
NET ASSETS AT END OF PERIOD	$27,766	$255,538	$83,404

Accumulation Units outstanding at beginning of period	540	3,543	3,019
Units issued	668	110	93
Units redeemed	(15)	(454)	(44)
Accumulation Units outstanding at end of period	1,193	3,199	3,068

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	DWS Small Cap Index VIP Class A	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$580	$1,641	$848
Net realized gains (losses)	4,603	3,812	228,246
Change in unrealized gains (losses)	3,715	4,274	116,122
Increase (decrease) in net assets from operations	8,898	9,727	345,216
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,683	5,669	91,713
Transfers for policy benefits and terminations	(654)	(19,181)	(73,860)
Loans	—	670	165
Policy maintenance charge	(2,657)	(3,506)	(58,082)
Transfers among the sub-accounts and with the Fixed Account - net	(125)	690	(19,059)
Increase (decrease) in net assets from policy transactions	(753)	(15,658)	(59,123)
INCREASE (DECREASE) IN NET ASSETS	8,145	(5,931)	286,093
NET ASSETS AT BEGINNING OF PERIOD	61,408	108,819	1,272,175
NET ASSETS AT END OF PERIOD	$69,553	$102,888	$1,558,268

Accumulation Units outstanding at beginning of period	930	3,129	17,938
Units issued	15	138	1,366
Units redeemed	(25)	(576)	(1,439)
Accumulation Units outstanding at end of period	920	2,691	17,865

	2021
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$44	$1,391	$22,443
Net realized gains (losses)	365	7,022	142,076
Change in unrealized gains (losses)	1,129	(10,683)	86,857
Increase (decrease) in net assets from operations	1,538	(2,270)	251,376
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,597	32,514	76,445
Transfers for policy benefits and terminations	(53)	(691)	(43,996)
Loans	—	(4)	2,478
Policy maintenance charge	(2,925)	(8,811)	(43,256)
Transfers among the sub-accounts and with the Fixed Account - net	1,515	792	(8,168)
Increase (decrease) in net assets from policy transactions	6,134	23,800	(16,497)
INCREASE (DECREASE) IN NET ASSETS	7,672	21,530	234,879
NET ASSETS AT BEGINNING OF PERIOD	6,513	42,318	1,025,840
NET ASSETS AT END OF PERIOD	$14,185	$63,848	$1,260,719

Accumulation Units outstanding at beginning of period	459	2,286	25,529
Units issued	408	1,589	1,490
Units redeemed	(38)	(161)	(1,494)
Accumulation Units outstanding at end of period	829	3,714	25,525

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$65	$1,689	$—
Net realized gains (losses)	—	5,510	428,548
Change in unrealized gains (losses)	—	6,964	(58,447)
Increase (decrease) in net assets from operations	65	14,163	370,101
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,403	13,694	85,637
Transfers for policy benefits and terminations	(128,890)	(6,166)	(85,430)
Loans	(3,867)	107	932
Policy maintenance charge	(35,835)	(6,160)	(63,218)
Transfers among the sub-accounts and with the Fixed Account - net	65,001	(255)	(15,944)
Increase (decrease) in net assets from policy transactions	(28,188)	1,220	(78,023)
INCREASE (DECREASE) IN NET ASSETS	(28,123)	15,383	292,078
NET ASSETS AT BEGINNING OF PERIOD	630,734	60,468	1,643,379
NET ASSETS AT END OF PERIOD	$602,611	$75,851	$1,935,457

Accumulation Units outstanding at beginning of period	43,778	2,258	25,883
Units issued	7,685	547	946
Units redeemed	(9,251)	(556)	(1,839)
Accumulation Units outstanding at end of period	42,212	2,249	24,990

	2021
	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,541	$19,545	$6,079
Net realized gains (losses)	(44)	42,342	10,319
Change in unrealized gains (losses)	(300)	303,218	108,785
Increase (decrease) in net assets from operations	1,197	365,105	125,183
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,655	223,521	78,164
Transfers for policy benefits and terminations	(160)	(48,754)	(3,876)
Loans	—	2,073	22
Policy maintenance charge	(2,806)	(84,450)	(35,926)
Transfers among the sub-accounts and with the Fixed Account - net	635	64,951	(2,997)
Increase (decrease) in net assets from policy transactions	3,324	157,341	35,387
INCREASE (DECREASE) IN NET ASSETS	4,521	522,446	160,570
NET ASSETS AT BEGINNING OF PERIOD	25,302	1,238,378	423,226
NET ASSETS AT END OF PERIOD	$29,823	$1,760,824	$583,796

Accumulation Units outstanding at beginning of period	1,212	28,421	12,411
Units issued	196	10,848	1,201
Units redeemed	(39)	(2,040)	(284)
Accumulation Units outstanding at end of period	1,369	37,229	13,328

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Fidelity® VIP Investment Grade Bond Portfolio Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$8,174	$395	$2,220
Net realized gains (losses)	11,898	12,926	42,588
Change in unrealized gains (losses)	(22,266)	620	26,770
Increase (decrease) in net assets from operations	(2,194)	13,941	71,578
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	46,791	17,526	45,750
Transfers for policy benefits and terminations	(12,523)	(4,631)	(22,656)
Loans	(2,117)	(884)	(8,836)
Policy maintenance charge	(21,567)	(9,004)	(17,257)
Transfers among the sub-accounts and with the Fixed Account - net	25,774	(2,521)	(1,294)
Increase (decrease) in net assets from policy transactions	36,358	486	(4,293)
INCREASE (DECREASE) IN NET ASSETS	34,164	14,427	67,285
NET ASSETS AT BEGINNING OF PERIOD	375,465	55,052	370,751
NET ASSETS AT END OF PERIOD	$409,629	$69,479	$438,036

Accumulation Units outstanding at beginning of period	17,787	2,111	11,844
Units issued	3,008	561	1,509
Units redeemed	(1,048)	(348)	(1,172)
Accumulation Units outstanding at end of period	19,747	2,324	12,181

	2021
	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$620	$34	$226
Net realized gains (losses)	644	242	1,343
Change in unrealized gains (losses)	14,562	39	1,923
Increase (decrease) in net assets from operations	15,826	315	3,492
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,854	1,962	1,490
Transfers for policy benefits and terminations	(2,925)	—	(67)
Loans	124	—	—
Policy maintenance charge	(4,726)	(816)	(974)
Transfers among the sub-accounts and with the Fixed Account - net	(822)	213	2,713
Increase (decrease) in net assets from policy transactions	5,505	1,359	3,162
INCREASE (DECREASE) IN NET ASSETS	21,331	1,674	6,654
NET ASSETS AT BEGINNING OF PERIOD	42,475	728	9,384
NET ASSETS AT END OF PERIOD	$63,806	$2,402	$16,038

Accumulation Units outstanding at beginning of period	2,479	55	368
Units issued	894	90	122
Units redeemed	(538)	(4)	(19)
Accumulation Units outstanding at end of period	2,835	141	471

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Franklin Templeton Global Bond VIP Fund Class 1	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$1,367	$125
Net realized gains (losses)	(369)	88	112
Change in unrealized gains (losses)	(1,079)	3,032	577
Increase (decrease) in net assets from operations	(1,448)	4,487	814
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,929	2,768	897
Transfers for policy benefits and terminations	(297)	—	(589)
Loans	(89)	(178)	—
Policy maintenance charge	(2,377)	(1,681)	(726)
Transfers among the sub-accounts and with the Fixed Account - net	1,316	480	91
Increase (decrease) in net assets from policy transactions	3,482	1,389	(327)
INCREASE (DECREASE) IN NET ASSETS	2,034	5,876	487
NET ASSETS AT BEGINNING OF PERIOD	29,759	25,532	4,203
NET ASSETS AT END OF PERIOD	$31,793	$31,408	$4,690

Accumulation Units outstanding at beginning of period	1,802	1,299	215
Units issued	292	138	29
Units redeemed	(76)	(72)	(43)
Accumulation Units outstanding at end of period	2,018	1,365	201

	2021
	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$132	$860	$—
Net realized gains (losses)	38	1,979	4,525
Change in unrealized gains (losses)	527	13,329	(643)
Increase (decrease) in net assets from operations	697	16,168	3,882
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,122	6,692	3,751
Transfers for policy benefits and terminations	(112)	—	(758)
Loans	—	—	35
Policy maintenance charge	(811)	(4,288)	(2,755)
Transfers among the sub-accounts and with the Fixed Account - net	(38)	(3,756)	51
Increase (decrease) in net assets from policy transactions	161	(1,352)	324
INCREASE (DECREASE) IN NET ASSETS	858	14,816	4,206
NET ASSETS AT BEGINNING OF PERIOD	3,534	64,069	38,111
NET ASSETS AT END OF PERIOD	$4,392	$78,885	$42,317

Accumulation Units outstanding at beginning of period	188	2,368	890
Units issued	28	108	47
Units redeemed	(21)	(156)	(41)
Accumulation Units outstanding at end of period	195	2,320	896

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Franklin Templeton Strategic Income VIP Fund Class 1	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Guggenheim VT U.S. Long Short Equity Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$579	$452	$239
Net realized gains (losses)	(80)	(70)	104
Change in unrealized gains (losses)	(124)	(660)	7,425
Increase (decrease) in net assets from operations	375	(278)	7,768
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,050	807	2,312
Transfers for policy benefits and terminations	—	(97)	—
Loans	(89)	—	—
Policy maintenance charge	(727)	(818)	(1,282)
Transfers among the sub-accounts and with the Fixed Account - net	307	657	(113)
Increase (decrease) in net assets from policy transactions	1,541	549	917
INCREASE (DECREASE) IN NET ASSETS	1,916	271	8,685
NET ASSETS AT BEGINNING OF PERIOD	15,394	16,885	32,158
NET ASSETS AT END OF PERIOD	$17,310	$17,156	$40,843

Accumulation Units outstanding at beginning of period	854	1,173	1,225
Units issued	135	80	47
Units redeemed	(50)	(41)	(16)
Accumulation Units outstanding at end of period	939	1,212	1,256

	2021
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. American Franchise	Invesco V.I. American Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$482
Net realized gains (losses)	17,748	72,539	163
Change in unrealized gains (losses)	(2,994)	(21,620)	7,294
Increase (decrease) in net assets from operations	14,754	50,919	7,939
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,156	17,590	7,608
Transfers for policy benefits and terminations	(2,020)	(7,825)	(1,686)
Loans	(2,827)	(480)	(251)
Policy maintenance charge	(6,753)	(15,578)	(4,999)
Transfers among the sub-accounts and with the Fixed Account - net	2,698	(25,222)	101,320
Increase (decrease) in net assets from policy transactions	1,254	(31,515)	101,992
INCREASE (DECREASE) IN NET ASSETS	16,008	19,404	109,931
NET ASSETS AT BEGINNING OF PERIOD	142,972	428,077	5,870
NET ASSETS AT END OF PERIOD	$158,980	$447,481	$115,801

Accumulation Units outstanding at beginning of period	3,701	11,261	289
Units issued	260	276	2,616
Units redeemed	(178)	(1,020)	(265)
Accumulation Units outstanding at end of period	3,783	10,517	2,640

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Conservative Balanced Fund - Series I	Invesco V.I. Core Bond Fund Series I	Invesco V.I. Core Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$464	$226	$215
Net realized gains (losses)	1,858	426	821
Change in unrealized gains (losses)	584	(815)	6,546
Increase (decrease) in net assets from operations	2,906	(163)	7,582
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,749	2,162	1,943
Transfers for policy benefits and terminations	(331)	(329)	8
Loans	—	—	—
Policy maintenance charge	(3,325)	(907)	(897)
Transfers among the sub-accounts and with the Fixed Account - net	214	25	(270)
Increase (decrease) in net assets from policy transactions	3,307	951	784
INCREASE (DECREASE) IN NET ASSETS	6,213	788	8,366
NET ASSETS AT BEGINNING OF PERIOD	26,142	9,966	26,992
NET ASSETS AT END OF PERIOD	$32,355	$10,754	$35,358

Accumulation Units outstanding at beginning of period	1,588	807	936
Units issued	265	124	40
Units redeemed	(77)	(45)	(16)
Accumulation Units outstanding at end of period	1,776	886	960

	2021
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. EQV International Equity Fund - Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$22	$71
Net realized gains (losses)	52,382	9	376
Change in unrealized gains (losses)	12,758	99	(237)
Increase (decrease) in net assets from operations	65,140	130	210
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,520	1,194	4,050
Transfers for policy benefits and terminations	(1,503)	—	—
Loans	(20,615)	—	—
Policy maintenance charge	(12,614)	(472)	(1,540)
Transfers among the sub-accounts and with the Fixed Account - net	8,520	374	500
Increase (decrease) in net assets from policy transactions	(5,692)	1,096	3,010
INCREASE (DECREASE) IN NET ASSETS	59,448	1,226	3,220
NET ASSETS AT BEGINNING OF PERIOD	334,689	402	2,953
NET ASSETS AT END OF PERIOD	$394,137	$1,628	$6,173

Accumulation Units outstanding at beginning of period	6,859	33	222
Units issued	1,022	82	227
Units redeemed	(514)	(2)	(11)
Accumulation Units outstanding at end of period	7,367	113	438

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$403
Net realized gains (losses)	1,767	40,624	(20)
Change in unrealized gains (losses)	1,643	37,478	(666)
Increase (decrease) in net assets from operations	3,410	78,102	(283)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,824	28,346	2,787
Transfers for policy benefits and terminations	(614)	(13,000)	(497)
Loans	—	(195)	—
Policy maintenance charge	(2,166)	(21,406)	(1,324)
Transfers among the sub-accounts and with the Fixed Account - net	540	(8,343)	632
Increase (decrease) in net assets from policy transactions	584	(14,598)	1,598
INCREASE (DECREASE) IN NET ASSETS	3,994	63,504	1,315
NET ASSETS AT BEGINNING OF PERIOD	22,286	514,519	7,218
NET ASSETS AT END OF PERIOD	$26,280	$578,023	$8,533

Accumulation Units outstanding at beginning of period	733	10,940	446
Units issued	63	247	186
Units redeemed	(48)	(516)	(86)
Accumulation Units outstanding at end of period	748	10,671	546

	2021
	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,350	$6,131	$3,028
Net realized gains (losses)	(22)	3,292	2
Change in unrealized gains (losses)	(2,594)	84,282	(635)
Increase (decrease) in net assets from operations	(1,266)	93,705	2,395
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,463	20,369	22,359
Transfers for policy benefits and terminations	(4,026)	(1,434)	—
Loans	(306)	(11,036)	—
Policy maintenance charge	(3,832)	(12,569)	(5,570)
Transfers among the sub-accounts and with the Fixed Account - net	4,880	(8,606)	2,973
Increase (decrease) in net assets from policy transactions	3,179	(13,276)	19,762
INCREASE (DECREASE) IN NET ASSETS	1,913	80,429	22,157
NET ASSETS AT BEGINNING OF PERIOD	53,834	330,809	45,314
NET ASSETS AT END OF PERIOD	$55,747	$411,238	$67,471

Accumulation Units outstanding at beginning of period	4,130	7,487	3,039
Units issued	627	207	1,659
Units redeemed	(381)	(471)	(45)
Accumulation Units outstanding at end of period	4,376	7,223	4,653

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$97	$599	$3,869
Net realized gains (losses)	944	71	97,511
Change in unrealized gains (losses)	2,162	25,682	102,051
Increase (decrease) in net assets from operations	3,203	26,352	203,431
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,697	6,752	50,255
Transfers for policy benefits and terminations	(238)	(2,026)	(39,402)
Loans	35	821	(20,728)
Policy maintenance charge	(1,123)	(4,611)	(34,912)
Transfers among the sub-accounts and with the Fixed Account - net	(103)	939	(25,918)
Increase (decrease) in net assets from policy transactions	268	1,875	(70,705)
INCREASE (DECREASE) IN NET ASSETS	3,471	28,227	132,726
NET ASSETS AT BEGINNING OF PERIOD	11,447	113,561	922,320
NET ASSETS AT END OF PERIOD	$14,918	$141,788	$1,055,046

Accumulation Units outstanding at beginning of period	757	3,514	12,739
Units issued	91	213	503
Units redeemed	(75)	(167)	(1,427)
Accumulation Units outstanding at end of period	773	3,560	11,815

	2021
	Invesco V.I. Value Opportunity	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$805	$216	$3,871
Net realized gains (losses)	10,903	398	8,425
Change in unrealized gains (losses)	9,802	3,106	77,303
Increase (decrease) in net assets from operations	21,510	3,720	89,599
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,015	6,221	36,241
Transfers for policy benefits and terminations	(1,327)	(284)	(4,790)
Loans	200	—	(58)
Policy maintenance charge	(1,692)	(3,872)	(22,433)
Transfers among the sub-accounts and with the Fixed Account - net	(108,202)	237	5,079
Increase (decrease) in net assets from policy transactions	(109,006)	2,302	14,039
INCREASE (DECREASE) IN NET ASSETS	(87,496)	6,022	103,638
NET ASSETS AT BEGINNING OF PERIOD	87,496	20,458	521,948
NET ASSETS AT END OF PERIOD	$—	$26,480	$625,586

Accumulation Units outstanding at beginning of period	3,828	718	10,707
Units issued	57	160	461
Units redeemed	(3,885)	(48)	(191)
Accumulation Units outstanding at end of period	—	830	10,977

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$136	$639	$—
Net realized gains (losses)	7,058	734	24,309
Change in unrealized gains (losses)	282	(1,557)	11,719
Increase (decrease) in net assets from operations	7,476	(184)	36,028
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,841	15,288	10,192
Transfers for policy benefits and terminations	(6,755)	(507)	6
Loans	112	—	(360)
Policy maintenance charge	(4,982)	(3,892)	(7,162)
Transfers among the sub-accounts and with the Fixed Account - net	70	431	(2,691)
Increase (decrease) in net assets from policy transactions	2,286	11,320	(15)
INCREASE (DECREASE) IN NET ASSETS	9,762	11,136	36,013
NET ASSETS AT BEGINNING OF PERIOD	50,244	24,447	157,340
NET ASSETS AT END OF PERIOD	$60,006	$35,583	$193,353

Accumulation Units outstanding at beginning of period	1,201	1,368	2,086
Units issued	485	1,127	243
Units redeemed	(420)	(156)	(209)
Accumulation Units outstanding at end of period	1,266	2,339	2,120

	2021
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$245	$125	$91
Net realized gains (losses)	3,829	11,737	280
Change in unrealized gains (losses)	6,600	(1,508)	2,810
Increase (decrease) in net assets from operations	10,674	10,354	3,181
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,265	30,709	9,028
Transfers for policy benefits and terminations	—	(5,096)	(2,240)
Loans	—	92	—
Policy maintenance charge	(1,655)	(8,647)	(2,376)
Transfers among the sub-accounts and with the Fixed Account - net	(626)	9,261	80
Increase (decrease) in net assets from policy transactions	984	26,319	4,492
INCREASE (DECREASE) IN NET ASSETS	11,658	36,673	7,673
NET ASSETS AT BEGINNING OF PERIOD	59,219	54,363	14,870
NET ASSETS AT END OF PERIOD	$70,877	$91,036	$22,543

Accumulation Units outstanding at beginning of period	1,385	1,100	1,030
Units issued	46	1,123	468
Units redeemed	(23)	(174)	(111)
Accumulation Units outstanding at end of period	1,408	2,049	1,387

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$585	$366	$1,038
Net realized gains (losses)	1,140	3,906	3,395
Change in unrealized gains (losses)	31,336	(80)	7,804
Increase (decrease) in net assets from operations	33,061	4,192	12,237
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,012	7,408	7,390
Transfers for policy benefits and terminations	(5,823)	(5,626)	(14,390)
Loans	1,239	(1,835)	(7,658)
Policy maintenance charge	(6,150)	(2,467)	(3,153)
Transfers among the sub-accounts and with the Fixed Account - net	(959)	(416)	(906)
Increase (decrease) in net assets from policy transactions	(681)	(2,936)	(18,717)
INCREASE (DECREASE) IN NET ASSETS	32,380	1,256	(6,480)
NET ASSETS AT BEGINNING OF PERIOD	169,520	36,236	96,397
NET ASSETS AT END OF PERIOD	$201,900	$37,492	$89,917

Accumulation Units outstanding at beginning of period	4,684	3,140	8,565
Units issued	201	1,130	403
Units redeemed	(214)	(1,410)	(1,916)
Accumulation Units outstanding at end of period	4,671	2,860	7,052

	2021
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1	$488	$2,277
Net realized gains (losses)	77	121	20,531
Change in unrealized gains (losses)	92	687	26,295
Increase (decrease) in net assets from operations	170	1,296	49,103
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,492	1,774	13,397
Transfers for policy benefits and terminations	—	(291)	(3,893)
Loans	—	6	(2,144)
Policy maintenance charge	(432)	(764)	(9,305)
Transfers among the sub-accounts and with the Fixed Account - net	102	429	(2,414)
Increase (decrease) in net assets from policy transactions	1,162	1,154	(4,359)
INCREASE (DECREASE) IN NET ASSETS	1,332	2,450	44,744
NET ASSETS AT BEGINNING OF PERIOD	135	23,772	188,030
NET ASSETS AT END OF PERIOD	$1,467	$26,222	$232,774

Accumulation Units outstanding at beginning of period	7	390	5,262
Units issued	74	33	182
Units redeemed	(18)	(15)	(283)
Accumulation Units outstanding at end of period	63	408	5,161

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$6,067	$3,437	$216
Net realized gains (losses)	(60)	(127)	1,425
Change in unrealized gains (losses)	(4,358)	(975)	6,402
Increase (decrease) in net assets from operations	1,649	2,335	8,043
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,941	5,723	1,383
Transfers for policy benefits and terminations	(1,035)	(1,139)	—
Loans	13	(107)	—
Policy maintenance charge	(5,742)	(3,200)	(1,015)
Transfers among the sub-accounts and with the Fixed Account - net	8,298	3,177	(175)
Increase (decrease) in net assets from policy transactions	9,475	4,454	193
INCREASE (DECREASE) IN NET ASSETS	11,124	6,789	8,236
NET ASSETS AT BEGINNING OF PERIOD	124,411	64,051	29,781
NET ASSETS AT END OF PERIOD	$135,535	$70,840	$38,017

Accumulation Units outstanding at beginning of period	4,498	4,404	671
Units issued	393	437	19
Units redeemed	(55)	(134)	(14)
Accumulation Units outstanding at end of period	4,836	4,707	676

	2021
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$270	$—	$2,918
Net realized gains (losses)	20,713	83,962	8,188
Change in unrealized gains (losses)	5,710	(73,519)	9,717
Increase (decrease) in net assets from operations	26,693	10,443	20,823
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,771	18,624	10,464
Transfers for policy benefits and terminations	(7,553)	(72,990)	(194)
Loans	(881)	(6,060)	95
Policy maintenance charge	(3,225)	(10,492)	(5,958)
Transfers among the sub-accounts and with the Fixed Account - net	(8,161)	(1,335)	1,019
Increase (decrease) in net assets from policy transactions	(16,049)	(72,253)	5,426
INCREASE (DECREASE) IN NET ASSETS	10,644	(61,810)	26,249
NET ASSETS AT BEGINNING OF PERIOD	108,829	363,909	145,664
NET ASSETS AT END OF PERIOD	$119,473	$302,099	$171,913

Accumulation Units outstanding at beginning of period	4,687	3,124	3,440
Units issued	105	97	153
Units redeemed	(707)	(674)	(35)
Accumulation Units outstanding at end of period	4,085	2,547	3,558

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,610	$1,029	$248
Net realized gains (losses)	4,105	2,546	566
Change in unrealized gains (losses)	6,694	13,364	138
Increase (decrease) in net assets from operations	12,409	16,939	952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,304	4,914	2,666
Transfers for policy benefits and terminations	(959)	(1,403)	(523)
Loans	9	(151)	(1,200)
Policy maintenance charge	(4,130)	(2,977)	(1,170)
Transfers among the sub-accounts and with the Fixed Account - net	629	(288)	1,404
Increase (decrease) in net assets from policy transactions	853	95	1,177
INCREASE (DECREASE) IN NET ASSETS	13,262	17,034	2,129
NET ASSETS AT BEGINNING OF PERIOD	86,768	66,316	29,014
NET ASSETS AT END OF PERIOD	$100,030	$83,350	$31,143

Accumulation Units outstanding at beginning of period	1,068	1,629	2,310
Units issued	53	55	250
Units redeemed	(42)	(52)	(153)
Accumulation Units outstanding at end of period	1,079	1,632	2,407

	2021
	Morgan Stanley VIF Growth Portfolio Class I	Morgan Stanley VIF U.S. Real Estate Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$2,987	$7,725
Net realized gains (losses)	68,049	1,438	28,441
Change in unrealized gains (losses)	(66,933)	43,806	56,950
Increase (decrease) in net assets from operations	1,116	48,231	93,116
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,524	10,646	162,300
Transfers for policy benefits and terminations	(6,658)	(1,728)	(50,434)
Loans	(609)	(304)	(18,788)
Policy maintenance charge	(7,838)	(4,627)	(74,325)
Transfers among the sub-accounts and with the Fixed Account - net	(4,791)	(1,636)	31,920
Increase (decrease) in net assets from policy transactions	(6,372)	2,351	50,673
INCREASE (DECREASE) IN NET ASSETS	(5,256)	50,582	143,789
NET ASSETS AT BEGINNING OF PERIOD	225,517	118,717	495,840
NET ASSETS AT END OF PERIOD	$220,261	$169,299	$639,629

Accumulation Units outstanding at beginning of period	1,726	2,678	24,867
Units issued	122	137	7,561
Units redeemed	(133)	(83)	(3,716)
Accumulation Units outstanding at end of period	1,715	2,732	28,712

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$7,264	$1,240	$16,326
Net realized gains (losses)	20,287	2,093	45,604
Change in unrealized gains (losses)	14,963	(1,566)	78,786
Increase (decrease) in net assets from operations	42,514	1,767	140,716
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	128,798	14,825	244,435
Transfers for policy benefits and terminations	(13,487)	—	(25,321)
Loans	(2,013)	—	1,440
Policy maintenance charge	(72,528)	(7,359)	(119,985)
Transfers among the sub-accounts and with the Fixed Account - net	12,717	378	54,162
Increase (decrease) in net assets from policy transactions	53,487	7,844	154,731
INCREASE (DECREASE) IN NET ASSETS	96,001	9,611	295,447
NET ASSETS AT BEGINNING OF PERIOD	373,956	66,860	898,991
NET ASSETS AT END OF PERIOD	$469,957	$76,471	$1,194,438

Accumulation Units outstanding at beginning of period	20,226	4,221	47,038
Units issued	4,913	657	11,656
Units redeemed	(1,336)	(141)	(2,097)
Accumulation Units outstanding at end of period	23,803	4,737	56,597

	2021
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,656	$922	$8,755
Net realized gains (losses)	6,823	625	367
Change in unrealized gains (losses)	1,487	(2,687)	693
Increase (decrease) in net assets from operations	11,966	(1,140)	9,815
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	57,828	6,486	10,962
Transfers for policy benefits and terminations	(2,206)	(2,183)	(4,339)
Loans	—	474	(283)
Policy maintenance charge	(25,496)	(3,089)	(6,291)
Transfers among the sub-accounts and with the Fixed Account - net	(1,306)	885	18,958
Increase (decrease) in net assets from policy transactions	28,820	2,573	19,007
INCREASE (DECREASE) IN NET ASSETS	40,786	1,433	28,822
NET ASSETS AT BEGINNING OF PERIOD	170,169	56,503	159,150
NET ASSETS AT END OF PERIOD	$210,955	$57,936	$187,972

Accumulation Units outstanding at beginning of period	9,770	2,152	7,589
Units issued	1,974	194	1,145
Units redeemed	(246)	(95)	(245)
Accumulation Units outstanding at end of period	11,498	2,251	8,489

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2021
	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$5,569	$4,467	$753
Net realized gains (losses)	12,825	(42)	572
Change in unrealized gains (losses)	(22,235)	302	3,483
Increase (decrease) in net assets from operations	(3,841)	4,727	4,808
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,653	6,063	2,356
Transfers for policy benefits and terminations	(11,132)	—	—
Loans	(7,248)	9	—
Policy maintenance charge	(12,260)	(3,433)	(1,225)
Transfers among the sub-accounts and with the Fixed Account - net	36,016	2,316	591
Increase (decrease) in net assets from policy transactions	27,029	4,955	1,722
INCREASE (DECREASE) IN NET ASSETS	23,188	9,682	6,530
NET ASSETS AT BEGINNING OF PERIOD	294,290	87,899	31,176
NET ASSETS AT END OF PERIOD	$317,478	$97,581	$37,706

Accumulation Units outstanding at beginning of period	11,401	2,379	984
Units issued	1,948	160	66
Units redeemed	(892)	(28)	(18)
Accumulation Units outstanding at end of period	12,457	2,511	1,032

	2021
	T. Rowe Price Blue Chip Growth Portfolio I	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$9,618	$1,406
Net realized gains (losses)	57,440	57,154	7,907
Change in unrealized gains (losses)	3,229	67,222	(26,771)
Increase (decrease) in net assets from operations	60,669	133,994	(17,458)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,822	31,469	10,598
Transfers for policy benefits and terminations	(4,114)	(22,513)	(9,170)
Loans	(10,376)	(20,636)	(3,781)
Policy maintenance charge	(13,225)	(19,072)	(5,926)
Transfers among the sub-accounts and with the Fixed Account - net	(1,458)	(7,186)	1,821
Increase (decrease) in net assets from policy transactions	(16,351)	(37,938)	(6,458)
INCREASE (DECREASE) IN NET ASSETS	44,318	96,056	(23,916)
NET ASSETS AT BEGINNING OF PERIOD	345,579	525,020	157,637
NET ASSETS AT END OF PERIOD	$389,897	$621,076	$133,721

Accumulation Units outstanding at beginning of period	5,073	11,424	3,130
Units issued	76	394	177
Units redeemed	(283)	(1,054)	(294)
Accumulation Units outstanding at end of period	4,866	10,764	3,013

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

2021
VanEck VIP Global Resources Fund - Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$363
Net realized gains (losses)	2,050
Change in unrealized gains (losses)	11,832
Increase (decrease) in net assets from operations	14,245
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,463
Transfers for policy benefits and terminations	—
Loans	998
Policy maintenance charge	(4,632)
Transfers among the sub-accounts and with the Fixed Account - net	(1,200)
Increase (decrease) in net assets from policy transactions	4,629
INCREASE (DECREASE) IN NET ASSETS	18,874
NET ASSETS AT BEGINNING OF PERIOD	74,290
NET ASSETS AT END OF PERIOD	$93,164

Accumulation Units outstanding at beginning of period	2,816
Units issued	462
Units redeemed	(309)
Accumulation Units outstanding at end of period	2,969

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Wilton Reassurance Life Co of New York Variable Life Separate Account A, formerly known as Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Company of New York (“Wilton Re New York” or the “Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (“WRAC”) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (“Wilton Re U.S.”). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the “Wilton Re Trust”). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (“WRL”), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, WRAC acquired Allstate Life Insurance Company of New York (“ALNY”). The Account was established by ALNY. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issues four life insurance policies: New Consultant Protector, New Consultant Accumulator, New Total Accumulator, and New Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein the Company contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (“Fund” or “Funds”) in which they invest:

AB VPS Growth and Income Class A
AB VPS International Value Class A
AB VPS Small Cap Growth Class A
AB VPS Small/Mid Cap Value Class A
AB VPS Sustainable International Thematic Portfolio - Class A*
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger Small Cap Growth Portfolio Class I-2
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Small Cap Index VIP Class A
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class
Fidelity® VIP Value Portfolio Initial Class
Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1
Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund
Invesco Oppenheimer V.I. Intl. Growth Fund Series I
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Conservative Balanced Fund - Series I
Invesco V.I. Core Bond Fund Series I*
Invesco V.I. Core Equity
Invesco V.I. Core Plus Bond Fund - Series I*
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. EQV International Equity Fund - Series I*
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Fund - Series II
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. High Yield
Invesco V.I. Main Street Fund® - Series I
Invesco V.I. Main Street MidCap Fund - Series I
Invesco V.I. Main Street Small Cap Fund® - Series I
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Janus Henderson Research Portfolio Institutional Shares
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass. Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I
Morningstar Growth ETF Asset Allocation Portfolio Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Resources Fund - Initial Class

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the Company general account assets and earn a fixed rate of return.

A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.

Subsequent events - Subsequent events have been evaluated through April 3, 2023, the date the financial statements were issued, and no subsequent events have been identified.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

2.	Portfolio changes

The following sub-account changes occurred during the year ended December 31, 2022 and for the year ended December 31, 2021:

The following sub-account opened during the year ended December 31, 2022:

•	Invesco V.I. Core Plus Bond Fund—Series I commenced operations on April 29, 2022

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from:	Merged to:
April 29, 2022	Invesco V.I. Core Bond Fund - Series I	Invesco V.I. Core Plus Bond Fund - Series I
April 30, 2021	Invesco V.I. Value Opportunity	Invesco V.I. American Value

The following sub-account name changes occurred during the year ended December 31, 2022:

New fund name	Old fund name
AB VPS Sustainable International Thematic Portfolio - Class A	AB VPS International Growth Class A
Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. International Growth Fund - Series I

3.	Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is a part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2022 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates and those differences could be material.

4.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:

Assetswhose values are based on the following:

(a)  Quoted prices for similar assets in active markets;

(b)  Quoted prices for identical or similar assets in markets that are not active; or

(c)  Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.	Expenses

Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in transfers for policy benefits and terminations on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), the Company will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

to compensate the Company for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:

Cost of Insurance - On all policies, the Company charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.

Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The Company deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.

Administrative Expense Charge - The Company deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.

Policy Fee - On all policies, The Company deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2022 was as follows:

Sub-Account	Purchases
AB VPS Growth and Income Class A	$5,671
AB VPS International Value Class A	3,449
AB VPS Small Cap Growth Class A	29,774
AB VPS Small/Mid Cap Value Class A	1,166
AB VPS Sustainable International Thematic Portfolio - Class A*	9,029
Alger Balanced Class I-2	6,602
Alger Capital Appreciation Class I-2	76,528
Alger Large Cap Growth Class I-2	44,654
Alger MidCap Growth Class I-2	66,079
Alger Small Cap Growth Portfolio Class I-2	25,868
DWS Equity 500 Index VIP Class A	18,304
DWS Global Income Builder VIP Class A II	13,057
DWS Small Cap Index VIP Class A	11,885
Fidelity® VIP Asset Manager Portfolio Initial Class	12,676
Fidelity® VIP ContrafundSM Portfolio Initial Class	131,926
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	10,879
Fidelity® VIP Emerging Markets Portfolio Initial Class	20,052
Fidelity® VIP Equity-Income PortfolioSM Initial Class	91,374
Fidelity® VIP Government Money Market Portfolio Initial Class	46,005
Fidelity® VIP Growth & Income Portfolio Initial Class	22,195

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Fidelity® VIP Growth Portfolio Initial Class	$175,477
Fidelity® VIP High Income Portfolio Initial Class	4,650
Fidelity® VIP Index 500 Portfolio Initial Class	223,593
Fidelity® VIP Index 500 Portfolio Service Class	62,259
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	52,795
Fidelity® VIP Mid Cap Portfolio Initial Class	20,622
Fidelity® VIP Overseas Portfolio Initial Class	46,094
Fidelity® VIP Real Estate Portfolio Initial Class	17,380
Fidelity® VIP Value Portfolio Initial Class	2,126
Fidelity® VIP Value Strategies Portfolio Initial Class	2,082
Franklin Templeton Global Bond VIP Fund Class 1	6,005
Franklin Templeton Income VIP Fund Class 1	3,896
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	997
Franklin Templeton Mutual Shares VIP Fund Class 1	990
Franklin Templeton Small Cap Value VIP Fund Class 1	16,264
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	8,420
Franklin Templeton Strategic Income VIP Fund Class 1	2,365
Franklin Templeton U.S. Government Securities VIP Fund Class 1	1,112
Guggenheim VT U.S. Long Short Equity Fund	1,602
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	38,453
Invesco V.I. American Franchise	109,147
Invesco V.I. American Value	27,886
Invesco V.I. Conservative Balanced Fund - Series I	7,348
Invesco V.I. Core Bond Fund Series I*	777
Invesco V.I. Core Equity	6,461
Invesco V.I. Core Plus Bond Fund - Series I*	11,080
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	124,999
Invesco V.I. Diversified Dividend Fund Series I	2,889
Invesco V.I. EQV International Equity Fund - Series I*	3,813
Invesco V.I. Global Fund - Series I	7,466
Invesco V.I. Global Fund - Series II	111,142
Invesco V.I. Global Strategic Income Fund - Series I	1,481
Invesco V.I. Government Securities	5,334
Invesco V.I. Growth and Income Fund Series I	74,008
Invesco V.I. High Yield	13,110
Invesco V.I. Main Street Fund® - Series I	6,048
Invesco V.I. Main Street MidCap Fund - Series I	38,145
Invesco V.I. Main Street Small Cap Fund® - Series I	158,087
Janus Henderson Balanced Portfolio Institutional Shares	4,835
Janus Henderson Balanced Portfolio Service Shares	35,211
Janus Henderson Enterprise Portfolio Institutional Shares	23,789
Janus Henderson Flexible Bond Portfolio Institutional Shares	6,666
Janus Henderson Forty Portfolio Institutional Shares	39,046
Janus Henderson Global Research Portfolio Service Shares	9,453
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	37,612
Janus Henderson Mid Cap Value Portfolio Institutional Shares	7,974
Janus Henderson Mid Cap Value Portfolio Service Shares	23,053
Janus Henderson Overseas Portfolio Institutional Shares	13,781

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Janus Henderson Overseas Portfolio Service Shares	$14,778
Janus Henderson Research Portfolio Institutional Shares	1,374
Lazard Retirement Emerging Markets Equity Portfolio	4,592
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	18,326
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	13,203
MFS® High Yield Portfolio Initial Class	6,743
MFS® Investors Trust Series Initial Class	3,613
MFS® Mass. Investors Growth Stock Portfolio Initial Class	16,466
MFS® New Discovery Series Initial Class	83,147
MFS® Total Return Series Initial Class	22,271
MFS® Utilities Series Initial Class	9,022
MFS® Value Series Initial Class	7,880
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	6,265
Morgan Stanley VIF Growth Portfolio Class I	104,300
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	40,060
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	163,011
Morningstar Balanced ETF Asset Allocation Portfolio Class I	124,408
Morningstar Conservative ETF Asset Allocation Portfolio Class I	13,450
Morningstar Growth ETF Asset Allocation Portfolio Class I	248,404
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	52,989
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	4,834
PIMCO VIT Real Return Portfolio Admin. Shares	18,571
PIMCO VIT Total Return Portfolio Admin. Shares	27,009
Putnam VT High Yield Fund Class IA	10,305
Putnam VT International Value Fund Class IA	7,387
T. Rowe Price Blue Chip Growth Portfolio I	33,164
T. Rowe Price Equity Income Portfolio I	69,660
VanEck VIP Emerging Markets Fund Initial Class	39,086
VanEck VIP Global Resources Fund - Initial Class	16,528
*See	Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2022.

7.	Financial Highlights

The Company offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, and the range of lowest to highest total return is presented for each policy option of the sub-accounts that had outstanding accumulation units during the period.

Items in the following table are notated as follows:

*

Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**

Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Growth and Income Class A

2022	742	$32.30	-	$32.30	$ 23,968	1.42%	(4.19)	-	(4.19)%
2021	727	33.71	-	33.71	24,512	0.83	28.16	-	28.16
2020	700	26.31	-	26.31	18,423	1.62	2.72	-	2.72
2019	861	25.61	-	25.61	22,051	1.27	23.91	-	23.91
2018	782	20.67	-	20.67	16,169	1.01	(5.61)	-	(5.61)
AB VPS International Value Class A

2022	2,334	8.23	-	8.23	19,217	3.86	(13.61)	-	(13.61)
2021	3,535	9.53	-	9.53	33,687	2.09	11.08	-	11.08
2020	3,207	8.58	-	8.58	27,506	2.08	2.47	-	2.47
2019	2,711	8.37	-	8.37	22,697	1.02	17.14	-	17.14
2018	2,326	7.15	-	7.15	16,624	1.59	(22.79)	-	(22.79)

AB VPS Small Cap Growth Class A

2022	1,127	39.75	-	39.75	44,782	—	(39.09)	-	(39.09)
2021	1,086	65.26	-	65.26	70,859	—	9.46	-	9.46
2020	1,059	59.63	-	59.63	63,115	—	53.98	-	53.98
2019	1,195	38.72	-	38.72	46,254	—	36.40	-	36.40
2018	1,176	28.39	-	28.39	33,397	—	(0.89)	-	(0.89)

AB VPS Small/Mid Cap Value Class A

2022	98	30.14	-	30.14	2,940	0.98	(15.63)	-	(15.63)
2021	124	35.72	-	35.72	4,431	0.74	35.95	-	35.95
2020	136	26.27	-	26.27	3,586	1.04	3.37	-	3.37
2019	125	25.42	-	25.42	3,165	0.58	20.10	-	20.10
2018	115	21.17	-	21.17	2,443	0.46	(15.03)	-	(15.03)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Sustainable International Thematic Portfolio - Class A

2022	1,081	$ 11.98	-	$ 11.98	$12,956	—%	(27.61)	-	(27.61	) %
2021	2,119	16.55	-	16.55	35,071	—	8.25	-	8.25
2020	2,307	15.29	-	15.29	35,270	1.41	29.94	-	29.94
2019	2,518	11.77	-	11.77	29,627	0.58	27.53	-	27.53
2018	2,378	9.23	-	9.23	21,936	0.70	(17.41)	-	(17.41)

Alger Balanced Class I-2

2022	1,327	14.34	-	23.25	24,623	1.27	(11.31)	-	(11.31)
2021	1,101	16.17	-	26.21	23,563	0.93	19.12	-	19.12
2020	874	13.58	-	22.00	16,455	1.38	10.23	-	10.23
2019	692	12.32	-	19.96	12,549	1.76	14.00	-	19.50
2018	475	16.70	-	16.70	7,933	4.70	(3.32)	-	(3.32)

Alger Capital Appreciation Class I-2

2022	6,463	15.70	-	87.23	317,277	—	(36.52)	-	(36.52)
2021	5,144	24.74	-	137.42	452,498	—	19.13	-	19.13
2020	4,510	20.77	-	115.36	377,836	—	41.75	-	41.75
2019	4,764	14.65	-	81.38	292,006	—	26.40	-	33.58
2018	5,448	26.68	-	60.92	268,523	0.08	(0.10)	-	(0.10)

Alger Large Cap Growth Class I-2

2022	7,271	30.96	-	46.50	331,396	—	(38.65)	-	(38.65)
2021	7,042	50.47	-	75.80	523,245	—	11.84	-	11.84
2020	7,480	45.12	-	67.78	497,512	0.19	67.03	-	67.03
2019	7,747	27.02	-	40.58	308,364	—	27.43	-	27.43
2018	8,703	21.20	-	31.84	272,033	—	2.21	-	2.21

Alger MidCap Growth Class I-2

2022	9,250	14.85	-	59.08	459,092	—	(36.07)	-	(36.07)
2021	8,429	23.23	-	92.42	668,363	—	4.20	-	4.20
2020	7,695	22.30	-	88.69	627,170	—	64.63	-	64.63
2019	8,010	13.54	-	53.87	399,077	—	20.12	-	30.26
2018	8,919	16.26	-	41.36	345,663	—	(7.44)	-	(7.44)

Alger Small Cap Growth Portfolio Class I-2 (Fund launched on August 13, 2018)

2022	2,364	14.43	-	14.43	34,121	—	(38.01)	-	(38.01)
2021	1,193	23.28	-	23.28	27,766	—	(6.06)	-	(6.06)
2020	540	24.78	-	24.78	13,389	1.50	67.15	-	67.15
2019	173	14.83	-	14.83	2,564	—	29.34	-	29.34
2018	4	11.46		11.46	40	—	(11.56)		(11.56)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

DWS Equity 500 Index VIP Class A

2022	3,024	$65.23	-	$65.23	$197,255	1.27%	(18.34)	-	(18.34	) %
2021	3,199	79.88	-	79.88	255,538	1.47	28.40	-	28.40
2020	3,543	62.21	-	62.21	220,438	1.65	18.10	-	18.10
2019	3,585	52.68	-	52.68	188,836	2.19	31.19	-	31.19
2018	4,792	40.16	-	40.16	192,418	1.66	(4.65)	-	(4.65)

DWS Global Income Builder VIP Class A II

2022	2,703	23.11	-	23.11	62,472	3.03	(14.98)	-	(14.98)
2021	3,068	27.19	-	27.19	83,404	2.30	10.96	-	10.96
2020	3,019	24.50	-	24.50	73,972	3.20	8.28	-	8.28
2019	3,152	22.63	-	22.63	71,329	3.84	20.16	-	20.16
2018	4,051	18.83	-	18.83	76,300	3.79	(7.66)	-	(7.66)

DWS Small Cap Index VIP Class A

2022	829	60.02	-	60.02	49,762	0.92	(20.64)	-	(20.64)
2021	920	75.63	-	75.63	69,553	0.83	14.50	-	14.50
2020	930	66.05	-	66.05	61,408	1.11	19.43	-	19.43
2019	963	55.31	-	55.31	53,247	1.06	25.22	-	25.22
2018	1,165	44.17	-	44.17	51,397	0.96	(11.23)	-	(11.23)

Fidelity® VIP Asset Manager Portfolio Initial Class

2022	2,806	32.52	-	32.52	91,247	2.16	(14.94)	-	(14.94)
2021	2,691	38.23	-	38.23	102,888	1.61	9.92	-	9.92
2020	3,129	34.78	-	34.78	108,819	1.54	14.87	-	14.87
2019	3,125	30.28	-	30.28	94,603	1.83	18.25	-	18.25
2018	3,170	25.60	-	25.60	81,175	1.77	(5.35)	-	(5.35)

Fidelity® VIP ContrafundSM Portfolio Initial Class

2022	18,038	16.43	-	74.14	1,135,528	0.51	(26.31)	-	(26.31)
2021	17,865	22.30	-	100.61	1,558,268	0.06	27.83	-	27.83
2020	17,938	17.45	-	78.70	1,272,175	0.25	30.57	-	30.57
2019	18,380	13.36	-	60.28	1,005,345	0.46	31.58	-	31.58
2018	19,837	10.16	-	45.81	834,803	0.70	(14.44)	-	(6.38)

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class (Fund launched on August 13, 2018)

2022	1,391	14.00	-	14.00	19,476	0.94	(18.23)	-	(18.23)
2021	829	17.12	-	17.12	14,185	0.44	20.66	-	20.66
2020	459	14.19	-	14.19	6,513	0.86	18.45	-	18.45
2019	181	11.98	-	11.98	2,171	1.97	23.71	-	23.71

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Emerging Markets Portfolio Initial Class

2022	4,838	$ 12.45	-	$ 16.22	$65,165	1.95%	(20.11)	-	(20.11)%
2021	3,714	15.59	-	20.30	63,848	2.54	(2.24)	-	(2.24)
2020	2,286	15.95	-	20.76	42,318	0.92	31.27	-	31.27
2019	1,673	12.15	-	15.82	25,226	1.91	29.46	-	29.46
2018	1,222	9.38	-	12.22	14,836	0.70	(18.00)	-	(4.45)

Fidelity® VIP Equity-Income PortfolioSM Initial Class

2022	24,558	16.06	-	49.97	1,150,713	1.89	(4.96)	-	(4.96)
2021	25,525	16.90	-	52.57	1,260,719	1.93	24.89	-	24.89
2020	25,529	13.53	-	42.10	1,025,840	1.87	6.69	-	6.69
2019	24,763	12.68	-	39.45	933,191	2.01	20.97	-	27.44
2018	26,731	17.08	-	30.96	793,490	2.30	(8.29)	-	(8.29)

Fidelity® VIP Government Money Market Portfolio Initial Class

2022	40,043	10.59	-	15.60	581,396	1.42	1.44	-	1.44
2021	42,212	10.44	-	15.37	602,611	0.01	0.01	-	0.01
2020	43,778	10.44	-	15.37	630,734	0.29	0.32	-	0.32
2019	35,377	10.40	-	15.32	506,147	1.99	1.79	-	2.02
2018	35,759	10.57	-	15.02	503,499	1.64	1.65	-	1.65

Fidelity® VIP Growth & Income Portfolio Initial Class

2022	2,235	32.06	-	32.06	71,644	1.75	(4.95)	-	(4.95)
2021	2,249	33.73	-	33.73	75,851	2.62	25.95	-	25.95
2020	2,258	26.78	-	26.78	60,468	2.22	7.85	-	7.85
2019	2,921	24.83	-	24.83	72,533	3.67	30.05	-	30.05
2018	2,175	19.09	-	19.09	41,531	0.40	(8.98)	-	(8.98)

Fidelity® VIP Growth Portfolio Initial Class

2022	24,816	19.60	-	62.37	1,443,197	0.61	(24.46)	-	(24.46)
2021	24,990	25.94	-	82.57	1,935,457	—	23.21	-	23.21
2020	25,883	21.05	-	67.01	1,643,379	0.07	43.89	-	43.89
2019	26,304	14.63	-	46.57	1,170,089	0.27	34.31	-	34.31
2018	29,255	10.89	-	34.67	975,518	0.24	(13.11)	-	(0.17)

Fidelity® VIP High Income Portfolio Initial Class

2022	1,489	19.31	-	19.31	28,754	5.40	(11.37)	-	(11.37)
2021	1,369	21.79	-	21.79	29,823	5.56	4.41	-	4.41
2020	1,212	20.87	-	20.87	25,302	5.30	2.75	-	2.75
2019	1,171	20.31	-	20.31	23,778	5.32	15.11	-	15.11
2018	1,079	17.65	-	17.65	19,036	5.88	(3.29)	-	(3.29)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Index 500 Portfolio Initial Class

2022	45,446	$ 17.21	-	$ 54.33	$1,579,234	1.52%	(18.21)	-	(18.21	) %
2021	37,229	21.04	-	66.43	1,760,824	1.33	28.58	-	28.58
2020	28,421	16.36	-	51.67	1,238,378	1.78	18.24	-	18.24
2019	25,364	13.84	-	43.70	1,005,702	2.02	31.35	-	31.35
2018	22,108	10.54	-	33.27	735,014	1.72	(12.72)	-	(4.49)

Fidelity® VIP Index 500 Portfolio Service Class

2022	14,169	35.79	-	35.79	507,099	1.41	(18.30)	-	(18.30)
2021	13,328	43.80	-	43.80	583,796	1.20	28.45	-	28.45
2020	12,411	34.10	-	34.10	423,226	1.71	18.13	-	18.13
2019	12,505	28.87	-	28.87	361,003	1.95	31.22	-	31.22
2018	11,086	22.00	-	22.00	243,923	1.88	(4.59)	-	(4.59)

Fidelity® VIP Investment Grade Bond Portfolio Initial Class

2022	19,937	10.38	-	19.27	358,077	2.29	(12.96)	-	(12.96)
2021	19,747	11.93	-	22.14	409,629	2.10	(0.61)	-	(0.61)
2020	17,787	12.00	-	22.28	375,465	2.21	9.39	-	9.39
2019	17,566	10.97	-	20.36	343,447	2.75	9.67	-	9.67
2018	18,524	10.00	-	18.57	332,472	2.56	(0.53)	-	1.40

Fidelity® VIP Mid Cap Portfolio Initial Class

2022	2,606	15.02	-	30.37	60,499	0.50	(14.74)	-	(14.74)
2021	2,324	17.62	-	35.62	69,479	0.62	25.60	-	25.60
2020	2,111	14.03	-	28.36	55,052	0.66	18.19	-	18.19
2019	2,710	11.87	-	24.00	61,699	0.91	23.45	-	23.45
2018	2,377	9.61	-	19.44	46,196	0.66	(14.54)	-	(6.09)

Fidelity® VIP Overseas Portfolio Initial Class

2022	12,924	12.28	-	28.89	343,280	1.11	(24.48)	-	(24.48)
2021	12,181	16.26	-	38.26	438,036	0.55	19.70	-	19.70
2020	11,844	13.58	-	31.96	370,751	0.45	15.61	-	15.61
2019	11,774	11.75	-	27.64	324,146	1.78	27.77	-	27.77
2018	11,716	9.20	-	21.64	253,205	1.60	(14.81)	-	(3.44)

Fidelity® VIP Real Estate Portfolio Initial Class

2022	3,341	11.28	-	20.26	53,268	1.45	(27.51)	-	(27.51)
2021	2,835	15.56	-	27.95	63,806	1.27	38.99	-	38.99
2020	2,479	11.20	-	20.11	42,475	2.42	(6.55)	-	(6.55)
2019	1,993	11.98	-	21.52	40,847	1.93	23.22	-	23.22
2018	1,532	9.72	-	17.47	26,652	3.25	(6.22)	-	(3.20)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Value Portfolio Initial Class (Fund launched on August 13, 2018)

2022	204	$ 16.39	-	$ 16.39	$3,339	1.43%	(4.11)	-	(4.11	) %
2021	141	17.09	-	17.09	2,402	2.35	30.16	-	30.16
2020	55	13.13	-	13.13	728	1.58	6.26	-	6.26
2019	19	12.36	-	12.36	233	3.78	32.13	-	32.13
2018	1	9.35	-	9.35	6	0.94	(5.51)	-	(5.51)

Fidelity® VIP Value Strategies Portfolio Initial Class

2022	487	31.65	-	31.65	15,429	1.15	(7.03)	-	(7.03)
2021	471	34.04	-	34.04	16,038	1.74	33.60	-	33.60
2020	368	25.48	-	25.48	9,384	1.38	8.26	-	8.26
2019	406	23.54	-	23.54	9,551	1.65	34.53	-	34.53
2018	387	17.50	-	17.50	6,768	0.99	(17.32)	-	(17.32)

Franklin Templeton Global Bond VIP Fund Class 1

2022	2,065	14.99	-	14.99	30,954	—	(4.85)	-	(4.85)
2021	2,018	15.75	-	15.75	31,793	—	(4.62)	-	(4.62)
2020	1,802	16.52	-	16.52	29,759	8.41	(5.07)	-	(5.07)
2019	1,684	17.40	-	17.40	29,305	7.04	2.26	-	2.26
2018	1,639	17.02	-	17.02	27,886	—	2.21	-	2.21

Franklin Templeton Income VIP Fund Class 1

2022	1,010	21.80	-	21.80	22,013	4.98	(5.24)	-	(5.24)
2021	1,365	23.00	-	23.00	31,408	4.69	17.00	-	17.00
2020	1,299	19.66	-	19.66	25,532	5.88	0.97	-	0.97
2019	1,159	19.47	-	19.47	22,569	5.29	16.42	-	16.42
2018	1,146	16.72	-	16.72	19,168	4.91	(4.09)	-	(4.09)

Franklin Templeton Mutual Global Discovery VIP Fund Class 1

2022	195	22.31	-	22.31	4,357	1.64	(4.52)	-	(4.52)
2021	201	23.36	-	23.36	4,690	2.74	19.43	-	19.43
2020	215	19.56	-	19.56	4,203	2.54	(4.22)	-	(4.22)
2019	207	20.42	-	20.42	4,221	1.81	24.71	-	24.71
2018	254	16.38	-	16.38	4,177	2.74	(11.01)	-	(11.01)

Franklin Templeton Mutual Shares VIP Fund Class 1

2022	200	20.90	-	20.90	4,183	2.18	(7.15)	-	(7.15)
2021	195	22.51	-	22.51	4,392	3.15	19.52	-	19.52
2020	188	18.83	-	18.83	3,534	3.28	(4.85)	-	(4.85)
2019	159	19.79	-	19.79	3,147	2.13	22.92	-	22.92
2018	164	16.10	-	16.10	2,635	2.93	(8.86)	-	(8.86)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Franklin Templeton Small Cap Value VIP Fund Class 1

2022	1,887	$ 30.66	-	$ 30.66	$57,873	1.26%	(9.82)	-	(9.82	) %
2021	2,320	34.00	-	34.00	78,885	1.14	25.67	-	25.67
2020	2,368	27.05	-	27.05	64,069	1.65	5.41	-	5.41
2019	2,126	25.67	-	25.67	54,575	1.28	26.72	-	26.72
2018	2,031	20.25	-	20.25	41,140	1.12	(12.69)	-	(12.69)

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

2022	910	31.38	-	31.38	28,559	—	(33.52)	-	(33.52)
2021	896	47.21	-	47.21	42,317	—	10.25	-	10.25
2020	890	42.82	-	42.82	38,111	—	55.52	-	55.52
2019	871	27.53	-	27.53	23,990	—	31.80	-	31.80
2018	902	20.89	-	20.89	18,855	—	(5.15)	-	(5.15)

Franklin Templeton Strategic Income VIP Fund Class 1

2022	993	16.51	-	16.51	16,393	4.38	(10.46)	-	(10.46)
2021	939	18.44	-	18.44	17,310	3.47	2.28	-	2.28
2020	854	18.02	-	18.02	15,394	5.04	3.75	-	3.75
2019	789	17.37	-	17.37	13,705	5.31	8.41	-	8.41
2018	727	16.03	-	16.03	11,647	2.86	(1.91)	-	(1.91)

Franklin Templeton U.S. Government Securities VIP Fund Class 1

2022	1,197	12.81	-	12.81	15,334	2.60	(9.50)	-	(9.50)
2021	1,212	14.16	-	14.16	17,156	2.63	(1.62)	-	(1.62)
2020	1,173	14.39	-	14.39	16,885	3.70	4.08	-	4.08
2019	1,228	13.82	-	13.82	16,980	3.08	5.47	-	5.47
2018	1,214	13.11	-	13.11	15,919	2.92	0.60	-	0.60

Guggenheim VT U.S. Long Short Equity Fund

2022	1,284	27.83	-	27.83	35,733	0.47	(14.39)	-	(14.39)
2021	1,256	32.51	-	32.51	40,843	0.66	23.80	-	23.80
2020	1,225	26.26	-	26.26	32,158	0.85	4.93	-	4.93
2019	1,188	25.03	-	25.03	29,722	0.57	5.54	-	5.54
2018	1,173	23.71	-	23.71	27,804	—	(12.94)	-	(12.94)

Invesco Oppenheimer V.I. Intl. Growth Fund Series I

2022	4,005	16.32	-	53.75	121,665	—	(27.13)	-	(27.13)
2021	3,783	22.39	-	73.76	158,980	—	10.22	-	10.22
2020	3,701	20.32	-	66.92	142,972	0.96	21.50	-	21.50
2019	3,874	16.72	-	55.08	119,649	1.06	28.60	-	28.60
2018	3,977	13.00	-	42.83	97,297	0.87	(19.42)	-	(19.42)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. American Franchise

2022	10,512	$ 29.31	-	$ 29.31	$308,123	— %	(31.11)	-	(31.11	) %
2021	10,517	42.55	-	42.55	447,481	—	11.93	-	11.93
2020	11,261	38.01	-	38.01	428,077	0.07	42.35	-	42.35
2019	11,489	26.70	-	26.70	306,800	—	36.76	-	36.76
2018	12,185	19.53	-	19.53	237,934	—	(3.62)	-	(3.62)

Invesco V.I. American Value (On April 30, 2021 Invesco V.I. Value Opportunity was merged into Invesco V.I. American Value)

2022	2,650	15.25	-	46.25	110,577	0.77	(2.61)	-	(2.61)
2021	2,640	15.66	-	47.49	115,801	0.43	5.29	-	27.95
2020	289	12.24	-	23.03	5,870	0.92	1.12	-	1.12
2019	243	12.10	-	22.78	5,338	0.73	14.61	-	25.03
2018	224	18.22	-	18.22	4,102	0.47	(12.65)	-	(12.65)

Invesco V.I. Conservative Balanced Fund - Series I

2022	1,894	15.15	-	15.15	28,682	1.40	(16.85)	-	(16.85)
2021	1,776	18.22	-	18.22	32,355	1.59	10.63	-	10.63
2020	1,588	16.47	-	16.47	26,142	2.21	14.86	-	14.86
2019	1,395	14.34	-	14.34	19,998	2.25	17.51	-	17.51
2018	1,295	12.20	-	12.20	15,796	1.82	(5.32)	-	(5.32)

Invesco V.I. Core Bond Fund - Series I (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I. Core Plus Bond Fund - Series I)

2022	—	10.96	-	10.96	—	3.22	(9.30)	-	(9.30)
2021	886	12.14	-	12.14	10,754	2.22	(1.65)	-	(1.65)
2020	807	12.34	-	12.34	9,966	3.24	9.71	-	9.71
2019	761	11.25	-	11.25	8,559	3.46	9.53	-	9.53
2018	781	10.27	-	10.27	8,014	3.31	(1.02)	-	(1.02)

Invesco V.I. Core Equity

2022	976	29.27	-	29.27	28,561	0.94	(20.55)	-	(20.55)
2021	960	36.84	-	36.84	35,358	0.68	27.74	-	27.74
2020	936	28.84	-	28.84	26,992	1.42	13.85	-	13.85
2019	1,035	25.33	-	25.33	26,217	0.97	28.96	-	28.96
2018	1,034	19.64	-	19.64	20,303	0.92	(9.39)	-	(9.39)

Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I. Core Plus Bond Fund - Series I)

2022	1,088	9.52	-	9.52	10,359	0.60	(4.80)	-	(4.80)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Discovery Mid Cap Growth Fund - Series I

2022	7,909	$12.19	-	$40.23	$281,368	— %	(30.98)	-	(30.98	) %
2021	7,367	17.66	-	58.29	394,137	—	19.10	-	19.10
2020	6,859	14.83	-	48.94	334,689	0.03	40.69	-	51.42
2019	5,193	34.79	-	34.79	180,652	—	39.36	-	39.36
2018	5,227	24.96	-	24.96	130,479	—	(6.08)	-	(6.08)

Invesco V.I. Diversified Dividend Fund Series I (Fund launched on August 13, 2018)

2022	275	14.17	-	14.17	3,900	2.49	(1.68)	-	(1.68)
2021	113	14.42	-	14.42	1,628	2.70	18.89	-	18.89
2020	33	12.13	-	12.13	402	4.48	0.14	-	0.14
2019	5	12.11	-	12.11	62	—	2.75	-	2.75

Invesco V.I. EQV International Equity Fund - Series I (Fund launched on August 13, 2018)

2022	666	11.52	-	11.52	7,675	2.00	(18.31)	-	(18.31)
2021	438	14.10	-	14.10	6,173	1.55	5.89	-	5.89
2020	222	13.32	-	13.32	2,953	3.37	14.00	-	14.00
2019	49	11.68	-	11.68	571	2.30	28.57	-	28.57
2018	7	9.09	-	9.09	68	—	(5.42)	-	(5.42)

Invesco V.I. Global Fund - Series I

2022	853	23.97	-	23.97	20,446	—	(31.76)	-	(31.76)
2021	748	35.12	-	35.12	26,280	—	15.49	-	15.49
2020	733	30.41	-	30.41	22,286	0.71	27.64	-	27.64
2019	759	23.83	-	23.83	18,080	0.88	31.79	-	31.79
2018	827	18.08	-	18.08	14,953	0.99	(13.18)	-	(13.18)

Invesco V.I. Global Fund - Series II

2022	11,200	36.87	-	36.87	412,935	—	(31.94)	-	(31.94)
2021	10,671	54.17	-	54.17	578,023	—	15.17	-	15.17
2020	10,940	47.03	-	47.03	514,519	0.45	27.34	-	27.34
2019	11,363	36.94	-	36.94	419,678	0.64	31.45	-	31.45
2018	12,850	28.10	-	28.10	361,052	0.77	(13.39)	-	(13.39)

Invesco V.I. Global Strategic Income Fund - Series I

2022	561	13.85	-	13.85	7,771	—	(11.46)	-	(11.46)
2021	546	15.64	-	15.64	8,533	4.89	(3.41)	-	(3.41)
2020	446	16.19	-	16.19	7,218	5.80	3.40	-	3.40
2019	435	15.66	-	15.66	6,812	3.96	10.80	-	10.80
2018	411	14.13	-	14.13	5,811	5.09	(4.40)	-	(4.40)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Government Securities

2022	4,360	$ 11.43	-	$ 11.43	$49,826	2.02%	(10.29)	-	(10.29	) %
2021	4,376	12.74	-	12.74	55,747	2.42	(2.27)	-	(2.27)
2020	4,130	13.03	-	13.03	53,834	2.48	6.27	-	6.27
2019	4,006	12.27	-	12.27	49,129	2.54	6.07	-	6.07
2018	3,787	11.56	-	11.56	43,791	2.11	0.56	-	0.56

Invesco V.I. Growth and Income Fund Series I

2022	7,277	29.07	-	57.21	390,603	1.69	(5.75)	-	(5.75)
2021	7,223	30.84	-	60.70	411,238	1.57	28.51	-	28.51
2020	7,487	24.00	-	47.24	330,809	2.41	2.09	-	2.09
2019	6,835	23.51	-	46.27	296,452	1.83	25.19	-	25.19
2018	7,113	18.78	-	36.96	248,453	2.05	(13.38)	-	(13.38)

Invesco V.I. High Yield

2022	5,166	10.91	-	15.06	66,111	4.80	(9.55)	-	(9.55)
2021	4,653	12.06	-	16.65	67,471	5.35	4.38	-	4.38
2020	3,039	11.56	-	15.95	45,314	6.38	3.32	-	3.32
2019	2,374	11.18	-	15.44	36,027	5.91	3.30	-	13.51
2018	2,184	13.60	-	13.60	29,707	5.12	(3.35)	-	(3.35)

Invesco V.I. Main Street Fund® - Series I

2022	760	15.41	-	15.41	11,702	1.49	(20.13)	-	(20.13)
2021	773	19.29	-	19.29	14,918	0.73	27.57	-	27.57
2020	757	15.12	-	15.12	11,447	1.54	13.94	-	13.94
2019	750	13.27	-	13.27	9,949	1.05	32.08	-	32.08
2018	875	10.05	-	10.05	8,780	1.16	(7.89)	-	(7.89)

Invesco V.I. Main Street Mid Cap Fund - Series I

2022	3,658	34.15	-	34.15	124,912	0.37	(14.26)	-	(14.26)
2021	3,560	39.83	-	39.83	141,788	0.46	23.24	-	23.24
2020	3,514	32.32	-	32.32	113,561	0.73	9.25	-	9.25
2019	3,740	29.58	-	29.58	110,630	0.51	25.28	-	25.28
2018	4,137	23.61	-	23.61	97,674	0.51	(11.35)	-	(11.35)

Invesco V.I. Main Street Small Cap Fund® - Series I

2022	11,768	35.62	-	77.94	884,933	0.54	(15.83)	-	(15.83)
2021	11,815	42.33	-	92.61	1,055,046	0.37	22.55	-	22.55
2020	12,739	34.54	-	75.57	922,320	0.66	19.93	-	19.93
2019	12,926	28.80	-	63.01	758,505	0.20	26.47	-	26.47
2018	12,875	22.77	-	49.82	612,383	0.30	(10.32)	-	(10.32)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. Value Opportunity (On April 30, 2021 Invesco V.I. Value Opportunity was merged with Invesco V.I American Value)

2022	—	$ —	-	$ —	$—	—%	—	-	—%
2021	—	15.96	-	29.46	—	0.81	28.50	-	28.50
2020	3,828	12.42	-	22.93	87,496	0.43	5.46	-	59.18
2019	3,466	21.74	-	21.74	75,354	0.25	30.61	-	30.61
2018	3,635	16.65	-	16.65	60,518	0.33	(19.18)	-	(19.18)

Janus Henderson Balanced Portfolio Institutional Shares

2022	881	14.94	-	29.50	22,201	1.27	(16.40)	-	(16.40)
2021	830	17.87	-	35.28	26,480	0.92	17.20	-	17.20
2020	718	15.25	-	30.11	20,458	1.74	14.31	-	14.31
2019	990	13.34	-	26.34	25,669	1.96	22.59	-	22.59
2018	1,031	10.88	-	21.48	22,146	2.17	(2.54)	-	0.68

Janus Henderson Balanced Portfolio Service Shares

2022	10,438	47.52	-	47.52	495,992	0.97	(16.62)	-	(16.62)
2021	10,977	56.99	-	56.99	625,586	0.68	16.91	-	16.91
2020	10,707	48.75	-	48.75	521,948	1.52	14.03	-	14.03
2019	10,506	42.75	-	42.75	449,125	1.64	22.27	-	22.27
2018	11,015	34.96	-	34.96	385,126	1.78	0.43	-	0.43

Janus Henderson Enterprise Portfolio Institutional Shares

2022	1,229	17.67	-	41.12	48,986	0.17	(15.94)	-	(15.94)
2021	1,266	21.02	-	48.92	60,006	0.27	16.83	-	16.83
2020	1,201	17.99	-	41.87	50,244	0.06	19.47	-	19.56
2019	1,644	35.04	-	35.04	57,604	0.21	35.48	-	35.48
2018	1,021	25.87	-	25.87	26,417	0.23	(0.41)	-	(0.41)

Janus Henderson Flexible Bond Portfolio Institutional Shares

2022	2,681	10.30	-	16.69	34,092	2.54	(13.66)	-	(13.66)
2021	2,339	11.93	-	19.33	35,583	2.13	(0.90)	-	(0.90)
2020	1,368	12.03	-	19.50	24,447	2.94	10.48	-	10.48
2019	1,150	10.89	-	17.65	20,021	3.34	1.94	-	9.57
2018	1,127	16.11	-	16.11	18,167	3.17	(1.00)	-	(1.00)

Janus Henderson Forty Portfolio Institutional Shares

2022	2,231	17.28	-	66.70	133,106	0.20	(33.55)	-	(33.55)
2021	2,120	26.01	-	100.38	193,353	—	22.90	-	22.90
2020	2,086	21.17	-	81.68	157,340	0.27	39.40	-	39.40
2019	2,141	15.18	-	58.59	119,628	0.15	6.05	-	37.16
2018	2,599	21.44	-	42.72	106,205	—	1.98	-	1.98

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares

2022	2,779	$ 18.80	-	$ 54.69	$74,449	— %	(36.95)	-	(36.95	) %
2021	2,049	29.82	-	86.75	91,036	0.18	18.01	-	18.01
2020	1,100	25.27	-	73.50	54,363	—	51.20	-	51.20
2019	1,012	16.71	-	48.62	42,439	—	45.17	-	45.17
2018	598	11.51	-	33.49	19,843	—	(1.60)	-	1.19

Janus Henderson Global Research Portfolio Service Shares

2022	1,441	40.48	-	40.48	58,320	0.90	(19.61)	-	(19.61)
2021	1,408	50.36	-	50.36	70,877	0.37	17.80	-	17.80
2020	1,385	42.75	-	42.75	59,219	0.55	19.76	-	19.76
2019	1,670	35.69	-	35.69	59,625	0.87	28.71	-	28.71
2018	1,631	27.73	-	27.73	45,232	0.99	(7.08)	-	(7.08)

Janus Henderson Mid Cap Value Portfolio Institutional Shares

2022	1,566	13.80	-	26.97	23,970	1.35	(5.56)	-	(5.56)
2021	1,387	14.62	-	28.55	22,543	0.49	19.73	-	19.73
2020	1,030	12.21	-	23.85	14,870	1.17	(0.92)	-	(0.92)
2019	783	12.32	-	24.07	16,323	1.24	30.35	-	30.35
2018	519	9.45	-	18.47	9,591	1.09	(13.63)	-	(5.57)

Janus Henderson Mid Cap Value Portfolio Service Shares

2022	4,618	40.73	-	40.73	188,086	1.17	(5.77)	-	(5.77)
2021	4,671	43.22	-	43.22	201,900	0.31	19.42	-	19.42
2020	4,684	36.19	-	36.19	169,520	1.10	(1.21)	-	(1.21)
2019	4,313	36.64	-	36.64	158,004	1.02	30.05	-	30.05
2018	4,580	28.17	-	28.17	128,996	0.89	(13.82)	-	(13.82)

Janus Henderson Overseas Portfolio Institutional Shares

2022	3,075	11.98	-	11.98	36,840	1.79	(8.60)	-	(8.60)
2021	2,860	13.11	-	13.11	37,492	1.14	13.58	-	13.58
2020	3,140	11.54	-	11.54	36,236	1.38	16.30	-	16.30
2019	4,583	9.92	-	9.92	45,474	1.98	27.02	-	27.02
2018	3,153	7.81	-	7.81	24,635	1.66	(14.94)	-	(14.94)

Janus Henderson Overseas Portfolio Service Shares

2022	7,847	11.62	-	11.62	91,210	1.73	(8.84)	-	(8.84)
2021	7,052	12.75	-	12.75	89,917	1.02	13.29	-	13.29
2020	8,565	11.25	-	11.25	96,397	1.21	16.02	-	16.02
2019	9,759	9.70	-	9.70	94,661	1.85	26.71	-	26.71
2018	10,334	7.66	-	7.66	79,103	1.66	(15.14)	-	(15.14)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Research Portfolio Institutional Shares (Fund launched on August 13, 2018)
2022	57	$ 16.25	-	$ 16.25	$932	0.21%	(29.89)	-	(29.89	) %
2021	63	23.18	-	23.18	1,467	0.10	20.33	-	20.33
2020	7	19.27	-	19.27	135	0.37	32.95	-	32.95
2019	29	14.49	-	14.49	427	0.66	20.15	-	20.15

Lazard Retirement Emerging Markets Equity Portfolio

2022	457	54.52	-	54.52	24,892	3.50	(15.12)	-	(15.12)
2021	408	64.22	-	64.22	26,222	1.89	5.47	-	5.47
2020	390	60.90	-	60.90	23,772	2.30	(1.27)	-	(1.27)
2019	517	61.68	-	61.68	31,861	0.91	18.14	-	18.14
2018	475	52.21	-	52.21	24,769	1.70	(18.56)	-	(18.56)

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

2022	5,138	42.20	-	42.20	216,840	1.35	(6.43)	-	(6.43)
2021	5,161	45.10		45.10	232,774	1.06	26.21	-	26.21
2020	5,262	35.73		35.73	188,030	1.48	5.25	-	5.25
2019	5,001	33.95		33.95	169,789	1.75	28.88	-	28.88
2018	5,738	26.34		26.34	151,145	1.56	(8.87)	-	(8.87)

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I

2022	4,916	24.18	-	24.18	118,886	6.82	(13.72)	-	(13.72)
2021	4,836	28.03	-	28.03	135,535	4.62	1.33	-	1.33
2020	4,498	27.66	-	27.66	124,411	4.21	7.32	-	7.32
2019	4,401	25.78	-	25.78	113,450	5.16	14.39	-	14.39
2018	4,783	22.53	-	22.53	107,796	5.35	(3.92)	-	(3.92)

MFS® High Yield Portfolio Initial Class

2022	4,608	13.47	-	13.47	62,064	5.51	(10.51)	-	(10.51)
2021	4,707	15.05	-	15.05	70,840	5.06	3.49	-	3.49
2020	4,404	14.54	-	14.54	64,051	5.56	5.09	-	5.09
2019	4,423	13.84	-	13.84	61,211	5.74	14.81	-	14.81
2018	4,443	12.06	-	12.06	53,555	5.57	(3.08)	-	(3.08)

MFS® Investors Trust Series Initial Class

2022	428	47.00	-	47.00	20,093	0.56	(16.49)	-	(16.49)
2021	676	56.28	-	56.28	38,017	0.63	26.81	-	26.81
2020	671	44.38	-	44.38	29,781	0.65	13.87	-	13.87
2019	672	38.97	-	38.97	26,185	0.70	31.58	-	31.58
2018	664	29.62	-	29.62	19,653	0.64	(5.49)	-	(5.49)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

MFS® Mass. Investors Growth Stock Portfolio Initial Class

2022	4,086	$ 23.62	-	$ 23.62	$96,488	0.11%	(19.26)	-	(19.26	) %
2021	4,085	29.25	-	29.25	119,473	0.24	25.97	-	25.97
2020	4,687	23.22	-	23.22	108,829	0.46	22.53	-	22.53
2019	4,799	18.95	-	18.95	90,949	0.59	39.95	-	39.95
2018	4,820	13.54	-	13.54	65,261	0.58	0.81	-	0.81

MFS® New Discovery Series Initial Class

2022	2,587	83.30	-	83.30	215,507	—	(29.76)	-	(29.76)
2021	2,547	118.59	-	118.59	302,099	—	1.80	-	1.80
2020	3,124	116.49	-	116.49	363,909	—	45.89	-	45.89
2019	3,097	79.85	-	79.85	247,271	—	41.70	-	41.70
2018	3,372	56.35	-	56.35	190,039	—	(1.48)	-	(1.48)

MFS® Total Return Series Initial Class

2022	3,604	43.69	-	43.69	157,442	1.73	(9.58)	-	(9.58)
2021	3,558	48.32	-	48.32	171,913	1.82	14.12	-	14.12
2020	3,440	42.34	-	42.34	145,664	2.31	9.81	-	9.81
2019	3,303	38.56	-	38.56	127,341	2.38	20.38	-	20.38
2018	3,284	32.03	-	32.03	105,200	2.24	(5.61)	-	(5.61)

MFS® Utilities Series Initial Class

2022	1,033	93.39	-	93.39	96,471	2.41	0.76	-	0.76
2021	1,079	92.69	-	92.69	100,030	1.76	14.09	-	14.09
2020	1,068	81.24	-	81.24	86,768	2.55	5.90	-	5.90
2019	1,112	76.72	-	76.72	85,324	4.05	25.07	-	25.07
2018	1,121	61.34	-	61.34	68,744	1.11	1.06	-	1.06

MFS® Value Series Initial Class

2022	1,607	48.05	-	48.05	77,232	1.41	(5.91)	-	(5.91)
2021	1,632	51.07	-	51.07	83,350	1.35	25.45	-	25.45
2020	1,629	40.71	-	40.71	66,316	1.49	3.48	-	3.48
2019	1,973	39.34	-	39.34	77,630	2.02	29.80	-	29.80
2018	2,162	30.31	-	30.31	65,550	1.58	(10.09)	-	(10.09)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

2022	2,683	9.69	-	9.69	26,001	0.43	(25.08)	-	(25.08)
2021	2,407	12.94	-	12.94	31,143	0.81	2.99	-	2.99
2020	2,310	12.56	-	12.56	29,014	1.43	14.44	-	14.44
2019	2,020	10.98	-	10.98	22,171	1.05	19.59	-	19.59
2018	2,137	9.18	-	9.18	19,611	0.45	(17.47)	-	(17.47)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Morgan Stanley VIF Growth Portfolio Class I

2022	2,211	$ 36.30	-	$ 56.26	$107,970	— %	(60.07)	-	(60.07	) %
2021	1,715	90.90	-	140.88	220,261	—	0.10	-	0.10
2020	1,726	90.80	-	140.74	225,517	—	117.31	-	117.31
2019	2,144	41.79	-	64.76	126,470	—	31.81	-	31.81
2018	2,288	31.70	-	49.14	105,770	—	7.54	-	7.54

Morgan Stanley VIF U.S. Real Estate Portfolio Class I

2022	2,781	45.21	-	45.21	125,714	1.23	(27.05)	-	(27.05)
2021	2,732	61.98	-	61.98	169,299	2.07	39.80	-	39.80
2020	2,678	44.33	-	44.33	118,717	2.90	(16.85)	-	(16.85)
2019	2,708	53.32	-	53.32	144,392	1.89	18.94	-	18.94
2018	2,769	44.83	-	44.83	124,100	2.77	(7.71)	-	(7.71)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

2022	32,698	13.83	-	21.61	602,631	1.87	(12.92)	-	(12.92)
2021	28,712	15.88	-	24.82	639,629	1.37	18.60	-	18.60
2020	24,867	13.39	-	20.93	495,840	2.28	10.34	-	10.34
2019	20,950	12.14	-	29.37	391,038	1.90	22.44	-	22.44
2018	19,479	9.91	-	23.99	301,592	1.70	(9.17)	-	(6.59)

Morningstar Balanced ETF Asset Allocation Portfolio Class I

2022	27,594	12.29	-	18.75	454,941	2.18	(12.60)	-	(12.60)
2021	23,803	14.06	-	21.46	469,957	1.72	11.00	-	11.00
2020	20,226	12.67	-	19.33	373,956	2.47	9.41	-	9.41
2019	18,565	11.58	-	23.30	322,243	2.15	8.28	-	16.57
2018	21,947	15.16	-	19.99	332,610	2.27	(6.02)	-	(6.02)

Morningstar Conservative ETF Asset Allocation Portfolio Class I

2022	4,231	10.60	-	14.35	60,075	1.82	(11.61)	-	(11.61)
2021	4,737	11.99	-	16.24	76,471	1.72	0.28	-	2.51
2020	4,221	15.84	-	15.84	66,860	2.06	6.80	-	6.80
2019	4,258	14.83	-	16.04	63,151	2.18	9.75	-	9.75
2018	4,304	13.51	-	14.61	58,170	2.44	(2.09)	-	(2.09)

Morningstar Growth ETF Asset Allocation Portfolio Class I

2022	65,290	13.16	-	29.94	1,165,824	1.95	(12.96)	-	(12.96)
2021	56,597	15.12	-	34.40	1,194,438	1.55	15.09	-	15.09
2020	47,038	13.14	-	29.89	898,991	2.45	10.26	-	10.26
2019	40,620	11.92	-	27.11	717,516	2.15	20.14	-	20.14
2018	35,172	9.92	-	22.57	526,414	1.88	(7.85)	-	(6.54)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

2022	12,282	$ 11.47	-	$ 16.49	$194,587	2.28%	(12.31)	-	(12.31	) %
2021	11,498	13.08	-	18.81	210,955	1.91	6.66	-	6.66
2020	9,770	12.26	-	17.63	170,169	2.71	8.73	-	8.73
2019	8,574	11.28	-	19.30	137,616	2.06	6.69	-	13.19
2018	10,287	14.33	-	17.05	147,394	2.69	(3.99)	-	(3.99)

PIMCO VIT Int. Bond Portfolio U.S. Dollar-Hedged Admin. Shares

2022	2,351	23.12	-	23.12	54,374	1.50	(10.15)	-	(10.15)
2021	2,251	25.74	-	25.74	57,936	1.59	(1.96)	-	(1.96)
2020	2,152	26.25	-	26.25	56,503	5.92	5.56	-	5.56
2019	2,042	24.87	-	24.87	50,788	1.77	7.01	-	7.01
2018	2,010	23.24	-	23.24	46,711	1.32	2.12	-	2.12

PIMCO VIT Real Return Portfolio Admin. Shares

2022	8,024	19.51	-	19.51	156,513	6.99	(11.90)	-	(11.90)
2021	8,489	22.14	-	22.14	187,972	5.01	5.59	-	5.59
2020	7,589	20.97	-	20.97	159,150	1.43	11.71	-	11.71
2019	7,425	18.77	-	18.77	139,372	1.68	8.44	-	8.44
2018	7,497	17.31	-	17.31	129,776	2.46	(2.20)	-	(2.20)

PIMCO VIT Total Return Portfolio Admin. Shares

2022	12,891	21.84	-	21.84	281,567	2.62	(14.30)	-	(14.30)
2021	12,457	25.49	-	25.49	317,478	1.82	(1.27)	-	(1.27)
2020	11,401	25.81	-	25.81	294,290	2.12	8.65	-	8.65
2019	11,435	23.76	-	23.76	271,687	3.01	8.36	-	8.36
2018	11,733	21.93	-	21.93	257,247	2.55	(0.53)	-	(0.53)

Putnam VT High Yield Fund Class IA

2022	2,587	34.44	-	34.44	89,119	5.27	(11.37)	-	(11.37)
2021	2,511	38.86	-	38.86	97,581	4.78	5.20	-	5.20
2020	2,379	36.94	-	36.94	87,899	5.68	5.50	-	5.50
2019	2,438	35.02	-	35.02	85,386	5.86	14.55	-	14.55
2018	2,386	30.57	-	30.57	72,919	5.83	(3.59)	-	(3.59)

Putnam VT International Value Fund Class IA

2022	1,121	34.09	-	34.09	38,209	2.09	(6.70)	-	(6.70)
2021	1,032	36.54	-	36.54	37,706	2.11	15.28	-	15.28
2020	984	31.70	-	31.70	31,176	2.87	4.23	-	4.23
2019	1,103	30.41	-	30.41	33,551	2.82	20.44	-	20.44
2018	1,041	25.25	-	25.25	26,266	2.21	(17.38)	-	(17.38)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

T. Rowe Price Blue Chip Growth Portfolio I

2022	4,884	$ 49.28	-	$ 49.28	$240,639	— %	(38.50)	-	(38.50	) %
2021	4,866	80.12	-	80.12	389,897	—	17.62	-	17.62
2020	5,073	68.12	-	68.12	345,579	—	34.28	-	34.28
2019	5,605	50.73	-	50.73	284,364	—	29.89	-	29.89
2018	7,154	39.06	-	39.06	279,421	—	1.92	-	1.92

T. Rowe Price Equity Income Portfolio I

2022	10,573	55.77	-	55.77	589,700	1.87	(3.34)	-	(3.34)
2021	10,764	57.70	-	57.70	621,076	1.58	25.55	-	25.55
2020	11,424	45.96	-	45.96	525,020	2.35	1.18	-	1.18
2019	11,383	45.42	-	45.42	517,012	2.33	26.40	-	26.40
2018	11,974	35.93	-	35.93	430,276	2.03	(9.50)	-	(9.50)

VanEck VIP Emerging Markets Fund Initial Class

2022	3,360	33.57	-	33.57	112,770	0.29	(24.37)	-	(24.37)
2021	3,013	44.38	-	44.38	133,721	0.92	(11.87)	-	(11.87)
2020	3,130	50.36	-	50.36	157,637	2.05	17.25	-	17.25
2019	3,167	42.95	-	42.95	136,013	0.47	30.60	-	30.60
2018	3,462	32.89	-	32.89	113,849	0.28	(23.49)	-	(23.49)

VanEck VIP Global Resources Fund - Initial Class

2022	2,763	34.01	-	34.01	93,977	1.67	8.39	-	8.39
2021	2,969	31.37	-	31.37	93,164	0.42	18.92	-	18.92
2020	2,816	26.38	-	26.38	74,290	0.99	19.11	-	19.11
2019	2,246	22.15	-	22.15	49,749	—	11.87	-	11.87
2018	1,979	19.80	-	19.80	39,193	—	(28.28)	-	(28.28)

PART C

OTHER INFORMATION

Item 30. EXHIBITS

(a)

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August 1, 1996./1

(2) Board of Directors Resolution approving plan of merger – ALNY /7

(3) Board of Directors Resolution approving plan of merger – WRNY /7

(b)	Not Applicable
(c)	(i) Form of Principal Underwriting Agreement. /2

(ii)   Amendment to Amended and Restated Principal Underwriting Agreement /7

(iii)  Form of Selling Agreement. /2

(iv)  Form of Schedule of Sales Commissions. /2

(d)	Form of the FutureVest Flexible Premium Variable Adjustable Life Policy and Riders. /5

(e)	Form of Application for the FutureVest Flexible Premium Variable Adjustable Life Policy /3

(f)	Amended and Restated Charter of Wilton Reassurance Life Company of New York /7

(g)	Contracts of Reinsurance

(1) Amended and Restated Reinsurance Agreement by and between Allstate Assurance Company and Swiss Re Life & Health America Inc. /5

(2) Amended and Restated Reinsurance Agreement by and between Allstate Assurance Company and RGA Reinsurance Company. /5

(h)	Fund Participation Agreements:

(1)	Participation Agreement between The Alger American Fund and Allstate Life Insurance Company of New York /1

(2)	Participation Agreement between AIM Variable Insurance Funds (Invesco Variable Insurance Products) and Allstate Life Insurance Company of New York /1

(3)	Participation Agreement between ALPS Variable Investment Trust and Allstate Life Insurance Company of New York /4

(4)	Participation Agreement between Fidelity(R) Variable Insurance Products and Allstate Life Insurance Company of New York /4

(5)	Participation Agreement between Janus Aspen Series and Allstate Life Insurance Company of New York /1

(i)

(1)	Administrative Contracts - Service Agreement among Allstate Life Insurance Company of New York, Intramerica Life Insurance Company and Wilton Re Services, Inc., effective October 1, 2021 /7

(j)	Other Material Contracts - Not Applicable

(k)	Opinion and Consent of Counsel /7

(l)	(1) Actuarial Opinion and Consent /3

(2)	Actuarial Opinion and Consent /7

(m)	Sample Calculation /3

(n)	Other Consents:

(1)	Consent of Independent Auditor (filed herewith)

(2)	Consent of Independent Registered Public Accounting Firm (filed herewith)

(o)	Omitted Financial Statements - Not Applicable

(p)	Initial Capital Arrangements - Not Applicable

(q)	Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii). /3

(r)	Form of Initial Summary Prospectuses /6

(99)(a) Power of Attorney Fleitz, Ponomarev, Braun, Sheefel, Lash, Schreiner, Overbeeke, Quinn, Deutsch, Sarlitto, Fahr /7

(99)(b) Power of Attorney Dwyer, Moser /8

(99)(c) Power of Attorney Fleitz, Ponomarev / 9

(99)(d) Resolution of Board of Directors authorizing Chief Executive Officer to sign on Wilton Reassurance Life Company of New York’s behalf pursuant to power of attorney /10

(99)(e) Power of Attorney Mak, Treglia, Evans /10

/1 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

/2 Incorporated by reference from Pre-Effective Amendment No.  1 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-100935, dated June 30, 2003.

/3 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 3, 2016 (File No. 333-214404).

/4 Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 25, 2008 (File No.  333-148225, 811-21250).

/5 Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement of Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed March 17, 2017 (File No. 333-214404, 811-21250).

/6 Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 29, 2021 (File No.  333-214404, 811-20788538).

/7 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-214404).

/8 Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed February 10, 2022 (File No.  333-260638, 811-21250).

/9 Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Allstate Life of New York Separate Account A (File No. 333-265668) filed July 27, 2022.

/10 Incorporated by reference from Registration Statement on Form S-1 Wilton Reassurance Life Company of New York filed April 11, 2023.

Item 31. EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Wilton Reassurance Life Company of New York is 20 Glover Avenue, 4th Floor, Norwalk, CT 06850.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT

Dmitri Ponomarev	Chairman of the Board of Directors
Michael E. Fleitz	Director, Senior Advisor
Perry H. Braun	Director, Senior Vice President, Chief Investment Officer
Scott Sheefel	Director, President and Chief Executive Officer
Steven D. Lash	Director, Senior Vice President, Group Chief Financial Officer
Susan Moser	Director
David Overbeeke*	Director
John J. Quinn*	Director
James R. Dwyer*	Director
Lauren Mak	Senior Vice President, Chief Financial Officer
Enrico Treglia	Senior Vice President, Group Chief Operating Officer
Robert Buckner	Vice President, Valuation Actuary
James Evans	Vice President, Controller
Cathleen Manka	Tax Director
James Conway***	Illustration Actuary
Patricia Harrigan	Secretary
Jaime Merritt	Assistant Secretary
Craig Mills	Assistant Secretary
Karen Carpenter **	Chief Compliance Officer – Separate Accounts
Brent McGroarty	Chief Operating Officer
Craig Peppard ^	Chief Information Security Officer
Michael Khoury***	Claims Officer
Brandie Ray***	Claims Officer
Cindy Sumner***	Claims Officer

Individuals marked with an * are outside directors whose address is c/o WRNY, 800 Westchester Avenue, Suite 641 N, Rye Brook, NY 10573. The principal business address for the individual marked with ** is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411. The principal business address for individuals marked with *** is 900 Washington Ave., Waco, TX 76701. The principal business address for the individual marked with ^ is 5000 Yonge Street, Ontario M2N 7J8 Canada.

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Item 33: INDEMNIFICATION

The Amended and Restated Charter of Wilton Reassurance Life Company of New York (Depositor) provide for the indemnification of its directors against damages for breach of duty as a director, so long as such person acts or omissions were not in bad faith or involve intentional misconduct or acts or omissions that such person know or reasonable should have known violated the Insurance law or that constituted a knowing violation of any other law that such person personally gain in fact a financial profit or other advantage to which such person was not legally entitled.

Under the terms of the underwriting agreement, the Depositor agrees to indemnify the Distributor for any act or omission in the course of or in connection with rendering services under the underwriting agreement or arising out of the purchase , retention or surrender of a contract; provided however that the company will not indemnify Distributor for any such liability that results from the willful misfeasance, bad faith or gross negligence of Distributors or from the reckless disregard by Distributors of its duties and obligations arising under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS

Everlake Distributors, LLC , f/k/a Allstate Distributors, L.L.C., (“Everlake”) serves as principal underwriter of the Policies.

In addition to Wilton Reassurance Life Co of New York Variable Life Separate Account A, Everlake serves as the principal distributor of certain life insurance policies and the following separate accounts:

●	Wilton Reassurance Life Co of New York Separate Account A

●	Wilton Reassurance Life Co of New York Variable Annuity Account

●	Everlake Assurance Co Variable Life Separate Account

●	Everlake Life Insurance Co Variable Annuity Separate Account C

●	Everlake Life Variable Life Separate Account A

●	Everlake Financial Advisors Separate Account I

●	Lincoln Benefit Life Variable Annuity Account

●	Lincoln Benefit Life Variable Life Account

Everlake is service provider to the following separate accounts:

●	American Maturity Life Insurance Company Separate Account

●	CG Variable Annuity Separate Account

●	Lincoln Benefit Life Variable Annuity Account

●	Lincoln Benefit Life Variable Life Account

The following are the directors and officers of Everlake. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Suite 303, Northbrook, IL 60062.

Name	Position with Distributor
Tyler Earl Baxter Largey	Manager and Chairman of the Board
Angela Kay Fontana	Manager
Rebecca Diane Kennedy	Manager, President
Julie Ann Harrigan	Treasurer, Controller, FINOP
Patrick Joseph Jeneske	Chief Compliance Officer

Therese Marie Kirchhoff	AML Officer

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation
Everlake Distributors, LLC.	$0	$0	$0	$0

Item 35. LOCATION OF ACCOUNTS AND RECORDS

Omitted.

Item 36. MANAGEMENT SERVICES

None.

Item 37. FEE REPRESENTATION

Wilton Reassurance Life Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Wilton Reassurance Life Company of New York.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, State of Connecticut, on the 25th day of April, 2023.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(REGISTRANT)

By:          *

Scott Sheefel

Director, President and Chief Executive Officer

Wilton Reassurance Life Company of New York

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(DEPOSITOR)

By: *
Scott Sheefel, Director, President and Chief
Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Director, Chairman of the Board	4/25/23
Dmitri Ponomarev

*	Director	4/25/23
Michael E. Fleitz

*	Director, Senior Vice	4/25/23
Perry H. Braun	President, Chief Investment Officer

*	Director, President and Chief	4/25/23
Scott Sheefel	Executive Officer

(Principal Executive Officer)

*	Director, Group Chief	4/25/23
Steven D. Lash	Financial Officer, Senior Vice President

*	Director	4/25/23
Susan Moser

*	Senior Vice President, Chief Financial Officer (Principal Financial Officer)	4/25/23
Lauren Mak

*	Senior Vice President, Group Chief Operating Officer	4/25/23
Enrico Treglia

*	Vice President, Controller	4/25/23
James Evans

*	Director	4/25/23
David Overbeeke

*	Director	4/25/23
John J. Quinn

*	Director	4/25/23
James R. Dwyer

/s/ Karen Carpenter *Signed by Karen Carpenter as Attorney in Fact, on behalf of those indicated pursuant to powers of attorney

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION

30(n)(1)	Consent of Independent Auditors
30(n)(2)	Consent of Independent Registered Public Accounting Firm